UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-01880

The Income Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2023

Hong T. Le

The Income Fund of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Income Fund of America® Annual report for the year ended July 31, 2023

Seeking current
income through
a flexible mix of
stocks and bonds

The Income Fund of America seeks current income while secondarily striving for capital growth.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended June 30, 2023 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	5.79%	6.38%	7.17%
Class A shares (reflecting 5.75% maximum sales charge)	–0.51	4.92	6.34

For other share class results, refer to capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios are 0.37% for Class F-2 shares and 0.58% for Class A shares as of the prospectus dated October 1, 2023 (unaudited). The expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Refer to capitalgroup.com for more information.

The fund’s 30-day yield as of July 31, 2023, was 4.00% for Class F-2 shares and 3.58% for Class A shares, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The fund’s 12-month distribution rates for Class F-2 shares and Class A shares as of that date were 3.42% and 3.04%, respectively. The Class A share results reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	The value of a long-term perspective

6	The portfolio at a glance

7	Investment portfolio

52	Financial statements

83	Board of trustees and other officers

Fellow investors:

For the fiscal year ended July 31, 2023, The Income Fund of America’s Class F-2 shares recorded a total return of 4.66%. The fund paid dividends totaling 82 cents a share. The fund also paid capital gain distributions totaling nearly 82 cents for the period.

The fund, which invests in a mix of stocks and bonds, lagged the 7.25% gain of the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index, its primary benchmark. As you can see in the chart below, over its lifetime The Income Fund of America has outpaced the blended index, a broad measure of the U.S. stock and bond markets.

The fund seeks primarily to provide investors with current income. We are pleased that the fund continued to pay income at a meaningfully higher rate than the S&P 500. The fund also aims to provide lower volatility than the overall stock market.

Results at a glance

For periods ended July 31, 2023, with all distributions reinvested:

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (12/1/73)[1]

The Income Fund of America (Class F-2 shares)[2]	4.66%	6.28%	7.06%	10.64%
The Income Fund of America (Class A shares)	4.45	6.08	6.87	10.45
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index[3,4,5]	7.25	8.43	8.88	9.85
S&P 500 Index[4]	13.02	12.20	12.66	11.21
Bloomberg U.S. Aggregate Index[5]	–3.37	0.75	1.50	6.55

Past results are not predictive of results in future periods.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index.

[1]	Date Capital Research and Management Company became the fund’s investment adviser.
[2]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	The 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index blends the S&P 500 Index with the Bloomberg U.S. Aggregate Index by weighting their total returns at 65% and 35%, respectively. Results assume the blend is rebalanced monthly.
[4]	Source: S&P Dow Jones Indices LLC. S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.
[5]	Source: Bloomberg Index Services Ltd. From December 1, 1973, through December 31, 1975, the Bloomberg U.S. Government/Credit Index was used because the Bloomberg U.S. Aggregate Index did not yet exist. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

The Income Fund of America	1

A shaky beginning, but a strong finish

Stock and bond markets entered the fiscal year under pressure from soaring inflation, rising interest rates and investor fears of an imminent recession. The Consumer Price Index climbed 8.3% in August 2022, and in September, the Federal Reserve announced its third consecutive 75-basis-point rate hike — the largest rate increases since 1994.

By the start of 2023, however, investors shrugged off these worries as the Fed indicated it would slow its pace of interest rate hikes as inflation was decelerating. After 10 consecutive hikes, the Fed paused at its June meeting, then just before the close of the fiscal year increased rates by 25 basis points to a range of 5.25% to 5.50%. Fed Chair Jerome Powell left open the possibility of further rate hikes this year, stressing that much would depend on incoming data. However, U.S. headline inflation for June slowed more than economists had anticipated, falling to 3% from 4% in May.

Economic growth accelerated in the second half of the fiscal year, helped by strong business investment, with the economy expanding an annualized 2.4% in the second quarter compared with the first quarter’s 2% pace. The labor market remained resilient throughout the period. Employers added 339,000 jobs in May and another 200,000 in June, when the unemployment rate stood at 3.6%. Home prices in April fell from their year-ago level for the first time since 2012, but rebounded the following month.

Nine of the 11 sectors of the S&P 500 posted gains, led by information technology, which surged on advances in artificial intelligence. The utilities and real estate sectors recorded declines for the full period as investors focused on more growth-oriented areas of the market. U.S. bonds were broadly negative for the period, with the Bloomberg U.S. Aggregate Index declining 3.37%. However, some types of U.S. corporate high-yield bonds generated positive returns with credit spreads on U.S. investment-grade bonds and high-yield bonds narrowing.

Inside the portfolio

As we have noted in these pages before, the fund’s commitment to current income and its focus on companies that its managers consider to be reasonably valued can provide a measure of downside protection when market volatility rises. This was the case during the volatile first half of the fiscal year, as the fund generated a 3.42% gain for the six months while the S&P 500 declined –0.44%. Conversely, the fund lagged the broader equity market during the second half rally, as many of the high-flying growth companies that led the market do not pay dividends and are ineligible for the fund.

Nowhere was this more evident than in the information technology sector, as the fund had a light concentration in the sector relative to the broader market, given that many companies in the sector pay no dividends or low dividends. That said, semiconductor maker Broadcom, the fund’s second-largest holding, soared 67.8% amid increasing demand for AI-related chips. Broadcom also secured a significant extension of a supply agreement with Apple to provide 5G radio-frequency and wireless-connectivity components. Microsoft, another top-10 holding, also gained, boosted by strong earnings and its multibillion-dollar investment in OpenAI, the maker of chatbot ChatGPT.

A lighter concentration of digitally oriented platform companies in the communications services sector similarly detracted from the fund’s overall result. Investments in the more defensive real estate and utilities sectors also proved to be a slight drag on returns. Brookfield Infrastructure Partners and DTE Energy both posted declines.

Holdings in the health care sector detracted from relative results. Pharmaceutical giant Pfizer slid as the drugmaker issued downbeat guidance for 2023, citing reduced demand for its COVID-19 vaccine and antiviral drug. There were also concerns that Pfizer had overpaid to acquire Seagen. Drugmaker Gilead Sciences, the fund’s third-largest position, posted a gain.

Support from consumer companies; energy holdings slide

Investments in the consumer companies generated some of the fund’s strongest returns. Spanish retailer Industria de Diseño Textil (Inditex) was a key contributor. The Zara owner’s shares jumped as robust sales of spring and

2	The Income Fund of America

summer clothes led to a larger-than-forecast increase in net profit. Tobacco maker Philip Morris International, the fund’s largest holding, and Comcast, also among the fund’s top-10 positions, also advanced.

The fund also drew support from some investments in the financials sector. JPMorgan Chase recorded a 36.9% return. However, futures exchange operator CME Group declined amid concerns that it may face less favorable operating conditions going forward.

Select investments in the energy sector proved to be a drag on the fund’s total return. Canadian natural gas provider TC Energy and Tourmaline Oil Corp. both declined amid falling crude oil and natural gas prices and worries over the global economy.

Also among the fund’s top-10 holdings, defense contractor Lockheed Martin and home improvement retailer Home Depot both rose.

Fixed income for ballast and income

At the close of the period, 24% of the fund’s assets were invested in fixed income securities, relatively unchanged from the previous year. The fund’s fixed income allocation was composed of a mix of U.S. Treasuries and other government issues, as well as investment-grade and high-yield corporate bonds. Not surprisingly, with rates rising and bond markets volatile in the first half of the period, returns for some sectors were modestly negative.

However, we are pleased that fixed income investments are contributing more meaningful levels of income, as has been the case historically. We believe our fixed income investments should make solid contributions to the fund’s income objective going forward as they continue to play an important role in helping mitigate equity market volatility.

Looking ahead

Looking ahead, we find reasons for optimism. The risk of a U.S. recession in 2023 has diminished. The labor market and U.S. consumer spending remain reasonably healthy. Inflation has moderated and the Fed has taken a wait-and-see approach with regard to the direction of interest rates. The market appears to be priced for a soft landing for the U.S. economy, whereby inflation returns to the Fed’s 2% target while the U.S. avoids recession. This outcome is far from certain. As a result, we believe valuations for many types of stocks and bonds might be ahead of themselves. In this environment we will be vigilant in our pursuit of lower volatility by focusing on what we believe are superior companies at reasonable valuations.

We remain confident that, with our patient approach, deep research effort and focus on income investing, we can generate solid returns for our investors and help them withstand bouts of market volatility.

We thank you for your commitment to The Income Fund of America and look forward to reporting to you again in six months.

Cordially,

Hilda L. Applbaum
Co-President

Pramod Atluri
Co-President

Caroline Randall
Co-President

September 12, 2023

For current information about the fund, refer to capitalgroup.com.

The Income Fund of America	3

The value of a long-term perspective

Fund results shown are for Class F-2 shares and Class A shares. Class A share results reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment¹; thus, the net amount invested was $9,425.2 Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

The results shown are before taxes on fund distributions and sale of fund shares.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The maximum initial sales charge was 8.5% prior to July 1, 1988.
[3]	For the period December 1, 1973 (when Capital Research and Management Company became the fund’s investment adviser), through July 31, 1974.
[4]	The indexes are unmanaged and include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses. Investors cannot invest directly in an index.
[5]	From December 1, 1973, through December 31, 1975, the Bloomberg U.S. Government/Credit Index was used because the Bloomberg U.S. Aggregate Index did not exist.
[6]	From April 1990 to September 1994 and from September 2003 to March 2009, the fund accrued dividends daily but paid quarterly. Dividends reflect quarterly dividends actually paid during the period, while year-end values are adjusted for cumulative dividends accrued but not yet paid.
[7]	The 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index blends the S&P 500 Index with the Bloomberg U.S. Aggregate Index by weighting their total returns at 65% and 35%, respectively. Results assume the blend is rebalanced monthly.

	1 year	5 years	10 years
Class F-2 shares	4.66%	6.28%	7.06%
Class A shares*	-1.55	4.83	6.23

**Assumes payment of the maximum 5.75% sales charge.*

$2,000,000
$1,600,000
$1,200,000
$800,000
400,000
100,000
20,000
10,000
8,000
Year ended July 31
1974[3] 1975 1976 1977 1978 1979 1980 1981 1982 1983 1984 1985 1986 1987 1988 1989 1990 1991

4	The Income Fund of America

How a hypothetical $10,000 investment has grown

There have always been reasons not to invest. If you look beyond the negative headlines, however, you will find that despite occasional stumbles, financial markets have tended to reward investors over the long term. Investment management — bolstered by experience and careful research — can add even more value. As the chart below shows, over its lifetime, The Income Fund of America (IFA) has fared well against its benchmarks.

The Income Fund of America	5

The portfolio at a glance

July 31, 2023
Investment mix by security type
Percent of net assets

Five largest sectors in common stock holdings

Percent of net assets
Financials	11.30%
Consumer staples	9.91
Health care	9.85
Industrials	6.50
Energy	6.22

Ten largest common stock holdings

Percent of net assets
Philip Morris International	3.07%
Broadcom	2.44
Gilead Sciences	2.13
JPMorgan Chase	1.82
Pfizer	1.58
Lockheed Martin	1.53
CME Group	1.48
Microsoft	1.41
Home Depot	1.41
Comcast	1.36

Country diversification by domicile

Percent of net assets
United States	69.67%
Eurozone*	6.72
Canada	5.22
United Kingdom	4.94
Switzerland	2.33
Japan	1.22
Taiwan	1.15
Other countries	3.15
Short-term securities & other assets less liabilities	5.60

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

July 31, 2022
Investment mix by security type
Percent of net assets

Five largest sectors in common stock holdings

Percent of net assets
Consumer staples	9.85%
Financials	9.74
Health care	8.62
Energy	6.25
Real estate	5.83

Ten largest common stock holdings

Percent of net assets
Pfizer	2.64%
Philip Morris International	2.37
Broadcom	1.71
CME Group	1.54
Lockheed Martin	1.50
Microsoft	1.36
Crown Castle International	1.26
VICI Properties	1.25
AstraZeneca	1.19
Home Depot	1.08

Country diversification by domicile

Percent of net assets
United States	69.95%
United Kingdom	5.08
Canada	4.89
Eurozone†	4.41
Switzerland	1.59
Taiwan	1.12
Other countries	3.69
Short-term securities & other assets less liabilities	9.27

†	Countries using the euro as a common currency; those represented in the fund’s portfolio are Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

6	The Income Fund of America

Investment portfolio July 31, 2023

Common stocks 70.01%	Shares	Value (000)
Financials 11.30%
JPMorgan Chase & Co.	13,893,066	$2,194,549
CME Group, Inc., Class A	8,936,198	1,777,946
Goldman Sachs Group, Inc.	2,170,500	772,416
Zurich Insurance Group AG	1,460,086	704,551
Morgan Stanley	6,059,814	554,837
Brookfield Asset Management, Ltd., Class A	14,912,476	502,849
Ares Management Corp., Class A	4,990,000	495,108
BlackRock, Inc.	663,582	490,287
The Carlyle Group, Inc.	13,610,386	485,210
Apollo Asset Management, Inc.	5,915,679	483,370
Ping An Insurance (Group) Company of China, Ltd., Class H	59,663,500	430,326
Postal Savings Bank of China Co., Ltd., Class H1	654,739,000	401,294
Synchrony Financial	11,302,951	390,404
Blackstone, Inc.	3,087,600	323,550
B3 SA - Brasil, Bolsa, Balcao	92,456,000	291,323
Power Corporation of Canada, subordinate voting shares	9,625,253	272,703
DBS Group Holdings, Ltd.	8,413,300	216,762
The Toronto-Dominion Bank (CAD denominated)[1]	3,255,834	214,710
ING Groep NV	12,861,933	187,802
Progressive Corp.	1,315,000	165,664
Franklin Resources, Inc.	5,553,503	162,384
T&D Holdings, Inc. (Japan)	9,797,700	159,157
Fifth Third Bancorp	5,242,000	152,542
American International Group, Inc.	2,353,000	141,839
DNB Bank ASA	6,513,748	134,388
Manulife Financial Corp.	6,082,200	121,584
China Merchants Bank Co., Ltd., Class A	14,310,500	71,204
China Merchants Bank Co., Ltd., Class H	9,315,000	45,925
3i Group PLC	4,110,000	104,278
Banco Bilbao Vizcaya Argentaria, SA	12,232,000	96,968
Canadian Imperial Bank of Commerce (CAD denominated)	2,197,109	96,772
Principal Financial Group, Inc.	1,200,000	95,844
Bank Leumi Le Israel BM	11,232,000	89,724
Qualitas Controladora, SAB de CV1	10,711,900	78,831
ABN AMRO Bank NV	4,539,930	77,171
National Bank of Canada	975,000	76,364
Tokio Marine Holdings, Inc.	3,327,000	76,215
Citigroup, Inc.	1,300,000	61,958
Münchener Rückversicherungs-Gesellschaft AG	146,257	55,093
Fidelity National Information Services, Inc.	900,000	54,342
Islandsbanki hf.	59,814,905	53,553
Tryg A/S	2,616,000	51,684
AXA SA	1,505,000	46,283
Great-West Lifeco, Inc.	1,400,900	42,251
ICICI Securities, Ltd.	4,058,288	31,347
TISCO Financial Group PCL, foreign registered shares	10,000,000	29,360
BB Seguridade Participações SA	3,300,000	21,717
Brookfield Corp., Class A	207,530	7,243
Sberbank of Russia PJSC[2]	25,683,200	—	[3]
		13,591,682

Consumer staples 9.91%
Philip Morris International, Inc.	36,976,715	3,687,319
Altria Group, Inc.	25,487,294	1,157,633
Procter & Gamble Company	5,874,489	918,183
General Mills, Inc.	10,348,678	773,460
Target Corp.	5,023,800	685,598
PepsiCo, Inc.	2,890,704	541,891
Nestlé SA	4,237,617	519,370
Coca-Cola Company	8,333,900	516,119
British American Tobacco PLC	14,032,000	470,998
Kraft Heinz Company	12,974,240	469,408
Bunge, Ltd.	4,263,175	463,279
Keurig Dr Pepper, Inc.	9,734,164	331,059
Walgreens Boots Alliance, Inc.	7,057,000	211,498

The Income Fund of America	7

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Kimberly-Clark Corp.	1,585,000	$204,624
Imperial Brands PLC	8,645,857	204,105
Archer Daniels Midland Company	2,078,000	176,547
Conagra Brands, Inc.	4,527,100	148,534
Kenvue, Inc.[1]	6,000,000	142,080
Diageo PLC	1,468,113	64,012
Tyson Foods, Inc., Class A	1,109,092	61,799
Mondelez International, Inc.	784,000	58,118
Danone SA	875,000	53,423
Scandinavian Tobacco Group A/S	2,878,531	50,033
Viva Wine Group AB4	4,500,000	12,846
		11,921,936

Health care 9.85%
Gilead Sciences, Inc.	33,735,334	2,568,608
Pfizer, Inc.	52,679,748	1,899,632
AstraZeneca PLC	10,792,800	1,549,366
AbbVie, Inc.	5,781,742	864,833
Sanofi	8,098,016	864,467
CVS Health Corp.	10,555,859	788,417
Merck & Co., Inc.	7,251,932	773,419
Roche Holding AG, nonvoting non-registered shares	1,699,812	527,457
Johnson & Johnson	2,995,000	501,752
Novartis AG	4,080,000	426,083
Medtronic PLC	4,355,166	382,209
Takeda Pharmaceutical Company, Ltd.	10,901,308	332,637
Danaher Corp.	658,474	167,950
Rotech Healthcare, Inc.[2,4,5,6]	543,172	57,033
GSK PLC	2,843,500	50,527
Becton, Dickinson and Co.	170,336	47,459
Bristol-Myers Squibb Company	709,449	44,121
		11,845,970

Industrials 6.50%
Lockheed Martin Corp.	4,118,700	1,838,464
BAE Systems PLC	128,646,094	1,537,722
United Parcel Service, Inc., Class B	3,654,641	683,893
RTX Corp.	7,141,551	627,957
Siemens AG	2,516,320	428,782
Norfolk Southern Corp.	1,573,453	367,543
Caterpillar, Inc.	997,810	264,589
Cummins, Inc.	1,000,000	260,800
Watsco, Inc.[1]	608,300	230,053
General Dynamics Corp.	1,000,000	223,580
SGS SA	2,236,937	216,601
ManpowerGroup, Inc.[4]	2,722,832	214,777
Kone OYJ, Class B	3,638,417	186,581
Emerson Electric Co.	2,025,800	185,057
Bureau Veritas SA	2,840,989	78,029
DHL Group	1,363,553	70,044
Ventia Services Group Pty, Ltd.	34,829,353	67,845
Singapore Technologies Engineering, Ltd.	23,766,500	66,666
ITOCHU Corp.[1]	1,300,000	52,543
Fluidra, SA, non-registered shares	2,246,000	49,686
Illinois Tool Works, Inc.	175,514	46,216
SITC International Holdings Co., Ltd.	16,750,000	36,512
Valmet OYJ	1,356,000	35,946
Inwido AB	2,500,000	27,550
Regal Rexnord Corp.	134,000	20,928
Aena S.M.E, SA, non-registered shares	20,000	3,197
		7,821,561

Energy 6.22%
Exxon Mobil Corp.	10,100,037	1,083,128
ConocoPhillips	8,656,430	1,019,035
Chevron Corp.	5,584,586	913,973
TotalEnergies SE	14,224,460	864,255
EOG Resources, Inc.	6,161,911	816,638

8	The Income Fund of America

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Canadian Natural Resources, Ltd. (CAD denominated)	12,372,099	$752,374
Tourmaline Oil Corp.	11,841,220	613,680
TC Energy Corp. (CAD denominated)[1]	11,976,649	429,239
Coterra Energy, Inc.	9,670,000	266,312
Baker Hughes Co., Class A	5,310,000	190,045
Enbridge, Inc.[1]	5,000,000	184,000
HF Sinclair Corp.	1,780,000	92,720
Chesapeake Energy Corp.[1]	797,242	67,239
Diamondback Energy, Inc.	350,000	51,562
Shell PLC (GBP denominated)	1,650,000	50,101
Ascent Resources - Utica, LLC, Class A2,5,6	110,214,618	36,371
Woodside Energy Group, Ltd.	1,344,966	34,321
Altera Infrastructure, LP2,5	80,900	6,419
California Resources Corp.	104,121	5,555
Mesquite Energy, Inc.[2,5]	25,913	1,098
McDermott International, Ltd.[5]	120,017	22
Earthstone Energy, Inc., Class A5	395	6
Bighorn Permian Resources, LLC[2]	17,183	—	[3]
		7,478,093

Information technology 5.95%
Broadcom, Inc.	3,266,450	2,935,395
Microsoft Corp.	5,047,730	1,695,633
Taiwan Semiconductor Manufacturing Company, Ltd.	59,220,300	1,064,690
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,543,000	152,988
Texas Instruments, Inc.	4,150,886	747,160
QUALCOMM, Inc.	2,073,672	274,077
Tokyo Electron, Ltd.	738,000	110,209
Vanguard International Semiconductor Corp.	33,734,500	82,977
MediaTek, Inc.	2,086,000	45,800
GlobalWafers Co., Ltd.	2,423,000	39,630
Seagate Technology Holdings PLC	252,200	16,015
		7,164,574

Real estate 4.92%
VICI Properties, Inc. REIT	34,478,039	1,085,369
Crown Castle, Inc. REIT	7,281,527	788,516
Iron Mountain, Inc. REIT	12,761,822	783,576
Public Storage REIT	2,363,933	666,038
Extra Space Storage, Inc. REIT	4,733,150	660,606
Gaming and Leisure Properties, Inc. REIT	10,793,948	512,281
Regency Centers Corp. REIT	4,238,000	277,716
Boston Properties, Inc. REIT	3,500,000	233,205
Federal Realty Investment Trust REIT	2,100,000	213,192
Prologis, Inc. REIT	1,657,500	206,773
Lamar Advertising Co. REIT, Class A	2,003,322	197,728
American Tower Corp. REIT	646,000	122,940
CubeSmart REIT	1,518,100	65,825
Kimco Realty Corp. REIT	3,048,000	61,752
CTP NV	2,803,481	38,469
Selvaag Bolig ASA	1,912,218	6,056
WeWork, Inc., Class A5	1,980,450	429
		5,920,471

Consumer discretionary 4.55%
Home Depot, Inc.	5,078,734	1,695,485
Restaurant Brands International, Inc.	12,379,129	947,746
Darden Restaurants, Inc.	5,509,781	930,712
Industria de Diseño Textil, SA	19,707,834	754,290
Starbucks Corp.	4,240,321	430,689
Kering SA	530,646	305,492
Domino’s Pizza Group PLC[4]	30,671,123	136,743
Hasbro, Inc.	1,481,395	95,639
Midea Group Co., Ltd., Class A	7,780,490	64,580
Kindred Group PLC (SDR)	4,500,000	54,078

The Income Fund of America	9

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Puuilo OYJ[4]	5,509,640	$45,040
NMG Parent, LLC[5]	67,256	8,071
MYT Holding Co., Class B5	2,070,418	1,553
		5,470,118

Utilities 4.47%
Brookfield Infrastructure Partners, LP4	29,787,186	1,060,561
DTE Energy Company	6,297,703	719,827
National Grid PLC	46,932,077	621,275
FirstEnergy Corp.	15,100,083	594,792
AES Corp.	21,673,514	468,798
The Southern Co.	6,355,381	459,748
Veolia Environnement	11,758,000	382,666
Public Service Enterprise Group, Inc.	4,633,819	292,487
Duke Energy Corp.	3,080,957	288,439
Edison International	1,893,100	136,228
CMS Energy Corp.	1,715,700	104,778
Dominion Energy, Inc.	1,906,473	102,092
E.ON SE	6,035,110	76,343
Guangdong Investment, Ltd.	52,919,000	45,734
Talen Energy Corp.[5]	368,879	20,012
		5,373,780

Communication services 3.57%
Comcast Corp., Class A	36,036,834	1,631,027
Publicis Groupe SA	7,288,267	588,348
Koninklijke KPN NV1	137,211,139	496,643
Nippon Telegraph and Telephone Corp.	432,140,000	494,820
BCE, Inc.	9,755,000	421,374
Interpublic Group of Companies, Inc.	7,883,500	269,852
Verizon Communications, Inc.	7,250,000	247,080
Deutsche Telekom AG	4,014,400	87,579
Singapore Telecommunications, Ltd.	25,850,000	51,710
Cumulus Media, Inc., Class A5	217,532	1,379
Clear Channel Outdoor Holdings, Inc.[5]	152,827	275
		4,290,087

Materials 2.77%
Barrick Gold Corp.	32,181,200	556,413
Rio Tinto PLC	6,990,400	462,013
Glencore PLC	56,208,586	341,597
Dow, Inc.	5,085,000	287,150
Packaging Corporation of America	1,670,448	256,163
Vale SA, ordinary nominative shares	17,446,900	255,168
International Flavors & Fragrances, Inc.	2,346,123	198,506
Agnico Eagle Mines, Ltd. (CAD denominated)	3,563,427	186,812
Air Products and Chemicals, Inc.	506,530	154,659
Holcim, Ltd.	2,220,240	154,288
UPM-Kymmene OYJ	4,415,526	146,132
Lundin Mining Corp.	7,750,000	69,292
Newmont Corp.	1,400,000	60,088
Shin-Etsu Chemical Co., Ltd.	1,750,000	57,556
Norsk Hydro ASA	8,500,000	55,688
Fortescue Metals Group, Ltd.	3,082,309	44,886
BASF SE	604,000	32,388
Polymetal International PLC[5]	6,162,000	17,002
		3,335,801

Total common stocks (cost: $59,426,346,000)		84,214,073

10	The Income Fund of America

Preferred securities 0.19%	Shares		Value (000)
Financials 0.19%
Citigroup, Inc. 12.001% preferred shares[7]		2,245,277	$65,091
Itaú Unibanco Holding SA, preferred nominative shares		10,500,000	63,594
Citigroup, Inc., Series K, 6.875% noncumulative preferred depositary shares		2,145,767	54,502
Goldman Sachs Group, Inc., Series J, (3-month USD CME Term SOFR + 3.902%) 8.977% preferred depositary shares[1,7]		1,200,000	30,492
Wells Fargo & Company, Series Q, Class A, 5.85% noncumulative preferred depositary shares		555,913	13,998
			227,677

Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[2,5,8]		3,259	2,439

Consumer discretionary 0.00%
MYT Holdings, LLC, Series A, 10.00% preferred shares[2,5]		1,427,896	1,035

Total preferred securities (cost: $211,056,000)			231,151

Rights & warrants 0.00%
Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 9/24/2027[5]		75,844	1,006

Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[2,5]		28	—	[3]

Total rights & warrants (cost: $459,000)			1,006

Convertible stocks 0.13%
Utilities 0.07%
AES Corp., convertible preferred units, 6.875% 2/15/2024[1]		1,043,000	89,270

Financials 0.06%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 9/15/2023		1,061,031	74,124

Total convertible stocks (cost: $157,733,000)			163,394

Convertible bonds & notes 0.01%	Principal amount (000)
Communication services 0.01%
DISH Network Corp., convertible notes, 3.375% 8/15/2026	USD	18,173	10,168

Total convertible bonds & notes (cost: $9,924,000)			10,168

Bonds, notes & other debt instruments 24.06%
Corporate bonds, notes & loans 16.17%
Financials 3.35%
Advisor Group Holdings, Inc. 10.75% 8/1/2027[8]		47,972	49,248
AerCap Ireland Capital DAC 4.50% 9/15/2023		2,048	2,044
AerCap Ireland Capital DAC 1.15% 10/29/2023		9,000	8,890
AerCap Ireland Capital DAC 1.65% 10/29/2024		25,275	23,891
AerCap Ireland Capital DAC 6.50% 7/15/2025		4,315	4,347
AerCap Ireland Capital DAC 1.75% 1/30/2026		3,978	3,596
AerCap Ireland Capital DAC 2.45% 10/29/2026		23,694	21,325
AerCap Ireland Capital DAC 5.75% 6/6/2028		12,028	11,993
AerCap Ireland Capital DAC 3.00% 10/29/2028		27,689	24,173
AerCap Ireland Capital DAC 3.30% 1/30/2032		12,254	10,059
AerCap Ireland Capital DAC 3.40% 10/29/2033		4,678	3,744
AerCap Ireland Capital DAC 3.85% 10/29/2041		6,777	5,135
AG Issuer, LLC 6.25% 3/1/2028[8]		59,717	57,659
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[8]		24,566	25,356
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[8,9]		17,500	17,941
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[8]		20,465	18,694
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[8]		50,851	48,220

The Income Fund of America	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028[8]	USD	14,500	$14,440
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[8]		33,940	30,062
Ally Financial, Inc. 8.00% 11/1/2031		4,276	4,477
American International Group, Inc. 2.50% 6/30/2025		16,668	15,841
American International Group, Inc. 5.125% 3/27/2033		11,015	10,838
American International Group, Inc. 4.375% 6/30/2050		3,450	2,951
AmWINS Group, Inc. 4.875% 6/30/2029[8]		46,055	42,294
Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[8]		52,126	47,163
Ascensus, Inc., Term Loan, (1-month USD CME Term SOFR + 6.50%) 12.030% 8/2/2029[7,10]		6,070	5,645
AssuredPartners, Inc. 7.00% 8/15/2025[8]		435	430
AssuredPartners, Inc. 5.625% 1/15/2029[8]		22,866	19,981
Banco Santander, SA 2.746% 5/28/2025		2,600	2,461
Banco Santander, SA 5.147% 8/18/2025		3,400	3,357
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[9]		8,245	7,104
Bank of America Corp. 1.843% 2/4/2025 (USD-SOFR + 0.67% on 2/4/2024)[9]		20,000	19,593
Bank of America Corp. 2.456% 10/22/2025 (3-month USD CME Term SOFR + 1.132% on 10/22/2024)[9]		10,750	10,334
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[9]		9,700	8,916
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[9]		14,896	14,743
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[9]		26,000	25,054
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[9]		21,627	21,288
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[9]		20,842	21,432
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[9]		5,400	4,976
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[9]		26,229	22,523
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[9]		4,942	3,938
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[9]		5,900	4,722
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032)[9]		7,135	5,964
Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032)[9]		26,000	24,453
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[9]		26,850	26,227
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[9]		26,511	26,319
Bank of New York Mellon Corp. 4.534% 2/1/2029 (USD-SOFR + 1.169% on 2/1/2028)[9]		9,000	8,789
Bank of New York Mellon Corp. 4.705% 2/1/2034 (USD-SOFR + 1.512% on 2/1/2033)[9]		11,369	10,849
Blackstone Private Credit Fund 7.05% 9/29/2025		20,415	20,518
Block, Inc. 3.50% 6/1/2031		14,380	12,057
Blue Owl Capital Corp. 4.00% 3/30/2025		449	426
Blue Owl Capital Corp. 3.40% 7/15/2026		6,475	5,848
Blue Owl Capital Corp. 2.625% 1/15/2027		20,600	17,800
Blue Owl Capital Corp. 2.875% 6/11/2028		1,765	1,460
Blue Owl Capital Corp. II 4.625% 11/26/2024[8]		9,285	8,884
Blue Owl Capital Corp. III 3.125% 4/13/2027		14,490	12,299
Blue Owl Credit Income Corp. 4.70% 2/8/2027		17,775	16,184
BNP Paribas SA 2.219% 6/9/2026 (USD-SOFR + 2.074% on 6/9/2025)[8,9]		7,800	7,293
BNP Paribas SA 1.323% 1/13/2027 (USD-SOFR + 1.004% on 1/13/2026)[8,9]		4,865	4,358
BNP Paribas SA 1.675% 6/30/2027 (USD-SOFR + 0.912% on 6/30/2026)[8,9]		1,159	1,034
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[8,9]		24,235	21,820
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[8,9]		7,330	6,157
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[8,9]		9,780	8,081
BPCE 5.70% 10/22/2023[8]		16,825	16,773
BPCE 5.15% 7/21/2024[8]		18,160	17,872
BPCE 1.625% 1/14/2025[8]		8,000	7,514
BPCE 1.00% 1/20/2026[8]		10,000	8,950
BPCE 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[8,9]		6,925	6,273
BPCE 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[8,9]		22,500	22,426
BPCE 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[8,9]		7,925	6,172
BPCE 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[8,9]		750	738
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[8,9]		6,575	6,610
Capital One Financial Corp. 1.343% 12/6/2024 (USD-SOFR + 0.69% on 12/6/2023)[9]		13,075	12,819
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[9]		9,000	8,812
Castlelake Aviation Finance DAC 5.00% 4/15/2027[8]		26,060	24,067
Chubb INA Holdings, Inc. 3.35% 5/3/2026		765	735
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[9]		6,069	5,729
Citigroup, Inc. 4.60% 3/9/2026		1,300	1,269
Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[9]		7,300	6,991
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[9]		17,750	17,720

12	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[9]	USD	5,855	$5,402
Citigroup, Inc. 3.668% 7/24/2028 (3-month USD CME Term SOFR + 1.652% on 7/24/2027)[9]		700	654
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[9]		2,400	2,082
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[9]		14,800	12,362
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[9]		4,592	3,698
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[9]		5,020	4,857
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[9]		28,888	30,685
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[9]		3,700	3,760
CME Group, Inc. 3.75% 6/15/2028		6,875	6,639
Coinbase Global, Inc. 3.375% 10/1/2028[8]		34,318	24,063
Coinbase Global, Inc. 3.625% 10/1/2031[8]		45,480	28,746
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[8]		74,775	68,143
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[8]		26,645	21,972
Cooperatieve Rabobank UA 4.375% 8/4/2025		9,000	8,723
Corebridge Financial, Inc. 3.50% 4/4/2025		9,248	8,879
Corebridge Financial, Inc. 3.65% 4/5/2027		22,661	21,356
Corebridge Financial, Inc. 3.85% 4/5/2029		15,393	14,123
Corebridge Financial, Inc. 3.90% 4/5/2032		7,289	6,427
Corebridge Financial, Inc. 4.35% 4/5/2042		1,622	1,320
Corebridge Financial, Inc. 4.40% 4/5/2052		3,907	3,139
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[8,9]		10,675	9,919
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[8,9]		4,900	4,380
Credit Suisse AG 3.625% 9/9/2024		2,990	2,904
Credit Suisse AG 7.95% 1/9/2025		17,750	18,158
Credit Suisse AG 7.50% 2/15/2028		9,000	9,544
Danske Bank AS 3.875% 9/12/2023[8]		9,604	9,574
Danske Bank AS 3.773% 3/28/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 3/28/2024)[8,9]		25,000	24,562
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[8,9]		5,000	4,721
Deutsche Bank AG 0.898% 5/28/2024		7,500	7,187
Deutsche Bank AG 3.70% 5/30/2024		8,653	8,476
Deutsche Bank AG 2.222% 9/18/2024 (USD-SOFR + 2.159% on 9/18/2023)[9]		21,775	21,625
Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[9]		58,600	56,450
Deutsche Bank AG 4.10% 1/13/2026		33,123	31,442
Deutsche Bank AG 4.10% 1/13/2026		834	806
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[9]		8,336	7,556
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[9]		4,460	4,551
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[9]		26,968	23,706
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[9]		61,319	53,906
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[9]		19,842	20,220
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[9]		4,200	3,532
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[9]		12,000	9,364
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[9]		6,750	6,505
Discover Financial Services 6.70% 11/29/2032		817	839
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[8,9]		17,500	17,530
Equitable Holdings, Inc. 5.00% 4/20/2048		1,500	1,311
Fidelity National Information Services, Inc. 1.65% 3/1/2028		1,265	1,084
Fidelity National Information Services, Inc. 2.25% 3/1/2031		3,420	2,794
Fidelity National Information Services, Inc. 3.10% 3/1/2041		2,027	1,446
Fiserv, Inc. 2.65% 6/1/2030		5,402	4,613
Goldman Sachs Group, Inc. 3.272% 9/29/2025 (3-month USD CME Term SOFR + 1.463% on 9/29/2024)[9]		1,100	1,067
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[9]		17,000	15,012
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[9]		48,202	43,019
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[9]		26,963	24,429
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[9]		33,910	31,854
Goldman Sachs Group, Inc. 3.691% 6/5/2028 (3-month USD CME Term SOFR + 1.772% on 6/5/2027)[9]		8,000	7,539
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[9]		13,362	12,941
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[9]		2,001	1,577
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[9]		6,523	5,354
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[9]		36,100	30,431
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[9]		7,500	5,568
GTCR (AP) Finance, Inc. 8.00% 5/15/2027[8]		22,939	22,740
Hightower Holding, LLC 6.75% 4/15/2029[8]		23,145	20,315

The Income Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
HSBC Holdings PLC 4.25% 3/14/2024	USD	9,000	$8,894
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[9]		281	271
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028)[9]		6,042	5,708
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[9]		200	163
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[9]		1,000	809
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[9]		21,807	22,487
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027		1,889	1,660
Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027		18,900	16,134
Huarong Finance 2019 Co., Ltd. 4.50% 5/29/2029		5,941	4,864
Huarong Finance II Co., Ltd. 5.50% 1/16/2025		17,000	16,406
HUB International, Ltd. 7.00% 5/1/2026[8]		49,786	49,743
HUB International, Ltd. 5.625% 12/1/2029[8]		16,370	14,625
HUB International, Ltd. 7.25% 6/15/2030[8]		12,698	12,952
HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 9.584% 6/20/2030[7,10]		3,107	3,123
Intercontinental Exchange, Inc. 2.65% 9/15/2040		12,025	8,501
Intesa Sanpaolo SpA 5.017% 6/26/2024[8]		124,555	121,725
Intesa Sanpaolo SpA 3.25% 9/23/2024[8]		1,130	1,089
Intesa Sanpaolo SpA 5.71% 1/15/2026[8]		43,165	41,696
Intesa Sanpaolo SpA 3.875% 7/14/2027[8]		9,300	8,442
Intesa Sanpaolo SpA 3.875% 1/12/2028[8]		2,820	2,535
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[8,9]		10,300	10,968
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[8,9]		17,500	17,721
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[8]		45,895	39,759
JPMorgan Chase & Co. 3.875% 9/10/2024		150	147
JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[9]		250	239
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[9]		21,994	20,753
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[9]		620	619
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[9]		23,150	21,851
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[9]		7,857	7,676
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[9]		7,100	6,338
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[9]		2,450	2,207
JPMorgan Chase & Co. 1.47% 9/22/2027 (USD-SOFR + 0.765% on 9/22/2026)[9]		925	819
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[9]		2,150	1,982
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[9]		29,000	28,115
JPMorgan Chase & Co. 3.54% 5/1/2028 (3-month USD CME Term SOFR + 1.642% on 5/1/2027)[9]		350	328
JPMorgan Chase & Co. 2.182% 6/1/2028 (USD-SOFR + 1.89% on 6/1/2027)[9]		4,400	3,920
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[9]		15,679	15,472
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028)[9]		20,593	17,767
JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[9]		5,000	4,233
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[9]		11,550	9,200
JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[9]		598	571
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[9]		14,136	13,818
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[9]		32,120	32,363
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[9]		7,500	5,515
JPMorgan Chase & Co., Series S, 6.75% junior subordinated perpetual bonds (3-month USD CME Term SOFR + 4.042% on 2/1/2024)[9]		25,901	25,901
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[9]		8,320	7,417
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[8,9]		2,400	2,402
Liberty Mutual 4.569% 2/1/2029[8]		3,429	3,352
Lloyds Banking Group PLC 4.05% 8/16/2023		6,000	5,996
Lloyds Banking Group PLC 4.582% 12/10/2025		7,000	6,752
Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[9]		5,600	5,296
Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[9]		12,427	11,572
Lloyds Banking Group PLC 4.976% 8/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/11/2032)[9]		9,295	8,755
LPL Holdings, Inc. 4.625% 11/15/2027[8]		41,845	39,475
LPL Holdings, Inc. 4.00% 3/15/2029[8]		23,370	20,971
LPL Holdings, Inc. 4.375% 5/15/2031[8]		22,090	19,442

14	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Mastercard, Inc. 4.875% 3/9/2028	USD	6,292	$6,363
Mastercard, Inc. 4.85% 3/9/2033		27,137	27,641
Metropolitan Life Global Funding I 5.15% 3/28/2033[8]		5,334	5,299
MGIC Investment Corp. 5.25% 8/15/2028		5,075	4,837
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[9]		17,000	15,147
Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[9]		5,000	4,493
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[9]		8,000	7,611
Mizuho Financial Group, Inc. 0.849% 9/8/2024 (USD-SOFR + 0.872% on 9/8/2023)[9]		5,200	5,169
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[9]		13,000	11,532
Mizuho Financial Group, Inc. 1.979% 9/8/2031 (USD-SOFR + 1.532% on 9/8/2030)[9]		4,100	3,220
Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032)[9]		8,925	8,966
Moody’s Corp. 4.25% 8/8/2032		2,235	2,125
Morgan Stanley 3.70% 10/23/2024		600	587
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[9]		12,230	11,996
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[9]		9,869	8,859
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[9]		30,463	27,079
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[9]		21,084	20,270
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027)[9]		8,935	9,252
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[9]		16,979	16,814
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[9]		15,720	15,560
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[9]		7,200	7,218
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[9]		2,736	2,336
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[9]		7,153	5,566
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031)[9]		10,232	8,009
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[9]		12,930	10,291
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)[9]		875	706
Morgan Stanley 2.943% 1/21/2033 (USD-SOFR + 1.29% on 1/21/2032)[9]		10,000	8,327
Morgan Stanley 6.342% 10/18/2033 (USD-SOFR + 2.565% on 10/18/2032)[9]		3,100	3,298
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[9]		10,000	9,875
Morgan Stanley 5.297% 4/20/2037 (USD-SOFR + 2.62% on 4/20/2032)[9]		3,226	3,063
Morgan Stanley Bank, N.A. 5.479% 7/16/2025		4,075	4,084
MSCI, Inc. 4.00% 11/15/2029[8]		19,500	17,764
MSCI, Inc. 3.625% 9/1/2030[8]		4,950	4,340
MSCI, Inc. 3.875% 2/15/2031[8]		20,959	18,616
MSCI, Inc. 3.25% 8/15/2033[8]		3,650	2,981
Nasdaq, Inc. 5.35% 6/28/2028		4,313	4,323
Nasdaq, Inc. 5.55% 2/15/2034		12,989	13,111
Nasdaq, Inc. 5.95% 8/15/2053		4,660	4,758
Nasdaq, Inc. 6.10% 6/28/2063		998	1,009
Navient Corp. 6.125% 3/25/2024		29,960	29,876
Navient Corp. 5.875% 10/25/2024		15,600	15,405
Navient Corp. 6.75% 6/15/2026		15,000	14,640
Navient Corp. 5.00% 3/15/2027		19,710	17,856
Navient Corp. 4.875% 3/15/2028		3,085	2,697
Navient Corp. 5.50% 3/15/2029		72,940	63,127
Navient Corp. 5.625% 8/1/2033		10,990	8,423
New York Life Global Funding 4.55% 1/28/2033[8]		3,788	3,639
NFP Corp. 6.875% 8/15/2028[8]		18,421	16,326
Northwestern Mutual Global Funding 1.75% 1/11/2027[8]		10,000	8,951
Onemain Finance Corp. 6.125% 3/15/2024		20,300	20,266
OneMain Finance Corp. 3.875% 9/15/2028		5,974	4,912
Owl Rock Capital Corp. 3.75% 7/22/2025		12,473	11,651
Oxford Finance, LLC 6.375% 2/1/2027[8]		18,510	17,354
PayPal Holdings, Inc. 2.65% 10/1/2026		1,207	1,125
PayPal Holdings, Inc. 2.30% 6/1/2030		674	573
PNC Financial Services Group, Inc. 3.90% 4/29/2024		3,000	2,952
Prudential Financial, Inc. 4.35% 2/25/2050		6,205	5,310
Prudential Financial, Inc. 3.70% 3/13/2051		755	579
Rocket Mortgage, LLC 2.875% 10/15/2026[8]		12,990	11,575
Rocket Mortgage, LLC 3.625% 3/1/2029[8]		6,645	5,671
Royal Bank of Canada 1.15% 6/10/2025		12,367	11,454
Ryan Specialty Group, LLC 4.375% 2/1/2030[8]		23,765	21,056

The Income Fund of America	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Santander Holdings USA, Inc. 3.50% 6/7/2024	USD	11,250	$10,988
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027)[9]		5,250	4,566
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[9]		12,475	12,542
Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028)[9]		1,861	1,862
Starwood Property Trust, Inc. 5.50% 11/1/2023[8]		5,400	5,373
Starwood Property Trust, Inc. 4.375% 1/15/2027[8]		28,480	25,305
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[9]		6,265	5,792
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[9]		7,832	7,539
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027		3,125	2,800
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[8,9]		3,800	3,651
Synchrony Bank 5.40% 8/22/2025		9,000	8,672
Synchrony Bank 5.625% 8/23/2027		9,000	8,552
Synchrony Financial 4.375% 3/19/2024		5,095	5,022
Toronto-Dominion Bank 0.75% 9/11/2025		6,575	5,975
Toronto-Dominion Bank 1.25% 9/10/2026		8,247	7,317
Toronto-Dominion Bank 1.95% 1/12/2027		10,000	9,024
Toronto-Dominion Bank 2.45% 1/12/2032		3,429	2,808
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[9]		9,000	8,707
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033)[9]		9,750	9,324
U.S. Bancorp 3.70% 1/30/2024		10,000	9,891
U.S. Bancorp 2.375% 7/22/2026		6,000	5,556
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[9]		9,000	8,662
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[9]		10,755	10,105
UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[8,9]		4,687	4,499
UBS Group AG 4.125% 9/24/2025[8]		4,425	4,260
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[8,9]		22,225	20,623
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[8,9]		4,000	3,552
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[8,9]		20,134	17,880
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[8,9]		6,925	6,075
UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[8,9]		10,260	10,426
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[8,9,11]		3,610	3,302
UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[8,9,11]		3,825	3,282
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[8,9]		35,898	32,492
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[8,9]		3,082	2,383
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[8,9]		25,900	21,410
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[8,9]		9,517	7,547
UBS Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[8,9]		3,673	3,837
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[8,9]		14,339	17,450
UBS Group AG 5.959% 1/12/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.20% on 1/12/2033)[8,9]		1,007	1,022
UniCredit SpA 4.625% 4/12/2027[8]		1,730	1,652
UniCredit SpA 5.861% 6/19/2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[8,9]		23,729	21,823
Visa, Inc. 3.15% 12/14/2025		8,000	7,673
Wells Fargo & Company 2.406% 10/30/2025 (3-month USD CME Term SOFR + 1.087% on 10/30/2024)[9]		16,860	16,140
Wells Fargo & Company 2.164% 2/11/2026 (3-month USD CME Term SOFR + 1.012% on 2/11/2025)[9]		12,000	11,346
Wells Fargo & Company 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[9]		4,687	4,539
Wells Fargo & Company 2.188% 4/30/2026 (USD-SOFR + 2.00% on 4/30/2025)[9]		9,350	8,798
Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[9]		63,367	59,262
Wells Fargo & Company 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[9]		11,066	9,906
Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[9]		19,630	19,155
Wells Fargo & Company 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[9]		9,000	9,051
Wells Fargo & Company 2.572% 2/11/2031 (USD-SOFR + 1.262% on 2/11/2030)[9]		8,850	7,482
Wells Fargo & Company 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[9]		2,589	2,483
Wells Fargo & Company 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[9]		52,721	52,330
Wells Fargo & Company 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[9]		10,000	10,043
Wells Fargo & Company 5.013% 4/4/2051 (USD-SOFR + 4.502% on 4/4/2050)[9]		4,150	3,876
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[9]		7,709	6,781
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[9]		7,000	6,578

16	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[9]	USD	11,150	$8,600
Westpac Banking Corp. 2.963% 11/16/2040		5,075	3,376
WeWork Companies, LLC 6.00% PIK and 5.00% Cash 8/15/2027[8,12]		31,200	13,057
WeWork Companies, LLC 8.00% PIK and 7.00% Cash 8/15/2027[8,12]		24,864	20,948
			4,031,173

Consumer discretionary 2.21%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031		1,105	900
Alibaba Group Holding, Ltd. 4.50% 11/28/2034		1,722	1,578
Alibaba Group Holding, Ltd. 4.00% 12/6/2037		239	201
Allied Universal Holdco, LLC 6.625% 7/15/2026[8]		16,985	16,235
Allied Universal Holdco, LLC 9.75% 7/15/2027[8]		21,570	19,807
Allied Universal Holdco, LLC 4.625% 6/1/2028[8]		15,680	13,345
Allied Universal Holdco, LLC 6.00% 6/1/2029[8]		9,565	7,308
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[8]		16,857	17,244
Amazon.com, Inc. 2.70% 6/3/2060		8,300	5,255
Asbury Automotive Group, Inc. 4.625% 11/15/2029[8]		48,325	42,797
Asbury Automotive Group, Inc. 5.00% 2/15/2032[8]		3,365	2,936
Atlas LuxCo 4 SARL 4.625% 6/1/2028[8]		10,665	9,055
Bath & Body Works, Inc. 6.625% 10/1/2030[8]		14,360	13,890
Bath & Body Works, Inc. 6.875% 11/1/2035		28,378	26,363
Bath & Body Works, Inc. 6.75% 7/1/2036		2,555	2,326
Boyd Gaming Corp. 4.75% 12/1/2027		22,590	21,317
Boyd Gaming Corp. 4.75% 6/15/2031[8]		7,005	6,274
Boyne USA, Inc. 4.75% 5/15/2029[8]		31,780	29,046
Caesars Entertainment, Inc. 6.25% 7/1/2025[8]		37,810	37,638
Caesars Entertainment, Inc. 4.625% 10/15/2029[8]		23,185	20,431
Caesars Entertainment, Inc. 7.00% 2/15/2030[8]		34,040	34,413
Caesars Resort Collection, LLC 5.75% 7/1/2025[8]		5,020	5,075
Carnival Corp. 5.75% 3/1/2027[8]		15,435	14,291
Carnival Corp. 4.00% 8/1/2028[8]		32,200	28,658
Carnival Corp. 6.00% 5/1/2029[8]		8,000	7,198
Cedar Fair, LP 5.50% 5/1/2025[8]		29,490	29,215
Clarios Global, LP 6.25% 5/15/2026[8]		4,725	4,726
Clarios Global, LP 8.50% 5/15/2027[8]		13,740	13,937
Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[8]		5,483	5,451
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[8]		16,100	15,559
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[8]		4,011	4,007
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[8]		14,225	12,807
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[8]		8,387	7,997
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[8]		1,358	1,351
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[8]		7,500	6,545
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[8]		9,000	7,315
Dana, Inc. 5.625% 6/15/2028		1,305	1,240
Fertitta Entertainment, LLC 4.625% 1/15/2029[8]		33,420	29,187
Fertitta Entertainment, LLC 6.75% 1/15/2030[8]		12,760	10,963
First Student Bidco, Inc. 4.00% 7/31/2029[8]		30,810	26,140
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.501% 7/21/2028[7,10]		4,520	4,415
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 8.501% 7/21/2028[7,10]		2,047	2,000
Ford Motor Co. 6.10% 8/19/2032		28,695	27,787
Ford Motor Credit Co., LLC 3.81% 1/9/2024		15,305	15,127
Ford Motor Credit Co., LLC 5.584% 3/18/2024		3,280	3,260
Ford Motor Credit Co., LLC 3.664% 9/8/2024		11,380	11,040
Ford Motor Credit Co., LLC 2.30% 2/10/2025		19,455	18,260
Ford Motor Credit Co., LLC 5.125% 6/16/2025		52,275	50,945
Ford Motor Credit Co., LLC 4.134% 8/4/2025		1,890	1,805
Ford Motor Credit Co., LLC 3.375% 11/13/2025		1,560	1,460
Ford Motor Credit Co., LLC 6.95% 3/6/2026		10,335	10,446
Ford Motor Credit Co., LLC 6.95% 6/10/2026		21,694	21,887
Ford Motor Credit Co., LLC 4.542% 8/1/2026		32,520	30,762
Ford Motor Credit Co., LLC 2.70% 8/10/2026		38,170	34,251
Ford Motor Credit Co., LLC 4.271% 1/9/2027		117,666	109,949
Ford Motor Credit Co., LLC 4.95% 5/28/2027		57,170	54,308
Ford Motor Credit Co., LLC 4.125% 8/17/2027		71,670	65,647

The Income Fund of America	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Ford Motor Credit Co., LLC 3.815% 11/2/2027	USD	8,215	$7,382
Ford Motor Credit Co., LLC 2.90% 2/16/2028		21,350	18,390
Ford Motor Credit Co., LLC 6.80% 5/12/2028		24,215	24,460
Ford Motor Credit Co., LLC 2.90% 2/10/2029		17,000	14,211
Ford Motor Credit Co., LLC 5.113% 5/3/2029		37,799	35,330
Ford Motor Credit Co., LLC 7.20% 6/10/2030		27,240	27,956
Ford Motor Credit Co., LLC 4.00% 11/13/2030		40,679	34,982
Gap, Inc. 3.625% 10/1/2029[8]		2,507	1,873
Gap, Inc. 3.875% 10/1/2031[8]		1,670	1,196
General Motors Company 6.125% 10/1/2025		9,825	9,935
General Motors Company 6.80% 10/1/2027		1,438	1,502
General Motors Company 5.40% 10/15/2029		23,651	23,318
General Motors Company 5.60% 10/15/2032		28,000	27,441
General Motors Company 6.60% 4/1/2036		5,110	5,298
General Motors Company 6.75% 4/1/2046		12,230	12,487
General Motors Financial Co., Inc. 3.80% 4/7/2025		4,600	4,468
General Motors Financial Co., Inc. 4.35% 4/9/2025		2,150	2,113
General Motors Financial Co., Inc. 2.75% 6/20/2025		9,636	9,140
General Motors Financial Co., Inc. 1.25% 1/8/2026		2,379	2,145
General Motors Financial Co., Inc. 5.40% 4/6/2026		17,500	17,405
General Motors Financial Co., Inc. 1.50% 6/10/2026		24,440	21,791
General Motors Financial Co., Inc. 4.00% 10/6/2026		1,867	1,778
General Motors Financial Co., Inc. 2.35% 2/26/2027		18,361	16,492
General Motors Financial Co., Inc. 2.70% 8/20/2027		15,668	14,044
General Motors Financial Co., Inc. 2.40% 4/10/2028		9,238	8,044
General Motors Financial Co., Inc. 5.80% 6/23/2028		9,000	9,040
General Motors Financial Co., Inc. 2.40% 10/15/2028		15,493	13,268
General Motors Financial Co., Inc. 4.30% 4/6/2029		6,300	5,863
General Motors Financial Co., Inc. 2.35% 1/8/2031		17,998	14,282
General Motors Financial Co., Inc. 2.70% 6/10/2031		13,156	10,583
General Motors Financial Co., Inc. 6.40% 1/9/2033		8,000	8,236
Grand Canyon University 3.25% 10/1/2023		1,250	1,234
Grand Canyon University 4.375% 10/1/2026		5,000	4,587
Hanesbrands, Inc. 4.875% 5/15/2026[8]		28,007	26,289
Hanesbrands, Inc. 9.00% 2/15/2031[8]		5,811	5,947
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.069% 3/8/2030[7,10]		13,564	13,576
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030		30,661	28,773
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[8]		22,520	19,664
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[8]		17,560	15,711
Home Depot, Inc. 1.50% 9/15/2028		5,000	4,292
Home Depot, Inc. 3.90% 12/6/2028		1,150	1,112
Home Depot, Inc. 2.95% 6/15/2029		5,000	4,571
Home Depot, Inc. 1.875% 9/15/2031		7,500	6,082
Home Depot, Inc. 5.95% 4/1/2041		12,500	13,652
Home Depot, Inc. 4.50% 12/6/2048		601	554
Hyundai Capital America 1.25% 9/18/2023[8]		7,561	7,515
Hyundai Capital America 0.875% 6/14/2024[8]		8,000	7,667
Hyundai Capital America 1.00% 9/17/2024[8]		10,550	9,976
Hyundai Capital America 2.65% 2/10/2025[8]		27,917	26,620
Hyundai Capital America 5.875% 4/7/2025[8]		3,300	3,309
Hyundai Capital America 1.80% 10/15/2025[8]		1,871	1,717
Hyundai Capital America 1.30% 1/8/2026[8]		9,000	8,109
Hyundai Capital America 1.50% 6/15/2026[8]		7,628	6,786
Hyundai Capital America 1.65% 9/17/2026[8]		10,575	9,384
Hyundai Capital America 3.00% 2/10/2027[8]		20,750	19,044
Hyundai Capital America 2.375% 10/15/2027[8]		2,371	2,079
Hyundai Capital America 1.80% 1/10/2028[8]		7,931	6,738
Hyundai Capital America 2.00% 6/15/2028[8]		5,009	4,226
Hyundai Capital America 5.68% 6/26/2028[8]		9,000	8,972
Hyundai Capital America 2.10% 9/15/2028[8]		4,875	4,111
Hyundai Capital America 5.80% 4/1/2030[8]		8,830	8,882
Hyundai Capital America 5.70% 6/26/2030[8]		5,400	5,383
Hyundai Capital Services, Inc. 2.125% 4/24/2025[8]		2,600	2,439
Hyundai Capital Services, Inc. 1.25% 2/8/2026[8]		3,490	3,135
International Game Technology PLC 6.50% 2/15/2025[8]		9,129	9,151
International Game Technology PLC 5.25% 1/15/2029[8]		65,325	62,120

18	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
KB Home 7.25% 7/15/2030	USD	10,295	$10,520
KIA Corp. 2.375% 2/14/2025[8]		4,825	4,587
Kontoor Brands, Inc. 4.125% 11/15/2029[8]		5,180	4,434
LCM Investments Holdings II, LLC 4.875% 5/1/2029[8]		28,557	24,941
LCM Investments Holdings II, LLC 8.25% 8/1/2031[8]		12,130	12,333
Levi Strauss & Co. 3.50% 3/1/2031[8]		31,175	25,562
Lindblad Expeditions, LLC 6.75% 2/15/2027[8]		6,830	6,582
Lithia Motors, Inc. 3.875% 6/1/2029[8]		37,385	32,232
Lithia Motors, Inc. 4.375% 1/15/2031[8]		4,550	3,915
Marriott International, Inc. 4.90% 4/15/2029		4,024	3,949
Marriott International, Inc. 2.75% 10/15/2033		3,970	3,155
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[8]		7,825	6,791
McDonald’s Corp. 4.60% 9/9/2032		5,090	5,035
Melco Resorts Finance, Ltd. 5.75% 7/21/2028[8]		11,330	10,142
Mercedes-Benz Finance North America, LLC 3.65% 2/22/2024[8]		3,200	3,164
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[8]		3,350	3,362
Merlin Entertainments PLC 5.75% 6/15/2026[8]		7,210	7,021
MGM Resorts International 5.50% 4/15/2027		3,617	3,488
Midwest Gaming Borrower, LLC 4.875% 5/1/2029[8]		13,870	12,332
NCL Corp., Ltd. 5.875% 2/15/2027[8]		19,985	19,480
NCL Corp., Ltd. 7.75% 2/15/2029[8]		10,560	10,122
Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[8]		6,970	6,522
Nissan Motor Acceptance Corp. 1.125% 9/16/2024[8]		7,850	7,394
Nissan Motor Acceptance Corp. 2.00% 3/9/2026[8]		16,020	14,328
Nissan Motor Acceptance Corp. 1.85% 9/16/2026[8]		17,890	15,593
Nissan Motor Acceptance Corp. 2.75% 3/9/2028[8]		19,362	16,516
Nissan Motor Acceptance Corp. 2.45% 9/15/2028[8]		9,883	8,109
Nissan Motor Co., Ltd. 3.043% 9/15/2023[8]		400	399
Nissan Motor Co., Ltd. 3.522% 9/17/2025[8]		800	755
Nissan Motor Co., Ltd. 4.81% 9/17/2030[8]		22,160	20,018
Party City Holdings, Inc. (6-month USD-LIBOR + 5.00%) 10.821% 7/15/2025[7,8,11,13]		6,270	925
Party City Holdings, Inc. 8.75% 2/15/2026[8,13]		90,719	14,061
Party City Holdings, Inc., Term Loan DIP, 15.05% 11/16/2023[7,10]		16,824	17,413
Penske Automotive Group, Inc. 3.75% 6/15/2029		7,275	6,299
RHP Hotel Properties, LP 7.25% 7/15/2028[8]		15,445	15,691
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[8]		22,785	21,199
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[8]		34,535	32,868
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[8]		5,450	5,142
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[8]		11,457	11,976
Sally Holdings, LLC 5.625% 12/1/2025		14,080	14,006
Sands China, Ltd. 5.625% 8/8/2025		8,676	8,560
Sands China, Ltd. 4.30% 1/8/2026		8,325	7,938
Sands China, Ltd. 2.80% 3/8/2027		1,727	1,525
Sands China, Ltd. 5.90% 8/8/2028		1,352	1,318
Scientific Games Holdings, LP 6.625% 3/1/2030[8]		5,105	4,529
Scientific Games Holdings, LP, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.768% 4/4/2029[7,10]		16,981	16,801
Scientific Games International, Inc. 8.625% 7/1/2025[8]		13,280	13,569
Scientific Games International, Inc. 7.00% 5/15/2028[8]		38,659	38,555
Scientific Games International, Inc. 7.25% 11/15/2029[8]		25,850	25,810
Sonic Automotive, Inc. 4.625% 11/15/2029[8]		42,560	36,502
Sonic Automotive, Inc. 4.875% 11/15/2031[8]		29,765	24,736
Stellantis Finance US, Inc. 1.711% 1/29/2027[8]		7,175	6,307
Stellantis Finance US, Inc. 5.625% 1/12/2028[8]		15,000	15,184
Stellantis Finance US, Inc. 2.691% 9/15/2031[8]		5,075	4,060
Stellantis Finance US, Inc. 6.375% 9/12/2032[8]		16,425	16,876
Tempur Sealy International, Inc. 4.00% 4/15/2029[8]		4,625	4,013
Toyota Motor Credit Corp. 0.45% 1/11/2024		25,283	24,752
Toyota Motor Credit Corp. 0.80% 1/9/2026		11,003	9,942
Toyota Motor Credit Corp. 1.90% 1/13/2027		10,000	9,053
Travel + Leisure Co. 4.50% 12/1/2029[8]		18,020	15,502
Travel + Leisure Co. 4.625% 3/1/2030[8]		5,750	4,970
Vail Resorts, Inc. 6.25% 5/15/2025[8]		9,270	9,303
Volkswagen Group of America Finance, LLC 4.25% 11/13/2023[8]		7,365	7,331
Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[8]		1,650	1,595
Volkswagen Group of America Finance, LLC 3.35% 5/13/2025[8]		6,326	6,083
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[8]		2,575	2,537

The Income Fund of America	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Volkswagen Group of America Finance, LLC 1.25% 11/24/2025[8]	USD	6,021	$5,473
Volkswagen Group of America Finance, LLC 1.625% 11/24/2027[8]		9,175	7,905
Volkswagen Group of America Finance, LLC 4.75% 11/13/2028[8]		1,300	1,279
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[8]		51,235	47,719
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[8]		35,310	32,347
Wynn Resorts Finance, LLC 7.125% 2/15/2031[8]		7,525	7,527
			2,653,192

Energy 2.10%
Antero Midstream Partners, LP 5.375% 6/15/2029[8]		14,760	13,852
Antero Resources Corp. 7.625% 2/1/2029[8]		5,135	5,264
Antero Resources Corp. 5.375% 3/1/2030[8]		52	49
Apache Corp. 4.25% 1/15/2030		4,870	4,425
Apache Corp. 6.00% 1/15/2037		3,565	3,368
Apache Corp. 5.10% 9/1/2040		4,910	4,177
Apache Corp. 4.75% 4/15/2043		2,565	2,011
Apache Corp. 5.35% 7/1/2049		32,840	27,249
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[8]		30,865	30,217
Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027[8]		959	1,198
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[8]		6,340	6,302
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[8]		9,090	8,214
Baker Hughes Holdings, LLC 4.486% 5/1/2030		1,650	1,599
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[8]		36,675	33,394
Blue Racer Midstream, LLC 7.625% 12/15/2025[8]		10,281	10,320
BP Capital Markets America, Inc. 2.772% 11/10/2050		3,032	1,991
California Resources Corp. 7.125% 2/1/2026[8]		26,405	26,627
Canadian Natural Resources, Ltd. 2.05% 7/15/2025		3,150	2,950
Canadian Natural Resources, Ltd. 3.85% 6/1/2027		2,760	2,618
Canadian Natural Resources, Ltd. 4.95% 6/1/2047		534	476
Cenovus Energy, Inc. 5.375% 7/15/2025		4,421	4,378
Cenovus Energy, Inc. 4.25% 4/15/2027		18,549	17,789
Cheniere Energy Partners, LP 4.50% 10/1/2029		32,421	30,171
Cheniere Energy Partners, LP 4.00% 3/1/2031		8,070	7,189
Cheniere Energy Partners, LP 3.25% 1/31/2032		4,389	3,656
Cheniere Energy, Inc. 4.625% 10/15/2028		47,770	44,881
Chesapeake Energy Corp. 5.50% 2/1/2026[8]		19,835	19,544
Chesapeake Energy Corp. 5.875% 2/1/2029[8]		31,345	30,005
Chesapeake Energy Corp. 6.75% 4/15/2029[8]		18,880	18,813
Chesapeake Energy Corp. 4.875% 4/15/2022[13]		28,085	632
Chord Energy Corp. 6.375% 6/1/2026[8]		16,763	16,652
Civitas Resources, Inc. 5.00% 10/15/2026[8]		23,690	22,381
Civitas Resources, Inc. 8.375% 7/1/2028[8]		14,400	14,829
Civitas Resources, Inc. 8.75% 7/1/2031[8]		25,565	26,492
CNX Midstream Partners, LP 4.75% 4/15/2030[8]		8,065	6,998
CNX Resources Corp. 7.25% 3/14/2027[8]		26,180	26,208
CNX Resources Corp. 6.00% 1/15/2029[8]		34,027	31,857
CNX Resources Corp. 7.375% 1/15/2031[8]		22,699	22,528
Comstock Resources, Inc. 6.75% 3/1/2029[8]		17,870	16,688
Comstock Resources, Inc. 5.875% 1/15/2030[8]		15,235	13,500
ConocoPhillips Co. 3.80% 3/15/2052		2,500	2,016
ConocoPhillips Co. 5.30% 5/15/2053		2,536	2,565
Constellation Oil Services Holding SA 13.50% 6/30/2025[2,8]		8,659	8,659
Continental Resources, Inc. 5.75% 1/15/2031[8]		11,330	10,951
Crescent Energy Finance, LLC 9.25% 2/15/2028[8]		27,058	27,548
Crestwood Midstream Partners, LP 8.00% 4/1/2029[8]		41,410	42,142
Crestwood Midstream Partners, LP 7.375% 2/1/2031[8]		14,441	14,417
Devon Energy Corp. 4.50% 1/15/2030		3,888	3,683
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[7,8,12]		2,085	2,085
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[12]		1,889	1,889
Diamondback Energy, Inc. 6.25% 3/15/2053		12,500	12,811
DT Midstream, Inc. 4.125% 6/15/2029[8]		8,935	7,930
DT Midstream, Inc. 4.375% 6/15/2031[8]		18,585	16,154
Earthstone Energy Holdings, LLC 9.875% 7/15/2031[8]		18,220	18,829
Ecopetrol SA 4.625% 11/2/2031		970	773
Ecopetrol SA 8.875% 1/13/2033		65,030	66,759
Enbridge Energy Partners, LP 5.875% 10/15/2025		1,145	1,153
Enbridge Energy Partners, LP 7.375% 10/15/2045		3,000	3,476

20	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Enbridge, Inc. 4.00% 10/1/2023	USD	2,630	$2,621
Enbridge, Inc. 2.50% 1/15/2025		1,600	1,530
Energy Transfer, LP 4.50% 4/15/2024		1,585	1,570
Energy Transfer, LP 2.90% 5/15/2025		3,150	3,003
Energy Transfer, LP 4.75% 1/15/2026		8,000	7,856
Energy Transfer, LP 4.20% 4/15/2027		2,450	2,351
Energy Transfer, LP 4.00% 10/1/2027		1,900	1,792
Energy Transfer, LP 4.95% 6/15/2028		3,200	3,124
Energy Transfer, LP 5.00% 5/15/2050		7,353	6,231
Enterprise Products Operating, LLC 5.05% 1/10/2026		10,321	10,318
Enterprise Products Operating, LLC 5.35% 1/31/2033		16,469	16,807
Enterprise Products Operating, LLC 3.20% 2/15/2052		400	279
EQM Midstream Partners, LP 4.125% 12/1/2026		3,036	2,854
EQM Midstream Partners, LP 6.50% 7/1/2027[8]		38,110	37,964
EQM Midstream Partners, LP 5.50% 7/15/2028		19,665	18,940
EQM Midstream Partners, LP 4.50% 1/15/2029[8]		22,045	20,166
EQM Midstream Partners, LP 7.50% 6/1/2030[8]		11,535	11,905
EQM Midstream Partners, LP 4.75% 1/15/2031[8]		21,700	19,393
EQT Corp. 6.125% 2/1/2025[9]		5,884	5,892
Equinor ASA 3.25% 11/10/2024		850	827
Equinor ASA 3.00% 4/6/2027		7,000	6,556
Equinor ASA 3.625% 9/10/2028		5,265	5,035
Equinor ASA 4.25% 11/23/2041		3,000	2,677
Equinor ASA 3.25% 11/18/2049		7,583	5,596
Exxon Mobil Corp. 2.44% 8/16/2029		4,315	3,826
Exxon Mobil Corp. 2.61% 10/15/2030		1,700	1,485
Exxon Mobil Corp. 3.452% 4/15/2051		5,000	3,848
Genesis Energy, LP 6.50% 10/1/2025		27,824	27,588
Genesis Energy, LP 6.25% 5/15/2026		4,500	4,298
Genesis Energy, LP 8.00% 1/15/2027		52,582	51,796
Genesis Energy, LP 7.75% 2/1/2028		17,135	16,680
Genesis Energy, LP 8.875% 4/15/2030		16,194	16,171
Harvest Midstream I, LP 7.50% 9/1/2028[8]		23,275	22,895
Hess Midstream Operations, LP 5.125% 6/15/2028[8]		14,435	13,659
Hess Midstream Operations, LP 4.25% 2/15/2030[8]		5,020	4,410
Hess Midstream Operations, LP 5.50% 10/15/2030[8]		8,545	8,040
Hilcorp Energy I, LP 6.25% 11/1/2028[8]		4,000	3,833
Hilcorp Energy I, LP 5.75% 2/1/2029[8]		2,960	2,741
Hilcorp Energy I, LP 6.00% 4/15/2030[8]		11,940	11,047
Hilcorp Energy I, LP 6.00% 2/1/2031[8]		19,400	17,641
Jonah Energy, LLC 12.00% 11/5/2025[2]		6,072	6,072
Kinder Morgan Energy Partners, LP 4.70% 11/1/2042		33,265	27,736
Kinder Morgan Energy Partners, LP 5.00% 3/1/2043		20,000	17,319
Kinder Morgan, Inc. 5.20% 6/1/2033		31,267	30,547
Kinder Morgan, Inc. 5.45% 8/1/2052		2,683	2,481
Mesquite Energy, Inc. 7.25% 2/15/2023[8,13]		5,374	121
MPLX, LP 1.75% 3/1/2026		2,200	2,008
MPLX, LP 2.65% 8/15/2030		8,351	7,021
MPLX, LP 4.70% 4/15/2048		5,147	4,270
Nabors Industries, Inc. 7.375% 5/15/2027[8]		14,275	13,975
Nabors Industries, Ltd. 7.25% 1/15/2026[8]		1,075	1,036
New Fortress Energy, Inc. 6.75% 9/15/2025[8]		23,360	22,273
New Fortress Energy, Inc. 6.50% 9/30/2026[8]		56,070	51,518
NGL Energy Operating, LLC 7.50% 2/1/2026[8]		161,084	159,757
NGL Energy Partners, LP 6.125% 3/1/2025		36,998	36,259
Noble Finance II, LLC 8.00% 4/15/2030[8]		1,900	1,956
Northern Oil and Gas, Inc. 8.125% 3/1/2028[8]		35,360	35,129
Northern Oil and Gas, Inc. 8.75% 6/15/2031[8]		15,460	15,596
NuStar Logistics, LP 6.00% 6/1/2026		9,165	9,028
NuStar Logistics, LP 5.625% 4/28/2027		2,270	2,205
Occidental Petroleum Corp. 2.90% 8/15/2024		13,065	12,670
Occidental Petroleum Corp. 5.875% 9/1/2025		26,705	26,774
Occidental Petroleum Corp. 8.50% 7/15/2027		13,000	14,111
Occidental Petroleum Corp. 6.375% 9/1/2028		10,370	10,657
Occidental Petroleum Corp. 8.875% 7/15/2030		43,590	50,539
Occidental Petroleum Corp. 6.625% 9/1/2030		11,445	12,013
Occidental Petroleum Corp. 6.125% 1/1/2031		8,850	9,048

The Income Fund of America	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Occidental Petroleum Corp. 6.45% 9/15/2036	USD	10,190	$10,707
Occidental Petroleum Corp. 6.20% 3/15/2040		1,500	1,514
Occidental Petroleum Corp. 6.60% 3/15/2046		5,125	5,436
ONEOK, Inc. 2.20% 9/15/2025		50	46
ONEOK, Inc. 5.85% 1/15/2026		4,246	4,279
ONEOK, Inc. 3.10% 3/15/2030		134	115
ONEOK, Inc. 6.35% 1/15/2031		837	863
ONEOK, Inc. 5.20% 7/15/2048		636	548
ONEOK, Inc. 4.50% 3/15/2050		285	220
ONEOK, Inc. 7.15% 1/15/2051		352	375
Parkland Corp. 4.625% 5/1/2030[8]		5,545	4,871
Permian Resources Operating, LLC 6.875% 4/1/2027[8]		2,490	2,470
Petroleos Mexicanos 4.625% 9/21/2023		4,243	4,213
Petroleos Mexicanos 4.875% 1/18/2024		4,654	4,606
Petroleos Mexicanos 6.875% 10/16/2025		18,955	18,278
Petroleos Mexicanos 6.875% 8/4/2026		71,850	66,973
Petroleos Mexicanos 6.49% 1/23/2027		5,378	4,797
Petroleos Mexicanos 6.50% 3/13/2027		72,935	64,930
Petroleos Mexicanos 6.50% 1/23/2029		865	720
Petroleos Mexicanos 8.75% 6/2/2029		24,503	22,393
Petroleos Mexicanos 5.95% 1/28/2031		2,900	2,156
Petroleos Mexicanos 6.70% 2/16/2032		34,360	26,506
Petroleos Mexicanos 6.75% 9/21/2047		5,324	3,431
Pioneer Natural Resources Co. 2.15% 1/15/2031		5,684	4,657
Plains All American Pipeline, LP 3.80% 9/15/2030		450	403
Range Resources Corp. 4.875% 5/15/2025		2,375	2,333
Range Resources Corp. 8.25% 1/15/2029		22,525	23,458
Range Resources Corp. 4.75% 2/15/2030[8]		22,135	20,364
Rockies Express Pipeline, LLC 4.95% 7/15/2029[8]		11,768	10,819
Sabine Pass Liquefaction, LLC 5.75% 5/15/2024		946	944
Seadrill Finance, Ltd. 8.375% 8/1/2030[8]		3,085	3,152
Seadrill Finance, Ltd. 8.375% 8/1/2030[8]		1,435	1,466
SM Energy Co. 6.50% 7/15/2028		2,975	2,911
Southwestern Energy Co. 5.70% 1/23/2025[9]		9,769	9,716
Southwestern Energy Co. 8.375% 9/15/2028		7,755	8,064
Southwestern Energy Co. 5.375% 2/1/2029		10,880	10,285
Southwestern Energy Co. 5.375% 3/15/2030		39,660	37,143
Southwestern Energy Co. 4.75% 2/1/2032		10,135	9,014
Suburban Propane Partners, LP 5.00% 6/1/2031[8]		6,125	5,233
Sunoco, LP 6.00% 4/15/2027		12,160	12,071
Sunoco, LP 5.875% 3/15/2028		12,700	12,364
Sunoco, LP 4.50% 5/15/2029		12,580	11,307
Sunoco, LP 4.50% 4/30/2030		6,950	6,168
Superior Plus, LP 4.50% 3/15/2029[8]		9,082	7,992
Targa Resources Partners, LP 6.50% 7/15/2027		4,740	4,766
Targa Resources Partners, LP 6.875% 1/15/2029		9,385	9,557
Targa Resources Partners, LP 5.50% 3/1/2030		20,000	19,304
TotalEnergies Capital International SA 2.986% 6/29/2041		7,401	5,573
TotalEnergies Capital International SA 3.127% 5/29/2050		8,100	5,827
TransCanada Pipelines, Ltd. 4.10% 4/15/2030		5,254	4,871
Transocean Poseidon, Ltd. 6.875% 2/1/2027[8]		19,528	19,400
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[8]		24,009	24,814
Valero Energy Corp. 4.00% 4/1/2029		6,000	5,697
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[8]		7,746	7,581
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[8]		36,865	31,304
Venture Global LNG, Inc. 8.375% 6/1/2031[8]		33,000	33,516
Weatherford International, Ltd. 6.50% 9/15/2028[8]		22,665	22,690
Weatherford International, Ltd. 8.625% 4/30/2030[8]		64,455	66,120
Western Midstream Operating, LP 3.35% 2/1/2025[9]		9,602	9,187
Western Midstream Operating, LP 4.50% 3/1/2028		5,710	5,434
Western Midstream Operating, LP 4.75% 8/15/2028		3,540	3,393
Williams Companies, Inc. 3.50% 11/15/2030		2,081	1,864
			2,523,905

22	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care 1.74%
AbbVie, Inc. 2.95% 11/21/2026	USD	2,890	$2,712
AbbVie, Inc. 4.55% 3/15/2035		6,750	6,433
AbbVie, Inc. 4.30% 5/14/2036		1,003	923
AbbVie, Inc. 4.75% 3/15/2045		1,203	1,099
AdaptHealth, LLC 6.125% 8/1/2028[8]		1,340	1,202
AdaptHealth, LLC 4.625% 8/1/2029[8]		4,835	3,968
Amgen, Inc. 5.25% 3/2/2030		10,312	10,383
Amgen, Inc. 5.25% 3/2/2033		8,082	8,069
Amgen, Inc. 5.60% 3/2/2043		11,250	11,196
Amgen, Inc. 5.65% 3/2/2053		6,581	6,606
Amgen, Inc. 4.40% 2/22/2062		3,999	3,272
Amgen, Inc. 5.75% 3/2/2063		11,250	11,321
AstraZeneca Finance, LLC 1.20% 5/28/2026		10,098	9,129
AstraZeneca Finance, LLC 1.75% 5/28/2028		5,612	4,883
AstraZeneca Finance, LLC 2.25% 5/28/2031		2,650	2,233
AstraZeneca PLC 3.375% 11/16/2025		4,500	4,339
Avantor Funding, Inc. 4.625% 7/15/2028[8]		27,540	25,585
Avantor Funding, Inc. 3.875% 11/1/2029[8]		25,835	22,632
Bausch Health Americas, Inc. 9.25% 4/1/2026[8]		6,535	5,591
Bausch Health Americas, Inc. 8.50% 1/31/2027[8]		15,610	8,877
Bausch Health Companies, Inc. 5.50% 11/1/2025[8]		71,030	64,023
Bausch Health Companies, Inc. 9.00% 12/15/2025[8]		16,475	15,104
Bausch Health Companies, Inc. 4.875% 6/1/2028[8]		60,725	36,897
Bausch Health Companies, Inc. 5.25% 2/15/2031[8]		17,603	7,976
Baxter International, Inc. 1.322% 11/29/2024		11,489	10,843
Baxter International, Inc. 1.915% 2/1/2027		11,489	10,264
Baxter International, Inc. 2.272% 12/1/2028		6,534	5,636
Bayer US Finance II, LLC 3.875% 12/15/2023[8]		3,850	3,825
Bayer US Finance II, LLC 4.40% 7/15/2044[8]		13,090	10,530
Boston Scientific Corp. 1.90% 6/1/2025		9,109	8,566
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[8]		11,937	11,194
Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[8]		9,655	8,065
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[8]		2,715	2,276
Centene Corp. 4.25% 12/15/2027		50,425	47,544
Centene Corp. 2.45% 7/15/2028		36,915	31,832
Centene Corp. 4.625% 12/15/2029		59,080	54,982
Centene Corp. 3.375% 2/15/2030		44,100	37,990
Centene Corp. 3.00% 10/15/2030		2,188	1,833
Centene Corp. 2.50% 3/1/2031		12,110	9,703
Centene Corp. 2.625% 8/1/2031		2,630	2,106
Charles River Laboratories International, Inc. 4.25% 5/1/2028[8]		27,840	25,750
Charles River Laboratories International, Inc. 3.75% 3/15/2029[8]		2,500	2,208
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[8]		35,300	31,459
CHS / Community Health Systems, Inc. 6.00% 1/15/2029[8]		8,870	7,594
CHS / Community Health Systems, Inc. 5.25% 5/15/2030[8]		29,625	23,707
CVS Health Corp. 5.00% 1/30/2029		8,663	8,628
CVS Health Corp. 5.30% 6/1/2033		9,084	9,078
CVS Health Corp. 5.875% 6/1/2053		2,834	2,877
Elevance Health, Inc. 2.375% 1/15/2025		2,046	1,957
Elevance Health, Inc. 4.90% 2/8/2026		6,445	6,368
Elevance Health, Inc. 4.75% 2/15/2033		3,648	3,552
Elevance Health, Inc. 5.125% 2/15/2053		1,546	1,490
Eli Lilly and Co. 3.375% 3/15/2029		1,353	1,278
Eli Lilly and Co. 4.70% 2/27/2033		5,110	5,154
Eli Lilly and Co. 4.875% 2/27/2053		1,563	1,582
Encompass Health Corp. 4.50% 2/1/2028		13,743	12,779
Encompass Health Corp. 4.75% 2/1/2030		4,560	4,149
Fortrea Holdings, Inc. 7.50% 7/1/2030[8]		13,995	14,320
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 5.05% 6/30/2030[7,10]		2,415	2,422
Grifols SA 4.75% 10/15/2028[8]		19,980	17,535
HCA, Inc. 5.875% 2/15/2026		13,870	13,913
HCA, Inc. 5.375% 9/1/2026		6,680	6,665
HCA, Inc. 5.625% 9/1/2028		15,915	15,985
HCA, Inc. 3.375% 3/15/2029[8]		4,824	4,291
HCA, Inc. 3.50% 9/1/2030		15,138	13,315
HCA, Inc. 3.625% 3/15/2032[8]		5,000	4,347

The Income Fund of America	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
HCA, Inc. 4.375% 3/15/2042[8]	USD	5,000	$4,098
HCA, Inc. 4.625% 3/15/2052[8]		4,747	3,902
HealthEquity, Inc. 4.50% 10/1/2029[8]		22,525	20,205
IQVIA, Inc. 5.00% 5/15/2027[8]		11,510	11,110
IQVIA, Inc. 6.50% 5/15/2030[8]		6,515	6,587
Jazz Securities DAC 4.375% 1/15/2029[8]		14,125	12,571
Mallinckrodt International Finance SA 10.00% 4/15/2025[8]		12,820	10,196
Medline Borrower, LP 5.25% 10/1/2029[8]		19,695	17,491
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 3.25%) 8.683% 10/23/2028[7,10]		14,347	14,220
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028		6,455	6,316
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033		12,500	12,203
Merck & Co., Inc. 1.90% 12/10/2028		2,740	2,398
Merck & Co., Inc. 2.75% 12/10/2051		5,514	3,724
Molina Healthcare, Inc. 4.375% 6/15/2028[8]		25,980	23,847
Molina Healthcare, Inc. 3.875% 11/15/2030[8]		12,815	10,974
Molina Healthcare, Inc. 3.875% 5/15/2032[8]		32,460	27,108
Novant Health, Inc. 3.168% 11/1/2051		6,000	4,272
Novartis Capital Corp. 2.00% 2/14/2027		3,090	2,836
Option Care Health, Inc. 4.375% 10/31/2029[8]		16,705	14,764
Organon & Co. 4.125% 4/30/2028[8]		28,670	25,722
Owens & Minor, Inc. 4.375% 12/15/2024		32,762	31,883
Owens & Minor, Inc. 4.50% 3/31/2029[8]		49,125	42,288
Owens & Minor, Inc. 6.625% 4/1/2030[8]		19,450	17,823
Par Pharmaceutical, Inc. 7.50% 4/1/2027[8]		79,502	58,509
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028		8,750	8,605
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030		8,750	8,664
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		3,288	3,267
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043		10,000	9,931
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		3,462	3,560
Pfizer, Inc. 3.45% 3/15/2029		4,800	4,543
Radiology Partners, Inc. 9.25% 2/1/2028[8]		35,255	13,616
Radiology Partners, Inc., Term Loan, (1-month USD CME Term SOFR + 4.25%) 9.683% 7/9/2025[7,10]		19,505	14,379
Rede D’Or Finance SARL 4.95% 1/17/2028		1,820	1,692
Rede D’Or Finance SARL 4.50% 1/22/2030		8,840	7,684
RP Escrow Issuer, LLC 5.25% 12/15/2025[8]		31,235	21,334
Select Medical Corp. 6.25% 8/15/2026[8]		18,853	18,709
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/2023		1,759	1,751
Summa Health 3.511% 11/15/2051		2,650	1,892
Surgery Center Holdings, Inc. 10.00% 4/15/2027[8]		9,612	9,845
Tenet Healthcare Corp. 4.875% 1/1/2026		106,640	103,317
Tenet Healthcare Corp. 6.125% 10/1/2028		17,500	16,686
Tenet Healthcare Corp. 4.25% 6/1/2029		35,940	32,242
Tenet Healthcare Corp. 6.75% 5/15/2031[8]		20,010	19,901
Teva Pharmaceutical Finance Co., LLC 6.15% 2/1/2036		2,435	2,212
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024		46,110	45,947
Teva Pharmaceutical Finance Netherlands III BV 7.125% 1/31/2025		3,155	3,175
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		87,615	79,345
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		98,070	91,540
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028		189,795	188,498
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		108,360	99,385
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		11,406	11,888
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046		110,935	72,828
UnitedHealth Group, Inc. 1.15% 5/15/2026		5,633	5,102
UnitedHealth Group, Inc. 5.30% 2/15/2030		10,000	10,266
UnitedHealth Group, Inc. 2.00% 5/15/2030		2,102	1,766
UnitedHealth Group, Inc. 4.20% 5/15/2032		3,066	2,924
UnitedHealth Group, Inc. 3.05% 5/15/2041		8,325	6,347
UnitedHealth Group, Inc. 3.25% 5/15/2051		5,379	3,963
UnitedHealth Group, Inc. 4.75% 5/15/2052		3,002	2,830
			2,088,726

24	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services 1.58%
Altice France Holding SA 10.50% 5/15/2027[8]	USD	11,630	$4,935
Altice France SA 5.125% 7/15/2029[8]		59,512	41,734
AT&T, Inc. 1.65% 2/1/2028		7,175	6,131
AT&T, Inc. 5.40% 2/15/2034		17,691	17,411
AT&T, Inc. 3.50% 9/15/2053		11,419	7,751
British Telecommunications PLC 9.625% 12/15/2030[9]		4,011	4,933
CCO Holdings, LLC 5.125% 5/1/2027[8]		13,485	12,664
CCO Holdings, LLC 5.00% 2/1/2028[8]		13,250	12,257
CCO Holdings, LLC 4.75% 3/1/2030[8]		28,837	25,021
CCO Holdings, LLC 4.50% 8/15/2030[8]		41,075	34,840
CCO Holdings, LLC 4.25% 2/1/2031[8]		43,950	36,171
CCO Holdings, LLC 4.75% 2/1/2032[8]		27,835	23,006
CCO Holdings, LLC 4.50% 5/1/2032		19,415	15,848
CCO Holdings, LLC 4.50% 6/1/2033[8]		43,890	34,770
Charter Communications Operating, LLC 3.70% 4/1/2051		4,000	2,541
Charter Communications Operating, LLC 5.25% 4/1/2053		10,500	8,513
Comcast Corp. 4.80% 5/15/2033		10,000	9,900
Comcast Corp. 2.887% 11/1/2051		11,570	7,704
Comcast Corp. 5.35% 5/15/2053		9,730	9,779
Connect Finco SARL 6.75% 10/1/2026[8]		16,600	15,930
CSC Holdings, LLC 3.375% 2/15/2031[8]		18,725	12,988
Diamond Sports Group, LLC 6.625% 8/15/2027[8,13]		27,190	653
DIRECTV Financing, LLC 5.875% 8/15/2027[8]		50,800	45,904
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.433% 8/2/2027[7,10]		12,149	12,095
DISH DBS Corp. 5.875% 11/15/2024		35,485	32,444
DISH Network Corp. 11.75% 11/15/2027[8]		64,175	64,688
Embarq Corp. 7.995% 6/1/2036		62,181	35,210
Fox Corp. 4.03% 1/25/2024		1,120	1,110
Frontier Communications Holdings, LLC 5.875% 10/15/2027[8]		19,330	17,723
Frontier Communications Holdings, LLC 5.00% 5/1/2028[8]		49,385	41,908
Frontier Communications Holdings, LLC 6.75% 5/1/2029[8]		42,815	33,140
Frontier Communications Holdings, LLC 5.875% 11/1/2029		12,195	8,953
Frontier Communications Holdings, LLC 6.00% 1/15/2030[8]		9,875	7,183
Frontier Communications Holdings, LLC 8.75% 5/15/2030[8]		9,700	9,368
Gray Escrow II, Inc. 5.375% 11/15/2031[8]		35,425	24,755
Gray Television, Inc. 5.875% 7/15/2026[8]		33,415	30,121
Gray Television, Inc. 4.75% 10/15/2030[8]		7,575	5,337
Intelsat Jackson Holdings SA 6.50% 3/15/2030[8]		18,565	17,005
Lamar Media Corp. 3.75% 2/15/2028		5,094	4,665
Lamar Media Corp. 4.875% 1/15/2029		21,525	20,091
Lamar Media Corp. 3.625% 1/15/2031		8,515	7,136
Level 3 Financing, Inc. 10.50% 5/15/2030[8]		141	146
Ligado Networks, LLC 15.50% PIK 11/1/2023[8,12]		60,328	20,662
Ligado Networks, LLC, Term Loan, 15.50% PIK 11/1/2023[2,10,12]		3,846	3,846
Live Nation Entertainment, Inc. 4.75% 10/15/2027[8]		10,000	9,298
Live Nation Entertainment, Inc. 3.75% 1/15/2028[8]		5,950	5,345
Lumen Technologies, Inc. 4.00% 2/15/2027[8]		15,350	10,113
Meta Platforms, Inc. 3.85% 8/15/2032		9,295	8,653
Midas OpCo Holdings, LLC 5.625% 8/15/2029[8]		16,750	14,271
Netflix, Inc. 3.625% 6/15/2025[8]		290	281
Netflix, Inc. 4.875% 4/15/2028		26,324	26,024
Netflix, Inc. 5.875% 11/15/2028		42,697	44,095
Netflix, Inc. 6.375% 5/15/2029		20,521	21,716
Netflix, Inc. 5.375% 11/15/2029[8]		39,589	39,681
Netflix, Inc. 4.875% 6/15/2030[8]		34,734	33,959
News Corp. 3.875% 5/15/2029[8]		17,450	15,425
News Corp. 5.125% 2/15/2032[8]		22,780	20,864
Nexstar Media, Inc. 4.75% 11/1/2028[8]		69,705	61,495
SBA Tower Trust 1.631% 11/15/2026[8]		23,592	20,513
Scripps Escrow II, Inc. 3.875% 1/15/2029[8]		7,300	6,076
Sirius XM Radio, Inc. 5.00% 8/1/2027[8]		4,791	4,456
Sirius XM Radio, Inc. 4.00% 7/15/2028[8]		57,450	50,040
Sirius XM Radio, Inc. 4.125% 7/1/2030[8]		19,300	15,912
Sirius XM Radio, Inc. 3.875% 9/1/2031[8]		39,135	30,676
Sprint Capital Corp. 6.875% 11/15/2028		38,787	41,151
Sprint Capital Corp. 8.75% 3/15/2032		20,210	24,369

The Income Fund of America	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Sprint Corp. 7.125% 6/15/2024	USD	10,000	$10,103
Sprint Corp. 7.625% 2/15/2025		36,000	36,847
Sprint Corp. 7.625% 3/1/2026		29,760	31,003
Take-Two Interactive Software, Inc. 3.30% 3/28/2024		296	291
Take-Two Interactive Software, Inc. 4.00% 4/14/2032		4,502	4,114
Tencent Holdings, Ltd. 2.39% 6/3/2030		1,256	1,047
T-Mobile USA, Inc. 2.25% 2/15/2026		8,000	7,400
T-Mobile USA, Inc. 2.625% 4/15/2026		6,250	5,803
T-Mobile USA, Inc. 2.05% 2/15/2028		11,475	10,015
T-Mobile USA, Inc. 4.95% 3/15/2028		7,235	7,150
T-Mobile USA, Inc. 4.80% 7/15/2028		8,750	8,583
T-Mobile USA, Inc. 2.625% 2/15/2029		5,585	4,865
T-Mobile USA, Inc. 2.40% 3/15/2029		2,929	2,524
T-Mobile USA, Inc. 2.55% 2/15/2031		1,790	1,489
T-Mobile USA, Inc. 2.875% 2/15/2031		26,123	22,164
T-Mobile USA, Inc. 2.70% 3/15/2032		6,775	5,571
T-Mobile USA, Inc. 5.05% 7/15/2033		15,000	14,685
T-Mobile USA, Inc. 3.40% 10/15/2052		4,589	3,226
T-Mobile USA, Inc. 5.75% 1/15/2054		4,500	4,599
Univision Communications, Inc. 5.125% 2/15/2025[8]		8,680	8,516
Univision Communications, Inc. 6.625% 6/1/2027[8]		39,575	38,545
Univision Communications, Inc. 8.00% 8/15/2028[8]		3,150	3,176
Univision Communications, Inc. 4.50% 5/1/2029[8]		73,515	63,677
Univision Communications, Inc. 7.375% 6/30/2030[8]		9,250	9,012
UPC Broadband Finco BV 4.875% 7/15/2031[8]		48,900	41,112
UPC Holding BV 5.50% 1/15/2028[8]		7,975	7,105
Verizon Communications, Inc. 2.55% 3/21/2031		7,550	6,271
Verizon Communications, Inc. 2.355% 3/15/2032		5,446	4,351
Verizon Communications, Inc. 5.05% 5/9/2033		10,354	10,170
Verizon Communications, Inc. 3.40% 3/22/2041		10,000	7,606
Verizon Communications, Inc. 2.875% 11/20/2050		5,625	3,578
Virgin Media Secured Finance PLC 4.50% 8/15/2030[8]		26,070	22,355
VMED O2 UK Financing I PLC 4.25% 1/31/2031[8]		25,888	21,460
VMED O2 UK Financing I PLC 4.75% 7/15/2031[8]		1,068	903
Vodafone Group PLC 4.25% 9/17/2050		7,275	5,796
VZ Secured Financing BV 5.00% 1/15/2032[8]		21,790	17,727
WarnerMedia Holdings, Inc. 3.428% 3/15/2024		20,413	20,098
WarnerMedia Holdings, Inc. 3.638% 3/15/2025		17,133	16,566
WarnerMedia Holdings, Inc. 3.755% 3/15/2027		20,795	19,474
WarnerMedia Holdings, Inc. 4.054% 3/15/2029		5,500	5,049
WarnerMedia Holdings, Inc. 4.279% 3/15/2032		5,480	4,863
WarnerMedia Holdings, Inc. 5.05% 3/15/2042		6,475	5,386
WarnerMedia Holdings, Inc. 5.141% 3/15/2052		5,370	4,368
WMG Acquisition Corp. 3.75% 12/1/2029[8]		3,621	3,165
WMG Acquisition Corp. 3.875% 7/15/2030[8]		24,344	21,296
WMG Acquisition Corp. 3.00% 2/15/2031[8]		7,235	5,921
Ziggo Bond Co. BV 5.125% 2/28/2030[8]		21,600	17,088
Ziggo BV 4.875% 1/15/2030[8]		17,345	14,703
ZipRecruiter, Inc. 5.00% 1/15/2030[8]		17,000	14,508
			1,898,707

Industrials 1.45%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[8]		7,246	7,145
Air Lease Corp. 2.875% 1/15/2026		21,796	20,400
Air Lease Corp. 2.20% 1/15/2027		11,245	10,085
Air Lease Corp. 5.30% 2/1/2028		13,000	12,863
Air Lease Corp. 2.10% 9/1/2028		5,900	4,968
Allison Transmission, Inc. 3.75% 1/30/2031[8]		25,185	21,314
Ashtead Capital, Inc. 5.50% 8/11/2032[8]		18,158	17,609
Associated Materials, LLC, Term Loan B, (3-month USD CME Term SOFR + 6.00%) 11.319% 3/8/2029[7,10]		29,700	24,156
Atkore, Inc. 4.25% 6/1/2031[8]		12,215	10,579
Avis Budget Car Rental, LLC 5.75% 7/15/2027[8]		12,675	11,940
Avis Budget Car Rental, LLC 5.375% 3/1/2029[8]		18,760	17,473
Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[8]		22,645	22,037
Avolon Holdings Funding, Ltd. 2.125% 2/21/2026[8]		17,179	15,416
Avolon Holdings Funding, Ltd. 4.25% 4/15/2026[8]		8,919	8,388

26	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Avolon Holdings Funding, Ltd. 3.25% 2/15/2027[8]	USD	17,000	$15,272
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[8]		4,438	3,807
Avolon Holdings Funding, Ltd. 2.75% 2/21/2028[8]		10,000	8,579
Boeing Co. 1.95% 2/1/2024		523	513
Boeing Co. 4.875% 5/1/2025		30,667	30,293
Boeing Co. 2.75% 2/1/2026		15,155	14,202
Boeing Co. 2.196% 2/4/2026		29,049	26,819
Boeing Co. 3.10% 5/1/2026		1,454	1,374
Boeing Co. 5.04% 5/1/2027		22,445	22,273
Boeing Co. 3.25% 2/1/2028		18,759	17,275
Boeing Co. 3.25% 3/1/2028		1,025	940
Boeing Co. 5.15% 5/1/2030		60,464	59,998
Boeing Co. 3.625% 2/1/2031		4,650	4,213
Boeing Co. 3.60% 5/1/2034		7,000	6,012
Boeing Co. 3.25% 2/1/2035		475	388
Boeing Co. 3.50% 3/1/2039		5,544	4,214
Boeing Co. 5.705% 5/1/2040		23,854	23,864
Boeing Co. 3.90% 5/1/2049		3,149	2,430
Boeing Co. 3.75% 2/1/2050		1,805	1,372
Boeing Co. 5.805% 5/1/2050		34,719	34,955
Bombardier, Inc. 7.125% 6/15/2026[8]		48,095	47,759
Bombardier, Inc. 7.875% 4/15/2027[8]		91,015	90,809
Bombardier, Inc. 6.00% 2/15/2028[8]		27,265	25,664
Bombardier, Inc. 7.50% 2/1/2029[8]		3,795	3,763
Burlington Northern Santa Fe, LLC 3.55% 2/15/2050		10,000	7,914
BWX Technologies, Inc. 4.125% 6/30/2028[8]		5,190	4,732
BWX Technologies, Inc. 4.125% 4/15/2029[8]		13,360	12,003
Canadian Pacific Railway Co. 1.75% 12/2/2026		3,515	3,167
Canadian Pacific Railway Co. 3.10% 12/2/2051		5,532	3,873
Carrier Global Corp. 2.722% 2/15/2030		2,000	1,727
Carrier Global Corp. 3.577% 4/5/2050		4,100	3,045
Chart Industries, Inc. 7.50% 1/1/2030[8]		11,063	11,352
Clarivate Science Holdings Corp. 3.875% 7/1/2028[8]		12,595	11,239
Clarivate Science Holdings Corp. 4.875% 7/1/2029[8]		25,820	22,959
Clean Harbors, Inc. 6.375% 2/1/2031[8]		14,638	14,721
CoreLogic, Inc. 4.50% 5/1/2028[8]		80,461	66,275
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.933% 6/4/2029[7,10]		3,525	2,920
Covanta Holding Corp. 4.875% 12/1/2029[8]		19,365	17,120
CSX Corp. 3.80% 3/1/2028		1,550	1,485
CSX Corp. 4.50% 3/15/2049		3,785	3,372
CSX Corp. 4.50% 11/15/2052		9,000	8,037
Enviri Corp. 5.75% 7/31/2027[8]		14,770	12,775
General Dynamics Corp. 3.625% 4/1/2030		6,433	6,030
General Electric Co. (3-month USD-LIBOR + 3.33%) 8.882% junior subordinated perpetual bonds[7,11]		43,733	43,923
Honeywell International, Inc. 2.30% 8/15/2024		4,405	4,269
Icahn Enterprises, LP 4.75% 9/15/2024		17,320	16,774
Icahn Enterprises, LP 6.375% 12/15/2025		11,969	11,468
Icahn Enterprises, LP 6.25% 5/15/2026		4,661	4,374
Icahn Enterprises, LP 5.25% 5/15/2027		5,855	5,169
Icahn Enterprises, LP 4.375% 2/1/2029		9,625	7,818
KKR Apple Bidco, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 9.319% 9/22/2028[7,10]		14,449	14,455
L3Harris Technologies, Inc. 5.40% 7/31/2033		7,673	7,731
L3Harris Technologies, Inc. 5.60% 7/31/2053		4,922	5,027
Lockheed Martin Corp. 5.10% 11/15/2027		3,805	3,861
Lockheed Martin Corp. 4.45% 5/15/2028		9,373	9,295
Lockheed Martin Corp. 5.25% 1/15/2033		13,219	13,656
Lockheed Martin Corp. 4.75% 2/15/2034		20,000	19,888
Lockheed Martin Corp. 5.70% 11/15/2054		7,398	8,114
LSC Communications, Inc. 8.75% 10/15/2023[2,8,13]		25,850	78
LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 7.75% 9/30/2022[2,7,10,11,13]		3,697	11
Masco Corp. 1.50% 2/15/2028		8,605	7,369
Masco Corp. 2.00% 2/15/2031		4,970	3,954
Masco Corp. 3.125% 2/15/2051		2,294	1,447

The Income Fund of America	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
MasTec, Inc. 4.50% 8/15/2028[8]	USD	19,290	$17,922
Mexico City Airport Trust 3.875% 4/30/2028[8]		770	725
Mexico City Airport Trust 5.50% 10/31/2046		2,303	1,999
Mexico City Airport Trust 5.50% 7/31/2047		4,482	3,911
Mexico City Airport Trust 5.50% 7/31/2047[8]		215	188
Mileage Plus Holdings, LLC 6.50% 6/20/2027[8]		32,192	32,219
Moog, Inc. 4.25% 12/9/2027[8]		11,829	10,973
Mueller Water Products, Inc. 4.00% 6/15/2029[8]		5,110	4,558
Norfolk Southern Corp. 4.45% 3/1/2033		2,208	2,114
Norfolk Southern Corp. 3.05% 5/15/2050		3,727	2,550
Norfolk Southern Corp. 4.55% 6/1/2053		2,321	2,071
Norfolk Southern Corp. 5.35% 8/1/2054		2,713	2,697
Northrop Grumman Corp. 3.25% 1/15/2028		8,995	8,414
Otis Worldwide Corp. 2.293% 4/5/2027		2,440	2,227
PGT Innovations, Inc. 4.375% 10/1/2029[8]		19,090	17,730
PM General Purchaser, LLC 9.50% 10/1/2028[8]		90	88
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[8]		13,646	14,239
Roller Bearing Company of America, Inc. 4.375% 10/15/2029[8]		1,025	915
Rolls-Royce PLC 5.75% 10/15/2027[8]		22,410	22,106
RTX Corp. 3.95% 8/16/2025		5,290	5,167
RTX Corp. 5.00% 2/27/2026		3,410	3,408
RTX Corp. 1.90% 9/1/2031		7,500	5,931
RTX Corp. 5.15% 2/27/2033		11,791	11,805
RTX Corp. 5.375% 2/27/2053		4,445	4,469
Sabre GLBL, Inc. 9.25% 4/15/2025[8]		2,855	2,680
Sabre GLBL, Inc. 7.375% 9/1/2025[8]		9,919	8,963
Sensata Technologies BV 4.00% 4/15/2029[8]		19,310	17,081
Sensata Technologies, Inc. 3.75% 2/15/2031[8]		7,225	6,109
Siemens Financieringsmaatschappij NV 1.20% 3/11/2026[8]		20,585	18,684
Siemens Financieringsmaatschappij NV 1.70% 3/11/2028[8]		11,475	9,980
SkyMiles IP, Ltd. 4.75% 10/20/2028[8]		36,495	35,352
Spirit AeroSystems, Inc. 7.50% 4/15/2025[8]		5,775	5,779
Spirit AeroSystems, Inc. 9.375% 11/30/2029[8]		12,159	13,031
Stericycle, Inc. 3.875% 1/15/2029[8]		29,450	25,881
The Brink’s Co. 4.625% 10/15/2027[8]		12,800	12,040
The Dun & Bradstreet Corp. 5.00% 12/15/2029[8]		44,192	38,938
TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027[8]		9,075	8,496
TransDigm, Inc. 6.25% 3/15/2026[8]		61,602	61,326
TransDigm, Inc. 5.50% 11/15/2027		55,399	52,561
TransDigm, Inc. 6.75% 8/15/2028[8]		14,390	14,451
TransDigm, Inc. 4.625% 1/15/2029		9,870	8,821
Triton Container International, Ltd. 1.15% 6/7/2024[8]		3,938	3,754
Triton Container International, Ltd. 3.15% 6/15/2031[8]		7,222	5,565
Triumph Group, Inc. 7.75% 8/15/2025		19,910	19,250
Triumph Group, Inc. 9.00% 3/15/2028[8]		32,072	32,982
Uber Technologies, Inc. 8.00% 11/1/2026[8]		22,165	22,632
Union Pacific Corp. 3.75% 7/15/2025		4,720	4,594
Union Pacific Corp. 2.40% 2/5/2030		1,931	1,674
Union Pacific Corp. 2.891% 4/6/2036		3,245	2,588
Union Pacific Corp. 2.95% 3/10/2052		5,000	3,444
United Airlines, Inc. 4.375% 4/15/2026[8]		7,700	7,298
United Airlines, Inc. 4.625% 4/15/2029[8]		18,680	16,920
United Rentals (North America), Inc. 5.25% 1/15/2030		6,840	6,522
United Rentals (North America), Inc. 3.875% 2/15/2031		8,600	7,421
United Rentals (North America), Inc. 3.75% 1/15/2032		4,750	4,027
Virgin Australia Holdings, Ltd. 7.875% 10/15/2021[8,13]		1,649	6
WESCO Distribution, Inc. 7.125% 6/15/2025[8]		5,905	5,978
WESCO Distribution, Inc. 7.25% 6/15/2028[8]		6,435	6,568
Westinghouse Air Brake Technologies Corp. 4.40% 3/15/2024[9]		1,491	1,475
WP CPP Holdings, LLC, Term Loan B, (1-month USD CME Term SOFR + 3.75%) 9.27% 4/30/2025[7,10]		7,980	7,439
XPO, Inc. 7.125% 6/1/2031[8]		6,765	6,852
			1,740,176

28	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials 1.07%
Air Products and Chemicals, Inc. 1.85% 5/15/2027	USD	1,857	$1,678
Alcoa Nederland Holding BV 5.50% 12/15/2027[8]		13,410	13,022
Alcoa Nederland Holding BV 4.125% 3/31/2029[8]		6,725	6,038
Anglo American Capital PLC 2.25% 3/17/2028[8]		6,553	5,676
Anglo American Capital PLC 2.625% 9/10/2030[8]		16,107	13,344
ARD Finance SA 6.50% Cash 6/30/2027[8,12]		16,497	13,423
Ardagh Metal Packaging Finance USA, LLC 4.00% 9/1/2029[8]		13,540	11,088
ATI, Inc. 4.875% 10/1/2029		30,055	27,460
ATI, Inc. 5.125% 10/1/2031		15,485	13,912
Avient Corp. 7.125% 8/1/2030[8]		6,900	6,962
Axalta Coating Systems, LLC 4.75% 6/15/2027[8]		14,076	13,438
Ball Corp. 6.875% 3/15/2028		30,745	31,482
Ball Corp. 6.00% 6/15/2029		22,810	22,839
Ball Corp. 3.125% 9/15/2031		20,755	17,058
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033		7,083	7,060
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[8]		17,050	13,718
Celanese US Holdings, LLC 6.165% 7/15/2027		24,000	24,193
Celanese US Holdings, LLC 6.379% 7/15/2032		5,829	5,899
Cleveland-Cliffs, Inc. 6.75% 3/15/2026[8]		9,025	9,088
Cleveland-Cliffs, Inc. 7.00% 3/15/2027		1,300	1,298
Cleveland-Cliffs, Inc. 5.875% 6/1/2027		58,860	57,862
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[8]		33,580	30,782
Cleveland-Cliffs, Inc. 6.75% 4/15/2030[8]		25,000	24,351
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[8]		6,700	5,954
CRH America, Inc. 5.125% 5/18/2045[8]		350	318
CVR Partners, LP 6.125% 6/15/2028[8]		10,360	9,366
Dow Chemical Co. (The) 3.60% 11/15/2050		13,746	10,160
Element Solutions, Inc. 3.875% 9/1/2028[8]		21,085	18,653
First Quantum Minerals, Ltd. 7.50% 4/1/2025[8]		66,661	66,549
First Quantum Minerals, Ltd. 6.875% 3/1/2026[8]		70,093	69,212
First Quantum Minerals, Ltd. 6.875% 10/15/2027[8]		110,196	108,489
FXI Holdings, Inc. 12.25% 11/15/2026[8]		38,416	35,631
FXI Holdings, Inc. 12.25% 11/15/2026[8]		37,412	34,887
INEOS Finance PLC 6.75% 5/15/2028[8]		16,310	15,576
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[8]		3,375	2,868
Kaiser Aluminum Corp. 4.625% 3/1/2028[8]		20,295	18,243
Linde, Inc. 1.10% 8/10/2030		4,407	3,489
LSB Industries, Inc. 6.25% 10/15/2028[8]		21,205	19,485
LYB International Finance III, LLC 2.25% 10/1/2030		2,924	2,394
LYB International Finance III, LLC 4.20% 5/1/2050		4,106	3,151
LYB International Finance III, LLC 3.625% 4/1/2051		4,924	3,417
Methanex Corp. 5.125% 10/15/2027		84,025	79,399
Mineral Resources, Ltd. 8.125% 5/1/2027[8]		6,650	6,664
Mineral Resources, Ltd. 8.00% 11/1/2027[8]		8,875	8,911
Mineral Resources, Ltd. 8.50% 5/1/2030[8]		30,090	30,441
Nova Chemicals Corp. 4.25% 5/15/2029[8]		9,800	8,155
Novelis Corp. 4.75% 1/30/2030[8]		27,653	24,882
Novelis Corp. 3.875% 8/15/2031[8]		21,782	18,161
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[8]		54,585	48,910
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[8]		28,925	25,171
Scotts Miracle-Gro Co. 4.50% 10/15/2029		18,840	16,551
Scotts Miracle-Gro Co. 4.375% 2/1/2032		21,605	17,520
Sealed Air Corp. 4.00% 12/1/2027[8]		19,239	17,742
Sealed Air Corp. 6.125% 2/1/2028[8]		28,890	28,786
Sherwin-Williams Co. 3.80% 8/15/2049		10,414	8,056
South32 Treasury, Ltd. 4.35% 4/14/2032[8]		2,793	2,445
SPCM SA 3.375% 3/15/2030[8]		3,990	3,309
Summit Materials, LLC 6.50% 3/15/2027[8]		9,760	9,721
Summit Materials, LLC 5.25% 1/15/2029[8]		12,425	11,736
Trivium Packaging Finance BV 5.50% 8/15/2026[8]		6,997	6,655
Trivium Packaging Finance BV 8.50% 8/15/2027[8]		5,615	5,408
Valvoline, Inc. 4.25% 2/15/2030[8]		11,680	11,501
Valvoline, Inc. 3.625% 6/15/2031[8]		14,104	11,628
Venator Finance SARL 9.50% 7/1/2025[8,13]		27,717	21,758
Venator Finance SARL 5.75% 7/15/2025[8,13]		59,725	3,882
Venator Finance SARL, Term Loan, 15.05% 9/14/2023[7,10]		21,221	21,858
Venator Finance SARL, Term Loan, (USD Prime Rate + 4.00%) 0% 8/8/2024[7,10,13]		3,233	1,772

The Income Fund of America	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Warrior Met Coal, Inc. 7.875% 12/1/2028[8]	USD	40,810	$41,279
Westlake Corp. 5.00% 8/15/2046		350	302
Westlake Corp. 4.375% 11/15/2047		300	234
			1,292,350

Utilities 0.80%
Abu Dhabi National Energy Co. PJSC 4.375% 4/23/2025[8]		5,800	5,717
Abu Dhabi National Energy Co. PJSC 4.375% 6/22/2026[8]		200	196
AEP Transmission Co., LLC 3.65% 4/1/2050		250	195
AES Corp. 3.30% 7/15/2025[8]		17,950	17,086
American Electric Power Company, Inc. 4.30% 12/1/2028		3,300	3,168
American Water Capital Corp. 2.80% 5/1/2030		1,200	1,049
AmeriGas Partners, LP 5.50% 5/20/2025		6,850	6,654
Baltimore Gas and Electric Co. 4.55% 6/1/2052		1,950	1,737
Berkshire Hathaway Energy Company 4.60% 5/1/2053		3,263	2,771
Calpine Corp. 5.125% 3/15/2028[8]		12,315	11,181
Calpine Corp. 3.75% 3/1/2031[8]		12,570	10,315
Colbún SA 3.95% 10/11/2027[8]		1,554	1,471
Comision Federal de Electricidad 4.688% 5/15/2029[8]		14,525	13,268
Commonwealth Edison Co. 3.85% 3/15/2052		5,225	4,181
Consolidated Edison Company of New York, Inc. 3.60% 6/15/2061		8,390	6,009
Consumers Energy Co. 4.625% 5/15/2033		7,850	7,668
Dominion Energy, Inc., junior subordinated, 3.071% 8/15/2024		2,550	2,477
Duke Energy Carolinas, LLC 4.95% 1/15/2033		1,868	1,861
Duke Energy Corp. 4.50% 8/15/2032		10,434	9,849
Duke Energy Corp. 3.50% 6/15/2051		4,500	3,225
Duke Energy Indiana, LLC 4.90% 7/15/2043		14,785	14,001
Duke Energy Indiana, LLC 3.25% 10/1/2049		3,100	2,178
Duke Energy Progress, LLC 4.15% 12/1/2044		2,110	1,766
Edison International 3.55% 11/15/2024		20,475	19,850
Edison International 4.95% 4/15/2025		400	394
Edison International 5.75% 6/15/2027		6,745	6,795
Edison International 4.125% 3/15/2028		5,866	5,523
Edison International 5.25% 11/15/2028		6,900	6,805
Edison International 6.95% 11/15/2029		1,650	1,756
EDP Finance BV 3.625% 7/15/2024[8]		10,175	9,940
Electricité de France SA 6.25% 5/23/2033[8]		5,500	5,669
Electricité de France SA 4.75% 10/13/2035[8]		8,250	7,246
Electricité de France SA 4.875% 9/21/2038[8]		1,750	1,489
Electricité de France SA 6.90% 5/23/2053[8]		2,550	2,690
Electricité de France SA 9.125% 12/31/2079 (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[8,9]		3,400	3,583
Emera US Finance, LP 0.833% 6/15/2024		1,675	1,587
Emera US Finance, LP 2.639% 6/15/2031		2,100	1,685
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[9,11]		36,024	35,167
Enel Generacion Chile SA 4.25% 4/15/2024		900	884
Enel SpA 8.75% 9/24/2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[8,9,11]		37,337	37,186
Entergy Corp. 2.80% 6/15/2030		6,650	5,660
Entergy Louisiana, LLC 4.20% 9/1/2048		5,125	4,245
Eversource Energy 3.80% 12/1/2023		4,095	4,070
FirstEnergy Corp. 1.60% 1/15/2026		989	900
FirstEnergy Corp. 2.65% 3/1/2030		2,500	2,109
FirstEnergy Corp. 2.25% 9/1/2030		900	725
FirstEnergy Corp. 3.40% 3/1/2050		15,250	10,433
FirstEnergy Corp., Series B, 4.15% 7/15/2027		49,187	46,639
FirstEnergy Transmission, LLC 2.866% 9/15/2028[8]		10,750	9,475
Georgia Power Co. 2.65% 9/15/2029		450	391
Georgia Power Co. 3.70% 1/30/2050		1,862	1,441
Gulf Power Co. 3.30% 5/30/2027		600	566
Interstate Power and Light Co. 3.25% 12/1/2024		3,250	3,149
Israel Electric Corp., Ltd. 8.10% 12/15/2096[8]		4,905	5,915
Jersey Central Power & Light Co. 2.75% 3/1/2032[8]		1,025	846
Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[8]		1,325	1,256
Mississippi Power Co. 3.95% 3/30/2028		6,437	6,085
Mississippi Power Co. 4.25% 3/15/2042		2,550	2,144
Monongahela Power Co. 3.55% 5/15/2027[8]		2,550	2,393

30	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	USD	2,975	$2,998
NiSource, Inc. 5.40% 6/30/2033		5,000	5,045
Northern States Power Co. 3.20% 4/1/2052		4,715	3,330
Northern States Power Co. 5.10% 5/15/2053		2,748	2,692
Pacific Gas and Electric Co. 4.25% 8/1/2023		10,400	10,400
Pacific Gas and Electric Co. 1.70% 11/15/2023		6,950	6,862
Pacific Gas and Electric Co. 3.85% 11/15/2023		8,710	8,658
Pacific Gas and Electric Co. 3.40% 8/15/2024		4,510	4,388
Pacific Gas and Electric Co. 3.50% 6/15/2025		1,498	1,424
Pacific Gas and Electric Co. 3.15% 1/1/2026		43,225	40,338
Pacific Gas and Electric Co. 2.95% 3/1/2026		22,350	20,599
Pacific Gas and Electric Co. 3.30% 3/15/2027		10,999	10,016
Pacific Gas and Electric Co. 2.10% 8/1/2027		1,034	892
Pacific Gas and Electric Co. 3.30% 12/1/2027		28,000	24,939
Pacific Gas and Electric Co. 3.00% 6/15/2028		7,415	6,452
Pacific Gas and Electric Co. 3.75% 7/1/2028		16,225	14,640
Pacific Gas and Electric Co. 4.65% 8/1/2028		10,211	9,483
Pacific Gas and Electric Co. 6.10% 1/15/2029		8,590	8,545
Pacific Gas and Electric Co. 4.55% 7/1/2030		64,037	58,222
Pacific Gas and Electric Co. 2.50% 2/1/2031		29,216	23,107
Pacific Gas and Electric Co. 3.25% 6/1/2031		5,850	4,797
Pacific Gas and Electric Co. 6.15% 1/15/2033		5,375	5,310
Pacific Gas and Electric Co. 6.40% 6/15/2033		8,620	8,668
Pacific Gas and Electric Co. 3.30% 8/1/2040		4,050	2,789
Pacific Gas and Electric Co. 3.75% 8/15/2042		17,045	11,857
Pacific Gas and Electric Co. 3.50% 8/1/2050		5,080	3,296
Pacific Gas and Electric Co. 6.75% 1/15/2053		2,638	2,645
PacifiCorp 4.125% 1/15/2049		11,000	8,387
PacifiCorp 3.30% 3/15/2051		1,150	764
PG&E Corp. 5.00% 7/1/2028		46,990	43,522
PG&E Corp. 5.25% 7/1/2030		56,940	51,189
Progress Energy, Inc. 7.00% 10/30/2031		4,000	4,363
Public Service Company of Colorado 5.25% 4/1/2053		1,236	1,185
Public Service Electric and Gas Co. 3.15% 1/1/2050		1,950	1,411
Southern California Edison Co. 1.10% 4/1/2024		5,000	4,843
Southern California Edison Co. 3.70% 8/1/2025		450	436
Southern California Edison Co. 4.70% 6/1/2027		1,259	1,242
Southern California Edison Co. 4.20% 3/1/2029		14,250	13,612
Southern California Edison Co. 2.85% 8/1/2029		8,900	7,857
Southern California Edison Co. 2.25% 6/1/2030		176	148
Southern California Edison Co. 2.75% 2/1/2032		5,656	4,726
Southern California Edison Co. 5.75% 4/1/2035		4,400	4,445
Southern California Edison Co. 5.35% 7/15/2035		17,725	17,608
Southern California Edison Co. 5.625% 2/1/2036		16,750	16,606
Southern California Edison Co. 5.55% 1/15/2037		3,556	3,512
Southern California Edison Co. 5.95% 2/1/2038		9,331	9,600
Southern California Edison Co. 4.50% 9/1/2040		19,690	17,008
Southern California Edison Co. 3.60% 2/1/2045		11,875	8,706
Southern California Edison Co. 4.00% 4/1/2047		9,817	7,888
Southern California Edison Co. 4.125% 3/1/2048		3,150	2,563
Southern California Edison Co. 3.45% 2/1/2052		2,181	1,545
Southwestern Electric Power Co. 1.65% 3/15/2026		5,075	4,619
Talen Energy Supply, LLC 8.625% 6/1/2030[8]		11,294	11,734
The Cleveland Electric Illuminating Co. 3.50% 4/1/2028[8]		2,500	2,302
The Southern Co. 4.25% 7/1/2036		1,300	1,154
The Southern Co. 4.40% 7/1/2046		2,100	1,794
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[8]		20,300	17,596
Virginia Electric & Power 2.40% 3/30/2032		4,275	3,495
Wisconsin Power and Light Co. 3.65% 4/1/2050		350	262
Xcel Energy, Inc. 1.75% 3/15/2027		398	353
Xcel Energy, Inc. 2.60% 12/1/2029		3,500	3,014
Xcel Energy, Inc. 2.35% 11/15/2031		2,525	2,010
			968,605

The Income Fund of America	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples 0.67%
7-Eleven, Inc. 0.80% 2/10/2024[8]	USD	11,565	$11,254
7-Eleven, Inc. 0.95% 2/10/2026[8]		4,700	4,221
7-Eleven, Inc. 1.30% 2/10/2028[8]		6,710	5,691
Albertsons Companies, Inc. 3.50% 3/15/2029[8]		10,585	9,227
Altria Group, Inc. 5.80% 2/14/2039		16,525	16,278
Altria Group, Inc. 3.875% 9/16/2046		2,725	1,947
Altria Group, Inc. 3.70% 2/4/2051		7,153	4,794
Anheuser-Busch InBev Worldwide, Inc. 4.00% 4/13/2028		8,025	7,748
Anheuser-Busch InBev Worldwide, Inc. 4.95% 1/15/2042		9,095	8,851
Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048		700	641
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049		3,550	3,688
Anheuser-Busch InBev Worldwide, Inc. 4.50% 6/1/2050		3,400	3,108
B&G Foods, Inc. 5.25% 4/1/2025		13,940	13,293
B&G Foods, Inc. 5.25% 9/15/2027		21,515	18,580
BAT Capital Corp. 3.222% 8/15/2024		8,000	7,788
BAT Capital Corp. 3.215% 9/6/2026		8,308	7,774
BAT Capital Corp. 3.557% 8/15/2027		1,479	1,375
BAT Capital Corp. 2.259% 3/25/2028		9,610	8,314
BAT Capital Corp. 6.343% 8/2/2030		7,429	7,429
BAT Capital Corp. 4.742% 3/16/2032		8,000	7,265
BAT Capital Corp. 6.421% 8/2/2033		4,617	4,617
BAT Capital Corp. 4.39% 8/15/2037		1,873	1,482
BAT Capital Corp. 7.079% 8/2/2043		3,363	3,363
BAT Capital Corp. 4.54% 8/15/2047		13,948	10,389
BAT Capital Corp. 5.282% 4/2/2050		1,700	1,396
BAT Capital Corp. 3.984% 9/25/2050		4,996	3,390
BAT Capital Corp. 7.081% 8/2/2053		3,239	3,239
BAT International Finance PLC 3.95% 6/15/2025[8]		13,039	12,631
BAT International Finance PLC 1.668% 3/25/2026		8,990	8,152
BAT International Finance PLC 4.448% 3/16/2028		8,000	7,659
BAT International Finance PLC 5.931% 2/2/2029		10,545	10,545
Central Garden & Pet Co. 4.125% 10/15/2030		22,866	19,461
Central Garden & Pet Co. 4.125% 4/30/2031[8]		14,745	12,323
Conagra Brands, Inc. 1.375% 11/1/2027		2,000	1,703
Constellation Brands, Inc. 2.25% 8/1/2031		4,463	3,615
Coty, Inc. 5.00% 4/15/2026[8]		2,000	1,932
Coty, Inc. 4.75% 1/15/2029[8]		14,380	13,351
Darling Ingredients, Inc. 5.25% 4/15/2027[8]		19,295	18,784
Darling Ingredients, Inc. 6.00% 6/15/2030[8]		14,615	14,408
Energizer Holdings, Inc. 4.375% 3/31/2029[8]		29,890	25,938
Imperial Brands Finance PLC 6.125% 7/27/2027[8]		4,745	4,780
Ingles Markets, Inc. 4.00% 6/15/2031[8]		21,200	17,968
JBS USA Lux SA 2.50% 1/15/2027[8]		12,702	11,422
JBS USA Lux SA 3.00% 2/2/2029[8]		9,210	7,904
JBS USA Lux SA 5.50% 1/15/2030[8]		1,120	1,084
JBS USA Lux SA 3.625% 1/15/2032[8]		5,113	4,239
JBS USA Lux SA 3.00% 5/15/2032[8]		9,000	7,066
JBS USA Lux SA 5.75% 4/1/2033[8]		8,777	8,442
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[8]		39,332	36,616
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[8]		15,070	13,282
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[8]		33,025	29,176
Nestle Holdings, Inc. 4.85% 3/14/2033[8]		22,000	22,385
Nestle Skin Health SA, Term Loan B3, (3-month USD CME Term SOFR + 3.75%) 9.092% 10/1/2026[7,10]		45,450	45,450
PepsiCo, Inc. 2.625% 10/21/2041		12,500	9,361
PepsiCo, Inc. 3.625% 3/19/2050		3,109	2,597
PepsiCo, Inc. 2.75% 10/21/2051		6,891	4,858
Performance Food Group, Inc. 5.50% 10/15/2027[8]		12,980	12,581
Performance Food Group, Inc. 4.25% 8/1/2029[8]		12,645	11,244
Philip Morris International, Inc. 4.875% 2/13/2026		23,413	23,267
Philip Morris International, Inc. 0.875% 5/1/2026		10,101	9,045
Philip Morris International, Inc. 5.125% 11/17/2027		6,947	6,968
Philip Morris International, Inc. 4.875% 2/15/2028		22,250	22,038
Philip Morris International, Inc. 5.625% 11/17/2029		3,350	3,429
Philip Morris International, Inc. 5.125% 2/15/2030		12,323	12,251
Philip Morris International, Inc. 1.75% 11/1/2030		9,986	7,900
Post Holdings, Inc. 5.625% 1/15/2028[8]		9,935	9,610

32	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Post Holdings, Inc. 5.50% 12/15/2029[8]	USD	20,825	$19,358
Post Holdings, Inc. 4.625% 4/15/2030[8]		42,641	37,615
Prestige Brands, Inc. 5.125% 1/15/2028[8]		8,162	7,803
Prestige Brands, Inc. 3.75% 4/1/2031[8]		8,045	6,765
Reynolds American, Inc. 5.70% 8/15/2035		3,130	2,954
Reynolds American, Inc. 5.85% 8/15/2045		15,099	13,536
Simmons Foods, Inc. 4.625% 3/1/2029[8]		35,247	29,466
United Natural Foods, Inc. 6.75% 10/15/2028[8]		4,500	3,753
US Foods, Inc. 4.625% 6/1/2030[8]		12,455	11,214
			805,071

Real estate 0.67%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028		975	915
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029		4,851	4,128
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031		2,375	2,059
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033		7,073	5,208
American Tower Corp. 1.45% 9/15/2026		9,408	8,349
American Tower Corp. 3.55% 7/15/2027		2,525	2,353
American Tower Corp. 2.30% 9/15/2031		2,500	1,990
American Tower Corp. 2.95% 1/15/2051		5,000	3,130
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[8]		19,335	14,328
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[8]		20,205	14,582
Boston Properties, LP 3.65% 2/1/2026		6,056	5,686
Boston Properties, LP 2.75% 10/1/2026		2,695	2,433
Boston Properties, LP 6.75% 12/1/2027		25,000	25,593
Boston Properties, LP 2.90% 3/15/2030		2,310	1,888
Boston Properties, LP 3.25% 1/30/2031		1,121	925
Boston Properties, LP 2.55% 4/1/2032		6,275	4,783
Boston Properties, LP 2.45% 10/1/2033		1,719	1,244
Boston Properties, LP 6.50% 1/15/2034		32,801	33,228
Brookfield Property REIT, Inc. 5.75% 5/15/2026[8]		17,810	16,727
Brookfield Property REIT, Inc. 4.50% 4/1/2027[8]		7,860	6,809
Corporate Office Properties, LP 2.75% 4/15/2031		9,064	6,981
Corporate Office Properties, LP 2.90% 12/1/2033		1,275	914
Equinix, Inc. 1.45% 5/15/2026		15,835	14,213
Equinix, Inc. 3.40% 2/15/2052		828	575
Essex Portfolio, LP 3.875% 5/1/2024		5,900	5,801
Essex Portfolio, LP 3.50% 4/1/2025		1,920	1,855
Extra Space Storage, LP 2.35% 3/15/2032		2,199	1,734
GLP Capital, LP 3.35% 9/1/2024		2,526	2,452
Howard Hughes Corp. 5.375% 8/1/2028[8]		62,215	57,151
Howard Hughes Corp. 4.125% 2/1/2029[8]		35,555	30,085
Howard Hughes Corp. 4.375% 2/1/2031[8]		61,765	50,875
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031		3,800	2,937
Iron Mountain, Inc. 4.875% 9/15/2027[8]		10,665	10,013
Iron Mountain, Inc. 5.25% 3/15/2028[8]		17,489	16,422
Iron Mountain, Inc. 5.00% 7/15/2028[8]		15,096	13,994
Iron Mountain, Inc. 4.875% 9/15/2029[8]		9,300	8,397
Iron Mountain, Inc. 5.25% 7/15/2030[8]		33,830	30,613
Iron Mountain, Inc. 4.50% 2/15/2031[8]		28,900	24,943
Kennedy-Wilson, Inc. 4.75% 3/1/2029		66,867	54,575
Kennedy-Wilson, Inc. 4.75% 2/1/2030		46,356	36,221
Kennedy-Wilson, Inc. 5.00% 3/1/2031		53,703	41,678
Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[8]		4,494	4,312
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[8]		26,434	23,805
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[8]		4,045	3,414
MPT Operating Partnership, LP 5.00% 10/15/2027		6,300	5,529
MPT Operating Partnership, LP 3.50% 3/15/2031		5,178	3,742
Park Intermediate Holdings, LLC 4.875% 5/15/2029[8]		14,600	12,770
Prologis, LP 4.875% 6/15/2028		10,841	10,794
Prologis, LP 4.75% 6/15/2033		7,957	7,738
Prologis, LP 5.125% 1/15/2034		9,000	9,004
Prologis, LP 5.25% 6/15/2053		3,413	3,373
Public Storage 1.85% 5/1/2028		8,037	6,997
Public Storage 1.95% 11/9/2028		8,107	6,993
Public Storage 2.30% 5/1/2031		6,742	5,603
RHP Hotel Properties, LP 4.50% 2/15/2029[8]		18,765	16,741

The Income Fund of America	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
RLJ Lodging Trust, LP 4.00% 9/15/2029[8]	USD	17,780	$14,919
Scentre Group Trust 1 3.50% 2/12/2025[8]		5,455	5,251
Scentre Group Trust 1 3.25% 10/28/2025[8]		10,365	9,792
Scentre Group Trust 1 3.75% 3/23/2027[8]		3,000	2,826
Service Properties Trust 4.35% 10/1/2024		8,540	8,208
Service Properties Trust 4.50% 3/15/2025		11,470	10,822
Service Properties Trust 4.75% 10/1/2026		1,185	1,039
Service Properties Trust 4.95% 2/15/2027		1,748	1,501
Service Properties Trust 3.95% 1/15/2028		2,995	2,349
Service Properties Trust 4.95% 10/1/2029		5,122	3,950
Service Properties Trust 4.375% 2/15/2030		2,760	2,056
Sun Communities Operating, LP 2.30% 11/1/2028		6,066	5,107
Sun Communities Operating, LP 2.70% 7/15/2031		2,191	1,747
VICI Properties, LP 3.50% 2/15/2025[8]		1,320	1,269
VICI Properties, LP 4.625% 6/15/2025[8]		11,545	11,221
VICI Properties, LP 4.25% 12/1/2026[8]		3,660	3,451
VICI Properties, LP 3.875% 2/15/2029[8]		14,460	12,832
VICI Properties, LP 4.625% 12/1/2029[8]		140	128
VICI Properties, LP 4.125% 8/15/2030[8]		14,885	13,213
			801,283

Information technology 0.53%
Almonde, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 9.231% 6/13/2024[7,10,11]		26,879	26,110
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 12.981% 6/13/2025[7,10,11]		46,175	42,384
Analog Devices, Inc. 1.70% 10/1/2028		4,459	3,836
Analog Devices, Inc. 2.10% 10/1/2031		3,937	3,250
Analog Devices, Inc. 2.80% 10/1/2041		4,586	3,373
Analog Devices, Inc. 2.95% 10/1/2051		5,668	3,948
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[8]		17,037	15,434
Broadcom Corp. 3.875% 1/15/2027		6,974	6,653
Broadcom, Inc. 3.15% 11/15/2025		954	910
Broadcom, Inc. 4.00% 4/15/2029[8]		1,610	1,493
Broadcom, Inc. 4.15% 4/15/2032[8]		5,623	5,087
Broadcom, Inc. 3.419% 4/15/2033[8]		3,146	2,633
Broadcom, Inc. 3.469% 4/15/2034[8]		13,949	11,450
Broadcom, Inc. 3.187% 11/15/2036[8]		1,250	946
Broadcom, Inc. 4.926% 5/15/2037[8]		24,469	22,252
Cloud Software Group, Inc. 9.00% 9/30/2029[8]		17,200	15,428
CommScope Technologies, LLC 6.00% 6/15/2025[8]		1,635	1,485
CommScope Technologies, LLC 5.00% 3/15/2027[8]		11,425	7,634
CommScope, Inc. 6.00% 3/1/2026[8]		37,400	34,365
CommScope, Inc. 8.25% 3/1/2027[8]		13,909	10,545
CommScope, Inc. 7.125% 7/1/2028[8]		7,651	5,058
Diebold Nixdorf, Inc. 9.375% 7/15/2025[8,13]		88,594	16,943
Diebold Nixdorf, Inc., units, 8.50% PIK or 8.50% Cash 10/15/2026[8,12,13]		61,649	925
Diebold Nixdorf, Inc., Term Loan B1, (USD-SOFR + 7.50%) 12.641% 10/2/2023[7,10]		103,875	100,759
Diebold Nixdorf, Inc., Term Loan B2, (USD-SOFR + 7.50%) 12.641% 10/2/2023[7,10]		66,459	64,465
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[7,10,13]		96,372	17,829
Entegris Escrow Corp. 4.75% 4/15/2029[8]		9,145	8,540
Entegris, Inc. 3.625% 5/1/2029[8]		30,000	25,991
Fair Isaac Corp. 4.00% 6/15/2028[8]		22,105	20,307
Gartner, Inc. 4.50% 7/1/2028[8]		17,125	16,025
Gartner, Inc. 3.625% 6/15/2029[8]		6,543	5,772
Gartner, Inc. 3.75% 10/1/2030[8]		5,300	4,625
Hughes Satellite Systems Corp. 5.25% 8/1/2026		12,275	11,427
Intel Corp. 5.20% 2/10/2033		12,500	12,650
Intel Corp. 5.70% 2/10/2053		8,250	8,418
Microsoft Corp. 2.875% 2/6/2024		6,865	6,774
Microsoft Corp. 2.921% 3/17/2052		6,000	4,389
NCR Corp. 5.125% 4/15/2029[8]		14,700	13,159
Oracle Corp. 3.60% 4/1/2050		4,394	3,126
Oracle Corp. 5.55% 2/6/2053		4,050	3,887
Rocket Software, Inc. 6.50% 2/15/2029[8]		13,500	11,545
Simon Property Group, LP 3.50% 9/1/2025		3,750	3,614
Simon Property Group, LP 2.65% 7/15/2030		4,100	3,481
Synaptics, Inc. 4.00% 6/15/2029[8]		3,700	3,198

34	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.842% 9/29/2028[7,10]	USD	19,874		$19,120
Unisys Corp. 6.875% 11/1/2027[8]		3,200		2,616
Viasat, Inc. 5.625% 9/15/2025[8]		5,018		4,710
Viasat, Inc. 5.625% 4/15/2027[8]		1,775		1,602
Viasat, Inc. 6.50% 7/15/2028[8]		8,970		6,917
Viavi Solutions, Inc. 3.75% 10/1/2029[8]		4,675		4,016
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,6,9]		11,510		11,626
				642,730

Total corporate bonds, notes & loans				19,445,918

Mortgage-backed obligations 3.98%
Federal agency mortgage-backed obligations 3.65%
Fannie Mae Pool #995265 5.50% 1/1/2024[14]		—	[3]	—	[3]
Fannie Mae Pool #932119 4.50% 11/1/2024[14]		43		43
Fannie Mae Pool #AD3149 4.50% 4/1/2025[14]		20		20
Fannie Mae Pool #AD6392 4.50% 5/1/2025[14]		43		42
Fannie Mae Pool #AD5692 4.50% 5/1/2025[14]		24		23
Fannie Mae Pool #AD6119 4.50% 6/1/2025[14]		25		25
Fannie Mae Pool #AD8191 4.00% 9/1/2025[14]		34		34
Fannie Mae Pool #AI6180 4.00% 7/1/2026[14]		27		27
Fannie Mae Pool #AL2940 3.50% 11/1/2027[14]		113		109
Fannie Mae Pool #AL8347 4.00% 3/1/2029[14]		100		98
Fannie Mae Pool #FM8013 5.50% 4/1/2031[14]		279		278
Fannie Mae Pool #BM1231 3.50% 11/1/2031[14]		110		107
Fannie Mae Pool #BJ5674 3.00% 1/1/2033[14]		146		137
Fannie Mae Pool #254767 5.50% 6/1/2033[14]		96		98
Fannie Mae Pool #BJ6249 4.00% 9/1/2033[14]		137		133
Fannie Mae Pool #MA3541 4.00% 12/1/2033[14]		124		121
Fannie Mae Pool #BN1085 4.00% 1/1/2034[14]		8		8
Fannie Mae Pool #MA3611 4.00% 3/1/2034[14]		53		52
Fannie Mae Pool #735228 5.50% 2/1/2035[14]		83		84
Fannie Mae Pool #878099 6.00% 4/1/2036[14]		121		126
Fannie Mae Pool #880426 6.00% 4/1/2036[14]		56		56
Fannie Mae Pool #256308 6.00% 7/1/2036[14]		125		130
Fannie Mae Pool #888795 5.50% 11/1/2036[14]		566		580
Fannie Mae Pool #AS8554 3.00% 12/1/2036[14]		10,550		9,696
Fannie Mae Pool #BE4703 3.00% 12/1/2036[14]		536		492
Fannie Mae Pool #936999 6.00% 7/1/2037[14]		330		335
Fannie Mae Pool #945832 6.50% 8/1/2037[14]		57		58
Fannie Mae Pool #888637 6.00% 9/1/2037[14]		865		896
Fannie Mae Pool #950991 6.00% 10/1/2037[14]		241		244
Fannie Mae Pool #995674 6.00% 5/1/2038[14]		483		500
Fannie Mae Pool #929964 6.00% 9/1/2038[14]		272		282
Fannie Mae Pool #AE0967 3.50% 6/1/2039[14]		80		75
Fannie Mae Pool #AC0479 6.00% 9/1/2039[14]		236		241
Fannie Mae Pool #AE0443 6.50% 10/1/2039[14]		104		108
Fannie Mae Pool #932274 4.50% 12/1/2039[14]		4,328		4,245
Fannie Mae Pool #AD4927 5.00% 6/1/2040[14]		1,290		1,296
Fannie Mae Pool #AE4483 4.00% 9/1/2040[14]		1,147		1,098
Fannie Mae Pool #AE8073 4.00% 12/1/2040[14]		99		95
Fannie Mae Pool #AE0828 3.50% 2/1/2041[14]		33		30
Fannie Mae Pool #AB2470 4.50% 3/1/2041[14]		15		15
Fannie Mae Pool #AI3422 5.00% 5/1/2041[14]		53		53
Fannie Mae Pool #AI4836 5.00% 6/1/2041[14]		46		46
Fannie Mae Pool #MA4387 2.00% 7/1/2041[14]		11,769		9,982
Fannie Mae Pool #AI5571 5.00% 7/1/2041[14]		39		39
Fannie Mae Pool #AI8482 5.00% 8/1/2041[14]		51		51
Fannie Mae Pool #AJ0257 4.00% 9/1/2041[14]		36		35
Fannie Mae Pool #AJ4154 4.00% 11/1/2041[14]		103		99
Fannie Mae Pool #AB4050 4.00% 12/1/2041[14]		197		189
Fannie Mae Pool #AJ4189 4.00% 12/1/2041[14]		115		111
Fannie Mae Pool #FS0305 1.50% 1/1/2042[14]		39,187		31,629
Fannie Mae Pool #890407 4.00% 2/1/2042[14]		266		256
Fannie Mae Pool #AL2745 4.00% 3/1/2042[14]		792		760
Fannie Mae Pool #AB5377 3.50% 6/1/2042[14]		11,629		10,833
Fannie Mae Pool #AO9140 3.50% 7/1/2042[14]		3,906		3,639

The Income Fund of America	35

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AU3742 3.50% 8/1/2043[14]	USD	7,559	$7,031
Fannie Mae Pool #AU8813 4.00% 11/1/2043[14]		1,437	1,389
Fannie Mae Pool #AU9348 4.00% 11/1/2043[14]		1,008	973
Fannie Mae Pool #AU9350 4.00% 11/1/2043[14]		819	786
Fannie Mae Pool #FM9416 3.50% 7/1/2045[14]		27,247	25,217
Fannie Mae Pool #AL8354 3.50% 10/1/2045[14]		4,241	3,929
Fannie Mae Pool #BC0157 3.50% 1/1/2046[14]		19,918	18,430
Fannie Mae Pool #AL8522 3.50% 5/1/2046[14]		9,118	8,437
Fannie Mae Pool #AS8310 3.00% 11/1/2046[14]		1,517	1,362
Fannie Mae Pool #BM1179 3.00% 4/1/2047[14]		1,790	1,602
Fannie Mae Pool #947661 6.50% 10/1/2047[14]		32	32
Fannie Mae Pool #947554 7.00% 10/1/2047[14]		134	140
Fannie Mae Pool #920015 7.00% 10/1/2047[14]		34	36
Fannie Mae Pool #CA0770 3.50% 11/1/2047[14]		295	271
Fannie Mae Pool #257036 7.00% 11/1/2047[14]		9	10
Fannie Mae Pool #CA0854 3.50% 12/1/2047[14]		5,785	5,334
Fannie Mae Pool #BM4413 4.50% 12/1/2047[14]		3,211	3,140
Fannie Mae Pool #FM7341 4.00% 3/1/2048[14]		28	26
Fannie Mae Pool #CA1542 4.00% 4/1/2048[14]		5,222	4,963
Fannie Mae Pool #BF0293 3.00% 7/1/2048[14]		8,602	7,623
Fannie Mae Pool #BF0318 3.50% 8/1/2048[14]		7,084	6,507
Fannie Mae Pool #FM1784 4.00% 9/1/2048[14]		7,218	6,850
Fannie Mae Pool #CA3184 4.00% 3/1/2049[14]		9,520	9,055
Fannie Mae Pool #FM3280 3.50% 5/1/2049[14]		7,088	6,560
Fannie Mae Pool #CA3807 3.00% 7/1/2049[14]		1,761	1,570
Fannie Mae Pool #CA3806 3.00% 7/1/2049[14]		1,169	1,045
Fannie Mae Pool #CA3814 3.50% 7/1/2049[14]		31,473	29,120
Fannie Mae Pool #CA3976 4.00% 8/1/2049[14]		53,617	50,847
Fannie Mae Pool #FM1668 4.00% 8/1/2049[14]		5,552	5,263
Fannie Mae Pool #CA4112 3.50% 9/1/2049[14]		35,012	32,394
Fannie Mae Pool #FM1589 3.50% 9/1/2049[14]		2,994	2,747
Fannie Mae Pool #CA4432 4.00% 10/1/2049[14]		6,097	5,773
Fannie Mae Pool #FM1954 3.50% 11/1/2049[14]		4,623	4,241
Fannie Mae Pool #CA4756 3.00% 12/1/2049[14]		21,386	18,998
Fannie Mae Pool #CA4802 3.50% 12/1/2049[14]		26,239	24,256
Fannie Mae Pool #CA4804 3.50% 12/1/2049[14]		23,069	21,273
Fannie Mae Pool #FM2092 3.50% 12/1/2049[14]		13,006	11,996
Fannie Mae Pool #CA5968 2.50% 6/1/2050[14]		17,592	15,076
Fannie Mae Pool #CA6349 3.00% 7/1/2050[14]		3,076	2,711
Fannie Mae Pool #CA6593 2.50% 8/1/2050[14]		771	660
Fannie Mae Pool #CA6740 3.00% 8/1/2050[14]		1,782	1,569
Fannie Mae Pool #MA4119 2.00% 9/1/2050[14]		73,516	59,843
Fannie Mae Pool #BQ1226 2.00% 9/1/2050[14]		15,746	12,817
Fannie Mae Pool #CA7028 2.50% 9/1/2050[14]		2,651	2,270
Fannie Mae Pool #CA7052 3.00% 9/1/2050[14]		657	579
Fannie Mae Pool #MA4158 2.00% 10/1/2050[14]		50,002	40,749
Fannie Mae Pool #CA7381 3.00% 10/1/2050[14]		2,796	2,462
Fannie Mae Pool #CA7599 2.50% 11/1/2050[14]		46,728	40,058
Fannie Mae Pool #CA7737 2.50% 11/1/2050[14]		19,541	16,546
Fannie Mae Pool #FM4897 3.00% 11/1/2050[14]		30,007	26,871
Fannie Mae Pool #MA4208 2.00% 12/1/2050[14]		46,598	37,931
Fannie Mae Pool #CA8130 2.50% 12/1/2050[14]		16,679	14,164
Fannie Mae Pool #FM5173 2.50% 12/1/2050[14]		9,145	7,760
Fannie Mae Pool #CA8046 3.00% 12/1/2050[14]		8,836	7,913
Fannie Mae Pool #CA8285 3.00% 12/1/2050[14]		2,887	2,578
Fannie Mae Pool #FM5166 3.00% 12/1/2050[14]		1,869	1,646
Fannie Mae Pool #MA4237 2.00% 1/1/2051[14]		13,636	11,065
Fannie Mae Pool #CA8480 2.50% 1/1/2051[14]		70,574	60,682
Fannie Mae Pool #CA8601 2.50% 1/1/2051[14]		48,583	41,174
Fannie Mae Pool #CA8828 2.50% 2/1/2051[14]		42,926	36,700
Fannie Mae Pool #FM5778 2.50% 2/1/2051[14]		9,943	8,437
Fannie Mae Pool #CA9302 3.00% 2/1/2051[14]		41,703	37,451
Fannie Mae Pool #CA8969 3.00% 2/1/2051[14]		3,807	3,352
Fannie Mae Pool #CA8968 3.00% 2/1/2051[14]		746	658
Fannie Mae Pool #MA4282 2.50% 3/1/2051[14]		1,467	1,244
Fannie Mae Pool #CB0290 2.00% 4/1/2051[14]		15,195	12,363
Fannie Mae Pool #MA4306 2.50% 4/1/2051[14]		4,142	3,511

36	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB0191 3.00% 4/1/2051[14]	USD	12,357		$10,883
Fannie Mae Pool #CB0193 3.00% 4/1/2051[14]		1,519		1,338
Fannie Mae Pool #MA4325 2.00% 5/1/2051[14]		191,211		155,252
Fannie Mae Pool #CB0449 2.00% 5/1/2051[14]		135,240		109,796
Fannie Mae Pool #BT1364 3.00% 5/1/2051[14]		1,786		1,573
Fannie Mae Pool #FM7909 3.00% 6/1/2051[14]		1,195		1,052
Fannie Mae Pool #FM7873 2.00% 7/1/2051[14]		12,679		10,307
Fannie Mae Pool #CB1304 3.00% 8/1/2051[14]		1,331		1,178
Fannie Mae Pool #FS4628 3.00% 10/1/2051[14]		2,619		2,307
Fannie Mae Pool #CB2099 3.00% 11/1/2051[14]		2,319		2,032
Fannie Mae Pool #CB2319 2.50% 12/1/2051[14]		4,692		4,007
Fannie Mae Pool #CB2375 2.50% 12/1/2051[14]		4,646		3,961
Fannie Mae Pool #BT9483 2.50% 12/1/2051[14]		2,268		1,937
Fannie Mae Pool #CB2372 2.50% 12/1/2051[14]		2,262		1,929
Fannie Mae Pool #BT9510 2.50% 12/1/2051[14]		1,802		1,541
Fannie Mae Pool #CB2286 2.50% 12/1/2051[14]		1,053		897
Fannie Mae Pool #BV3080 2.00% 2/1/2052[14]		57,512		46,691
Fannie Mae Pool #BV3076 2.00% 2/1/2052[14]		40,355		32,753
Fannie Mae Pool #CB2765 2.00% 2/1/2052[14]		30,646		24,995
Fannie Mae Pool #FS0647 3.00% 2/1/2052[14]		65,441		58,309
Fannie Mae Pool #FS1194 3.00% 2/1/2052[14]		12,679		11,315
Fannie Mae Pool #BV1089 4.00% 2/1/2052[14]		44		41
Fannie Mae Pool #CB3177 3.50% 3/1/2052[14]		52,399		47,556
Fannie Mae Pool #CB3417 3.50% 4/1/2052[14]		24,120		21,893
Fannie Mae Pool #MA4842 5.50% 12/1/2052[14]		4,271		4,249
Fannie Mae Pool #FS4947 4.00% 1/1/2053[14]		777		726
Fannie Mae Pool #MA4919 5.50% 2/1/2053[14]		619		615
Fannie Mae Pool #FS4563 5.00% 5/1/2053[14]		1,910		1,867
Fannie Mae Pool #MA5010 5.50% 5/1/2053[14]		105		104
Fannie Mae Pool #MA5039 5.50% 6/1/2053[14]		375		373
Fannie Mae Pool #CB6491 6.50% 6/1/2053[14]		3,080		3,154
Fannie Mae Pool #FS4652 6.50% 6/1/2053[14]		2,913		2,972
Fannie Mae Pool #CB6490 6.50% 6/1/2053[14]		1,053		1,074
Fannie Mae Pool #CB6468 6.50% 6/1/2053[14]		767		784
Fannie Mae Pool #MA5071 5.00% 7/1/2053[14]		8,862		8,661
Fannie Mae Pool #MA5072 5.50% 7/1/2053[14]		1,409		1,400
Fannie Mae Pool #BF0167 3.00% 2/1/2057[14]		834		733
Fannie Mae Pool #BF0145 3.50% 3/1/2057[14]		14,845		13,541
Fannie Mae Pool #BF0264 3.50% 5/1/2058[14]		12,504		11,344
Fannie Mae Pool #BF0332 3.00% 1/1/2059[14]		65,607		57,644
Fannie Mae Pool #BM6736 4.50% 11/1/2059[14]		21,673		20,891
Fannie Mae Pool #BF0497 3.00% 7/1/2060[14]		15,113		12,830
Fannie Mae Pool #BF0548 3.00% 7/1/2061[14]		5,613		4,839
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[7,14]		—	[3]	—	[3]
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[7,14]		—	[3]	—	[3]
Fannie Mae, Series 2007-24, Class P, 6.00% 3/25/2037[14]		149		154
Fannie Mae, Series 2007-33, Class HE, 5.50% 4/25/2037[14]		308		311
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[14]		83		84
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[14]		83		88
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[14]		100		101
Fannie Mae, Series 2002-W1, Class 2A, 4.767% 2/25/2042[7,14]		212		205
Freddie Mac Pool #J38387 3.00% 1/1/2033[14]		30		28
Freddie Mac Pool #G04805 4.50% 12/1/2035[14]		2,360		2,319
Freddie Mac Pool #K93766 3.00% 12/1/2036[14]		413		380
Freddie Mac Pool #K93772 3.00% 12/1/2036[14]		346		319
Freddie Mac Pool #G04553 6.50% 9/1/2038[14]		241		250
Freddie Mac Pool #G08353 4.50% 7/1/2039[14]		195		192
Freddie Mac Pool #A87892 5.00% 8/1/2039[14]		485		490
Freddie Mac Pool #A87873 5.00% 8/1/2039[14]		211		211
Freddie Mac Pool #G05937 4.50% 8/1/2040[14]		4,534		4,467
Freddie Mac Pool #RB5071 2.00% 9/1/2040[14]		32,743		27,935
Freddie Mac Pool #A96488 5.00% 1/1/2041[14]		14		14
Freddie Mac Pool #SC0149 2.00% 3/1/2041[14]		29,337		24,964
Freddie Mac Pool #Q01746 4.50% 7/1/2041[14]		143		140
Freddie Mac Pool #Q02676 4.50% 8/1/2041[14]		299		291
Freddie Mac Pool #Q02849 4.50% 8/1/2041[14]		261		255
Freddie Mac Pool #G07189 4.50% 3/1/2042[14]		424		418

The Income Fund of America	37

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #G07221 4.50% 6/1/2042[14]	USD	766	$755
Freddie Mac Pool #Q23190 4.00% 11/1/2043[14]		1,326	1,273
Freddie Mac Pool #Q23185 4.00% 11/1/2043[14]		1,069	1,034
Freddie Mac Pool #Z40130 3.00% 1/1/2046[14]		5,088	4,540
Freddie Mac Pool #G60559 4.00% 4/1/2046[14]		5,904	5,619
Freddie Mac Pool #Q41090 4.50% 6/1/2046[14]		548	536
Freddie Mac Pool #Q41909 4.50% 7/1/2046[14]		1,099	1,074
Freddie Mac Pool #V82662 4.00% 10/1/2046[14]		3,939	3,748
Freddie Mac Pool #Q44400 4.00% 11/1/2046[14]		3,896	3,706
Freddie Mac Pool #G61733 3.00% 12/1/2047[14]		6,446	5,746
Freddie Mac Pool #G61628 3.50% 9/1/2048[14]		633	584
Freddie Mac Pool #SD0045 4.50% 11/1/2048[14]		17,037	16,658
Freddie Mac Pool #ZN3568 4.50% 2/1/2049[14]		8	7
Freddie Mac Pool #Q63663 3.00% 5/1/2049[14]		5,041	4,470
Freddie Mac Pool #SD7503 3.50% 8/1/2049[14]		3,436	3,172
Freddie Mac Pool #SD7508 3.50% 10/1/2049[14]		13,882	12,811
Freddie Mac Pool #RA1744 4.00% 11/1/2049[14]		24,070	22,811
Freddie Mac Pool #QA5125 3.50% 12/1/2049[14]		18,963	17,530
Freddie Mac Pool #RA2596 2.50% 5/1/2050[14]		15,008	12,817
Freddie Mac Pool #RA3384 3.00% 8/1/2050[14]		683	602
Freddie Mac Pool #RA3506 3.00% 9/1/2050[14]		3,130	2,757
Freddie Mac Pool #SD7525 2.50% 10/1/2050[14]		14,853	12,694
Freddie Mac Pool #SD8106 2.00% 11/1/2050[14]		52,476	42,704
Freddie Mac Pool #SD7528 2.00% 11/1/2050[14]		21,659	17,805
Freddie Mac Pool #RA3987 2.50% 11/1/2050[14]		10,788	9,159
Freddie Mac Pool #RA5287 2.00% 5/1/2051[14]		20,170	16,422
Freddie Mac Pool #RA5288 2.00% 5/1/2051[14]		11,279	9,184
Freddie Mac Pool #RA5267 3.00% 5/1/2051[14]		2,017	1,777
Freddie Mac Pool #SD7544 3.00% 7/1/2051[14]		5,512	4,896
Freddie Mac Pool #QC6749 3.00% 7/1/2051[14]		3,915	3,447
Freddie Mac Pool #QC4360 3.00% 7/1/2051[14]		2,952	2,592
Freddie Mac Pool #QC4415 3.00% 7/1/2051[14]		493	432
Freddie Mac Pool #QC3826 3.00% 7/1/2051[14]		136	119
Freddie Mac Pool #QC5996 3.00% 8/1/2051[14]		141	124
Freddie Mac Pool #SD7545 2.50% 9/1/2051[14]		4,054	3,470
Freddie Mac Pool #RA5782 2.50% 9/1/2051[14]		621	528
Freddie Mac Pool #RA5971 3.00% 9/1/2051[14]		27,218	24,097
Freddie Mac Pool #QC6456 3.00% 9/1/2051[14]		4,591	4,028
Freddie Mac Pool #RA5901 3.00% 9/1/2051[14]		2,096	1,845
Freddie Mac Pool #QC7504 3.00% 9/1/2051[14]		152	134
Freddie Mac Pool #SD2880 3.00% 10/1/2051[14]		5,151	4,534
Freddie Mac Pool #SD0734 3.00% 10/1/2051[14]		1,638	1,451
Freddie Mac Pool #RA6347 3.00% 11/1/2051[14]		2,262	1,989
Freddie Mac Pool #RA6483 2.50% 12/1/2051[14]		3,993	3,404
Freddie Mac Pool #SD7552 2.50% 1/1/2052[14]		13,588	11,571
Freddie Mac Pool #SD7551 3.00% 1/1/2052[14]		62,779	55,575
Freddie Mac Pool #SD0813 3.00% 1/1/2052[14]		3,657	3,237
Freddie Mac Pool #SD0803 3.00% 1/1/2052[14]		406	357
Freddie Mac Pool #QD7089 3.50% 2/1/2052[14]		6,747	6,126
Freddie Mac Pool #SD7553 3.00% 3/1/2052[14]		6,121	5,427
Freddie Mac Pool #SD7554 2.50% 4/1/2052[14]		29,203	24,941
Freddie Mac Pool #QD9278 3.50% 4/1/2052[14]		4,479	4,068
Freddie Mac Pool #QE3580 3.50% 6/1/2052[14]		6,828	6,190
Freddie Mac Pool #SD7556 3.00% 8/1/2052[14]		53,884	47,567
Freddie Mac Pool #RA7938 5.00% 9/1/2052[14]		2,862	2,799
Freddie Mac Pool #SD8276 5.00% 12/1/2052[14]		14,933	14,604
Freddie Mac Pool #SD2716 5.00% 4/1/2053[14]		3,094	3,025
Freddie Mac Pool #SD8329 5.00% 6/1/2053[14]		1,012	989
Freddie Mac Pool #SD8331 5.50% 6/1/2053[14]		1,668	1,657
Freddie Mac Pool #RA9294 6.50% 6/1/2053[14]		1,430	1,462
Freddie Mac Pool #RA9292 6.50% 6/1/2053[14]		1,204	1,231
Freddie Mac Pool #RA9289 6.50% 6/1/2053[14]		1,156	1,191
Freddie Mac Pool #RA9288 6.50% 6/1/2053[14]		1,120	1,157
Freddie Mac Pool #RA9287 6.50% 6/1/2053[14]		766	794
Freddie Mac Pool #RA9290 6.50% 6/1/2053[14]		595	611
Freddie Mac Pool #RA9291 6.50% 6/1/2053[14]		416	424
Freddie Mac Pool #RA9295 6.50% 6/1/2053[14]		306	317

38	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8341 5.00% 7/1/2053[14]	USD	12,780	$12,489
Freddie Mac Pool #SD8342 5.50% 7/1/2053[14]		6,325	6,285
Freddie Mac, Series 3257, Class PA, 5.50% 12/15/2036[14]		326	331
Freddie Mac, Series 3286, Class JN, 5.50% 2/15/2037[14]		248	251
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[14]		131	132
Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[14]		7,417	7,085
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[7,14]		2,117	1,943
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056[14]		307	282
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[7,14]		2,142	1,978
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[14]		3,249	2,996
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[7,14]		3,192	2,929
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[7,14]		562	502
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[14]		460	409
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[14]		981	945
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[14]		6,315	5,900
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[14]		4,616	4,226
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[14]		2,308	2,177
Government National Mortgage Assn. 2.00% 8/1/2053[14,15]		56,725	47,436
Government National Mortgage Assn. 2.50% 8/1/2053[14,15]		40,166	34,635
Government National Mortgage Assn. 3.00% 8/1/2053[14,15]		60,900	54,189
Government National Mortgage Assn. 4.00% 8/1/2053[14,15]		199	187
Government National Mortgage Assn. 4.50% 8/1/2053[14,15]		4,656	4,479
Government National Mortgage Assn. 5.50% 8/1/2053[14,15]		3,020	3,001
Government National Mortgage Assn. 6.00% 8/1/2053[14,15]		1,990	2,000
Government National Mortgage Assn. 3.00% 9/1/2053[14,15]		18,650	16,609
Government National Mortgage Assn. 4.00% 9/1/2053[14,15]		6,450	6,080
Government National Mortgage Assn. 4.50% 9/1/2053[14,15]		28,015	26,963
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[14]		324	316
Government National Mortgage Assn. Pool #BD3903 4.00% 1/20/2048[14]		4,979	4,716
Government National Mortgage Assn. Pool #BE3194 4.00% 1/20/2048[14]		1,217	1,152
Government National Mortgage Assn. Pool #MA5192 4.00% 5/20/2048[14]		3,875	3,702
Government National Mortgage Assn. Pool #MA8150 4.00% 7/20/2052[14]		25	23
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[14]		4,730	3,592
Uniform Mortgage-Backed Security 2.00% 8/1/2053[14,15]		107,724	87,244
Uniform Mortgage-Backed Security 2.50% 8/1/2053[14,15]		69,992	58,989
Uniform Mortgage-Backed Security 3.00% 8/1/2053[14,15]		31,662	27,708
Uniform Mortgage-Backed Security 3.50% 8/1/2053[14,15]		39,021	35,359
Uniform Mortgage-Backed Security 4.00% 8/1/2053[14,15]		36,135	33,737
Uniform Mortgage-Backed Security 4.50% 8/1/2053[14,15]		42,646	40,832
Uniform Mortgage-Backed Security 5.00% 8/1/2053[14,15]		13,157	12,853
Uniform Mortgage-Backed Security 5.50% 8/1/2053[14,15]		7,985	7,930
Uniform Mortgage-Backed Security 6.00% 8/1/2053[14,15]		7,541	7,586
Uniform Mortgage-Backed Security 6.50% 8/1/2053[14,15]		9,597	9,786
Uniform Mortgage-Backed Security 2.00% 9/1/2053[14,15]		428,320	347,358
Uniform Mortgage-Backed Security 2.50% 9/1/2053[14,15]		1,057,841	892,864
Uniform Mortgage-Backed Security 3.00% 9/1/2053[14,15]		53,605	46,927
Uniform Mortgage-Backed Security 3.50% 9/1/2053[14,15]		10,528	9,553
Uniform Mortgage-Backed Security 4.00% 9/1/2053[14,15]		109,870	102,681
Uniform Mortgage-Backed Security 4.50% 9/1/2053[14,15]		26,250	25,158
Uniform Mortgage-Backed Security 5.00% 9/1/2053[14,15]		117,594	114,916
Uniform Mortgage-Backed Security 5.50% 9/1/2053[14,15]		43,135	42,845
Uniform Mortgage-Backed Security 6.00% 9/1/2053[14,15]		41,275	41,510
Uniform Mortgage-Backed Security 6.50% 9/1/2053[14,15]		13,260	13,513
			4,388,479

The Income Fund of America	39

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities 0.22%
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[14]	USD	1,810	$1,688
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[14]		240	220
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[14]		480	446
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[14]		301	278
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[7,14]		5,772	5,478
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[14]		2,403	2,077
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[14]		3,772	3,151
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[14]		5,996	5,562
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[14]		3,146	2,553
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[7,14]		1,844	1,751
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.925% 9/15/2034[7,8,14]		9,923	9,679
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.036% 9/15/2036[7,8,14]		7,624	7,432
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.286% 9/15/2036[7,8,14]		220	213
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.235% 10/15/2036[7,8,14]		11,621	11,318
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.633% 10/15/2036[7,8,14]		9,946	9,590
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.713% 4/15/2037[7,8,14]		8,519	8,430
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.006% 6/15/2038[7,8,14]		10,766	10,566
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.206% 6/15/2038[7,8,14]		1,896	1,853
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.436% 6/15/2038[7,8,14]		1,711	1,666
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.186% 11/15/2038[7,8,14]		10,508	10,313
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.212% 2/15/2039[7,8,14]		9,667	9,473
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82% 6/10/2028[7,8,14]		8,114	8,048
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[14]		1,440	1,347
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049[14]		350	319
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 4/10/2047[14]		550	531
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050[7,14]		450	399
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[14]		400	366
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.416% 7/15/2038[7,8,14]		4,336	4,292
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.716% 7/15/2038[7,8,14]		3,958	3,884
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.036% 7/15/2038[7,8,14]		4,133	4,049
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.586% 7/15/2038[7,8,14]		1,813	1,776
GS Mortgage Securities Trust, Series 2022-SHIP, Class A, (1-month USD CME Term SOFR + 0.731%) 5.953% 8/15/2024[7,8,14]		2,633	2,622
GS Mortgage Securities Trust, Series 2022-SHIP, Class B, (1-month USD CME Term SOFR + 1.424%) 6.646% 8/15/2024[7,8,14]		879	875
GS Mortgage Securities Trust, Series 2022-SHIP, Class D, (1-month USD CME Term SOFR + 1.607%) 6.829% 8/15/2024[7,8,14]		2,032	2,001
GS Mortgage Securities Trust, Series 2022-SHIP, Class C, (1-month USD CME Term SOFR + 1.919%) 8.536% 8/15/2036 (1-month USD CME Term SOFR + 2.419% on 8/15/2023)[8,9,14]		1,362	1,354
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[14]		940	852
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[14]		240	222
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[14]		6,571	5,455
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2/15/2047[14]		7,735	7,623
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[14]		1,510	1,398
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[14]		560	511

40	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[8,14]	USD	3,928	$3,155
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[8,14]		1,735	1,295
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039[7,8,14]		1,569	1,110
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[8,14]		4,858	3,791
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[7,14]		4,810	4,474
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD CME Term SOFR + 1.514%) 6.736% 10/15/2038[7,8,14]		1,989	1,965
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[8,14]		15,628	13,422
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.137% 4/15/2038[7,8,14]		6,365	6,280
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[14]		4,811	4,689
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[14]		960	914
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[14]		2,795	2,620
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[7,14]		3,230	3,056
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[14]		580	542
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[14]		1,000	928
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[8,14]		5,645	4,564
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.067% 11/15/2038[7,8,14]		9,616	9,433
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.222% 1/15/2039[7,8,14]		19,555	19,044
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 9/15/2048[14]		5,605	5,340
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049[14]		185	168
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[14]		6,015	5,666
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[14]		2,405	2,107
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 1/15/2059[14]		150	139
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[14]		480	448
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.011% 11/15/2027[7,8,14]		13,994	14,021
			260,832

Collateralized mortgage-backed obligations (privately originated) 0.11%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[7,8,14]		2,878	2,328
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[8,14]		358	329
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[7,8,14]		1,997	1,784
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[7,8,14]		1,216	1,146
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[8,9,14]		6,167	5,528
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[7,8,14]		960	931
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[7,8,14]		463	417
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[7,8,14]		2,714	2,269
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 5.819% 10/25/2041[7,8,14]		150	150
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 11/25/2035[14]		1,712	995
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 4.007% 6/25/2047[7,14]		960	820
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[8,14]		10,639	9,564
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[14]		285	274
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[8,14]		5,610	6,077

The Income Fund of America	41

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[8,14]	USD	6,112	$6,464
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[8,14]		1,884	1,984
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[8,14]		2,128	2,087
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 7/25/2051[7,8,14]		6,659	5,375
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 8/25/2051[7,8,14]		6,220	5,021
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[7,8,14]		6,470	5,219
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[7,8,14]		2,810	2,268
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[7,8,14]		7,151	5,773
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.219% 9/25/2042[7,8,14]		1,845	1,855
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[8,14]		6,190	5,473
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[7,8,14]		1,246	1,006
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.426% 5/25/2036[7,14]		1,239	1,080
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 8/25/2050[7,8,14]		581	514
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[7,8,14]		1,062	989
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 6.262% 11/25/2055[7,8,11,14]		6,060	5,998
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[7,8,14]		5,418	4,360
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[8,14]		2,731	2,494
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2/25/2048[7,8,14]		159	147
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 4.168% 5/25/2036[7,14]		1,101	710
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[8,14]		7,374	6,778
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[2,8]		10,004	8,849
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[8,9,14]		2,044	2,022
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[8,9,14]		8,045	8,057
VM Fund I, LLC 8.625% 1/15/2028[2,8]		16,924	16,670
			133,805

Total mortgage-backed obligations			4,783,116

U.S. Treasury bonds & notes 2.35%
U.S. Treasury 2.24%
U.S. Treasury 6.25% 8/15/2023		7,100	7,103
U.S. Treasury 0.125% 8/31/2023		90	90
U.S. Treasury 3.25% 8/31/2024		135,693	132,698
U.S. Treasury 4.25% 12/31/2024		250,000	246,661
U.S. Treasury 3.875% 3/31/2025		11,648	11,423
U.S. Treasury 4.625% 6/30/2025		19,018	18,908
U.S. Treasury 4.00% 2/15/2026		213,315	209,882
U.S. Treasury 3.625% 5/15/2026		7,041	6,866
U.S. Treasury 2.75% 4/30/2027		1,000	945
U.S. Treasury 3.875% 12/31/2027[16]		245,000	241,157
U.S. Treasury 3.625% 3/31/2028		72	70
U.S. Treasury 3.625% 5/31/2028		486,153	474,295
U.S. Treasury 4.00% 2/28/2030		153,328	152,264
U.S. Treasury 4.00% 7/31/2030		30,273	30,141
U.S. Treasury 1.625% 5/15/2031		31,156	26,294
U.S. Treasury 4.125% 11/15/2032		238,060	240,578
U.S. Treasury 3.375% 5/15/2033		210,252	200,310
U.S. Treasury 1.375% 11/15/2040[16]		74,317	48,581
U.S. Treasury 1.75% 8/15/2041		17,045	11,740
U.S. Treasury 2.00% 11/15/2041		11,924	8,549
U.S. Treasury 2.375% 2/15/2042[16]		47,717	36,360
U.S. Treasury 3.875% 5/15/2043		37,693	35,974
U.S. Treasury 2.875% 11/15/2046		27,970	22,443
U.S. Treasury 2.875% 5/15/2049		25,000	20,073
U.S. Treasury 2.00% 2/15/2050		20,000	13,303
U.S. Treasury 2.375% 5/15/2051		2,224	1,604
U.S. Treasury 2.00% 8/15/2051		1,710	1,129

42	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.00% 11/15/2052	USD	20,448	$20,416
U.S. Treasury 3.625% 2/15/2053[16]		515,902	480,509
U.S. Treasury 3.625% 5/15/2053		676	630
			2,700,996

U.S. Treasury inflation-protected securities 0.11%
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[17]		44,937	43,120
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[17]		47,255	45,284
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[17]		6,329	6,013
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[17]		33,386	31,300
U.S. Treasury Inflation-Protected Security 0.25% 7/15/2029[17]		5,053	4,636
			130,353

Total U.S. Treasury bonds & notes			2,831,349

Asset-backed obligations 1.18%
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[8,14]		815	787
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.076% 7/25/2036[7,8,14]		11,606	11,708
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD CME Term SOFR + 1.212%) 6.52% 1/15/2030[7,8,14]		6,677	6,642
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD CME Term SOFR + 1.212%) 6.52% 10/16/2030[7,8,14]		6,161	6,108
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 6/15/2026[8,14]		401	400
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 3/15/2027[8,14]		601	596
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 3/15/2027[8,14]		1,201	1,163
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 11/15/2027[8,14]		4,009	3,945
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 11/15/2027[8,14]		2,531	2,384
American Express Credit Account Master Trust, Series 2018-9, Class A, (1-month USD CME Term SOFR + 0.494%) 5.716% 4/15/2026[7,14]		20,000	20,005
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[14]		27,949	27,165
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[14]		8,143	8,141
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[14]		3,042	2,885
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[14]		3,382	3,107
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[14]		7,972	7,205
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD CME Term SOFR + 1.182%) 6.527% 1/22/2028[7,8,14]		6,147	6,124
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-1A, Class A, 3.70% 9/20/2024[8,14]		557	556
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[8,14]		9,400	9,324
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[8,14]		3,125	2,968
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class D, 3.34% 8/20/2026[8,14]		8,500	7,620
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[8,14]		5,663	5,151
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[8,14]		1,453	1,340
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 4.25% 2/20/2027[8,14]		4,605	4,305
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[8,14]		29,959	26,405
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[8,14]		1,699	1,489
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[8,14]		551	480
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027[8,14]		5,000	4,316

The Income Fund of America	43

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[8,14]	USD	10,793	$10,766
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[8,14]		22,141	22,168
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[14]		14,798	14,755
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.262%) 6.379% 11/20/2030[7,8,14]		18,438	18,308
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[8,14]		681	636
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[8,14]		7,617	6,584
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[8,14]		1,252	1,037
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[14]		8,812	8,790
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[14]		313	288
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[14]		307	282
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[14]		737	709
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[14]		1,948	1,787
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[8,14]		11,776	9,936
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[8,14]		7,198	5,909
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[8,14]		14,034	11,087
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[8,14]		1,880	1,712
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 6.589% 7/27/2030[7,8,14]		13,714	13,659
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[8,14]		23,958	21,602
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[8,14]		5,836	4,921
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[8,14]		5,327	4,782
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[8,14]		567	472
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[8,14]		15,080	13,151
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[8,14]		2,847	2,424
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[8,14]		23,129	22,723
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[8,14]		19,138	18,809
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, (1-month USD CME Term SOFR + 0.734%) 6.026% 4/22/2026[7,14]		9,919	9,943
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[8,14]		3,274	2,843
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[8,14]		1,372	1,196
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[8,14]		8,554	7,452
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[8,14]		15,538	13,293
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[8,14]		603	510
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 9/15/2026[8,14]		78	77
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[8,14]		883	852
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 5.476% 1/15/2037[7,14]		251	226
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 5.486% 2/15/2037[7,14]		435	406
Discover Card Execution Note Trust, Series 2018-A6, Class A6, (3-month USD CME Term SOFR + 0.504%) 5.726% 3/15/2026[7,14]		26,000	26,010
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 10/15/2026[14]		6,593	6,564
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 6/15/2027[14]		3,852	3,793
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[14]		6,079	5,731
DriveTime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2/18/2025[8,14]		212	212
DriveTime Auto Owner Trust, Series 2019-3, Class D, 2.96% 4/15/2025[8,14]		830	825
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[8,14]		1,210	1,186
DriveTime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 10/15/2026[8,14]		1,003	982
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[8,14]		9,150	9,148
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[8,14]		671	624
DriveTime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 1/15/2027[8,14]		509	507
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[8,14]		1,847	1,794
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[8,14]		1,247	1,166
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[8,14]		7,873	7,850
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.55% 4/15/2028[7,8,14]		15,783	15,705
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[8,14]		1,489	1,288
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[8,14]		8,436	8,237
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[8,14]		3,349	3,233
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[8,14]		9,600	9,412
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[8,14]		11,497	11,473

44	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 3/17/2025[8,14]	USD	1,965	$1,954
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 7/15/2025[14]		24	24
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 8/15/2025[8,14]		2,437	2,413
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[14]		1,455	1,454
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 12/15/2025[8,14]		877	860
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[14]		4,217	4,133
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[14]		1,786	1,752
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[14]		8,065	7,501
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[14]		1,013	1,012
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[14]		3,484	3,415
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[14]		1,839	1,838
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[8,14]		1,014	1,033
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[8,14]		10,035	9,070
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[8,14]		4,215	3,983
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[8,14]		5,359	5,363
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[8,14]		5,634	5,581
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[8,14]		3,650	3,516
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[8,14]		23,146	21,880
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[8,14]		3,588	3,149
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[8,14]		1,475	1,255
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[8,14]		112	92
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[8,14]		8,345	7,447
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[8,14]		15,208	13,596
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[8,14]		24,882	21,423
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[8,14]		21,471	18,598
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[8,14]		2,015	1,717
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD CME Term SOFR + 1.332%) 6.642% 1/18/2031[7,8,14]		4,878	4,863
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[2,8,14]		10,370	10,370
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[8,14]		22,756	21,423
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[8,14]		3,534	3,323
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[8,14]		1,744	1,635
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[8,14]		15,340	14,645
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[8,14]		18,858	16,531
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[8,14]		3,369	2,959
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[8,14]		1,850	1,606
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[8,14]		8,300	7,310
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[8,14]		7,264	6,748
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[14]		2,696	2,687
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[14]		2,567	2,553
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[8,14]		1,388	1,373
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.595% 7/21/2030[7,8,14]		21,369	21,296
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD CME Term SOFR + 1.412%) 6.72% 4/15/2029[7,8,14]		5,584	5,561
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[8,14]		13,019	12,865
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[8,14]		6,950	6,910
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[8,14]		7,415	6,410
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[8,14]		9,946	8,559
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[8,14]		17,565	15,357
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[8,14]		14,937	13,300
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[8,14]		8,285	7,365
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[8,14]		14,517	12,934
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[8,14]		64,437	55,349
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.583% 7/25/2030[7,8,14]		6,529	6,487
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.688% 7/20/2031[7,8,14]		5,450	5,423
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.488% 4/20/2029[7,8,14]		677	673
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.37% 10/15/2029[7,8,14]		14,396	14,259
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.97% 10/15/2029[7,8,14]		8,409	8,251
Palmer Square Loan Funding, CLO, Series 2022-5, Class A1, (3-month USD CME Term SOFR + 1.56%) 6.868% 1/15/2031[7,8,14]		17,536	17,476

The Income Fund of America	45

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[8,14]	USD	4,091	$3,968
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[8,14]		431	418
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[8,14]		13,351	13,213
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[14]		4,926	4,648
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 7.776% 1/20/2031[7,8,14]		18,344	18,370
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 8/15/2025[8,14]		1,850	1,837
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 6.51% 10/15/2030[7,8,14]		17,444	17,318
Santander Drive Auto Receivables Trust, Series 2022-5, Class A2, 3.98% 1/15/2025[14]		1,139	1,138
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 7/15/2025[14]		412	411
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 12/15/2025[14]		5,307	5,282
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[14]		2,405	2,404
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 6/15/2026[14]		3,993	3,944
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[14]		8,984	8,909
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[14]		4,051	3,955
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[14]		2,542	2,490
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[14]		4,938	4,687
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/2027[14]		4,386	4,316
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[14]		3,708	3,472
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[14]		2,374	2,315
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[8,14]		8,246	8,226
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030[8,14]		1,034	1,031
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031[8,14]		1,637	1,631
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[8,14]		7,826	6,843
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[8,14]		1,440	1,224
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[8,14]		9,583	8,317
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[8,14]		14,858	13,354
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[8,14]		7,332	5,947
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[8,14]		4,837	4,387
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[8,14]		4,663	4,154
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 7.476% 10/20/2031[7,8,14]		13,630	13,661
Stratus Static CLO, Ltd., Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.05%) 8.376% 10/20/2031[7,8,14]		5,706	5,732
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[8,14]		4,199	3,835
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[8,14]		4,319	3,802
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[8,14]		6,216	5,661
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[8,14]		6,201	5,458
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[8,14]		12,081	10,255
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2/20/2046[8,14]		520	437
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[8,14]		15,920	13,682
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[8,14]		6,783	5,893
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[8,14]		5,362	4,477
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[8,14]		193	159
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[8,14]		18,828	17,460
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[8,14]		8,554	8,518
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[8,14]		23,607	20,411
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[8,14]		12,374	10,467
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[8,14]		490	406
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[14]		19,090	18,932
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[9,14]		17,018	16,720
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[8,14]		20,266	20,082
Westlake Automobile Receivables Trust, Series 2022-3, Class A2, 5.24% 7/15/2025[8,14]		8,764	8,745
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 11/17/2025[8,14]		1,796	1,777
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[8,14]		6,549	6,320
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[8,14]		4,244	4,230
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 7/15/2026[8,14]		4,504	4,455
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[8,14]		6,654	6,390
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[8,14]		10,868	10,865
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[8,14]		4,413	4,108
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[8,14]		8,177	8,184

46	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027[8,14]	USD	2,924	$2,789
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[8,14]		1,754	1,737
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[14]		17,652	17,464
			1,424,035

Municipals 0.29%
California 0.01%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026		2,170	1,985
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027		3,010	2,697
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034		785	637
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 6/1/2042		1,855	1,393
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 6/1/2046		3,495	3,211
			9,923

Guam 0.00%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 10/1/2036		400	317
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 10/1/2043		525	394
			711

Illinois 0.23%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029		28,045	27,906
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 12/1/2039		120	120
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039		54,555	51,305
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040		11,385	10,746
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025		23,140	20,738
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2026		110	114
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2026		100	103
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2028		650	688
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2028		800	846
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2029		300	317
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2029		550	580
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2030		220	226
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2030		200	211
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 12/1/2031		100	102
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2031		350	370
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2032		350	369
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2033		200	211
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2036		100	101
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 12/1/2044		140	138

The Income Fund of America	47

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals (continued)
Illinois (continued)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2046	USD	390	$383
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042		190	187
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2031		350	246
G.O. Bonds, Series 2013-B, 4.91% 4/1/2027		3,230	3,190
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033		155,890	152,655
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035		3,484	3,622
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 6.725% 4/1/2035		4,154	4,338
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 7/1/2035		300	321
			280,133

New York 0.01%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 3/15/2026 (escrowed to maturity)		4,635	4,196
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028		7,675	6,694
			10,890

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031		27,615	23,586

Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034		22,660	21,025

Total municipals			346,268

Bonds & notes of governments & government agencies outside the U.S. 0.09%
Abu Dhabi (Emirate of) 2.50% 4/16/2025[8]		7,800	7,465
Abu Dhabi (Emirate of) 3.125% 4/16/2030[8]		7,800	7,234
Abu Dhabi (Emirate of) 1.70% 3/2/2031[8]		1,700	1,414
Abu Dhabi (Emirate of) 3.875% 4/16/2050[8]		5,350	4,501
Colombia (Republic of) 7.50% 2/2/2034		8,970	9,081
European Investment Bank 0.75% 10/26/2026		9,910	8,799
Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050[8]		1,510	1,362
Morocco (Kingdom of) 3.00% 12/15/2032[8]		6,000	4,839
Morocco (Kingdom of) 4.00% 12/15/2050[8]		6,000	4,137
OMERS Finance Trust 3.50% 4/19/2032[8]		7,941	7,240
OMERS Finance Trust 4.00% 4/19/2052[8]		7,941	6,453
Panama (Republic of) 3.298% 1/19/2033		7,940	6,649
Panama (Republic of) 4.50% 1/19/2063		2,065	1,535
Peru (Republic of) 1.862% 12/1/2032		8,550	6,526
Peru (Republic of) 2.78% 12/1/2060		12,800	7,744
Swedish Export Credit Corp. 3.625% 9/3/2024		11,420	11,172
United Mexican States 2.659% 5/24/2031		9,162	7,640
United Mexican States 4.875% 5/19/2033		3,900	3,743
United Mexican States 6.338% 5/4/2053		1,125	1,150
United Mexican States 3.771% 5/24/2061		5,180	3,539
			112,223

Total bonds, notes & other debt instruments (cost: $31,095,050,000)			28,942,909

Short-term securities 7.17%		Shares
Money market investments 7.11%
Capital Group Central Cash Fund 5.26%[4,18]		85,608,760	8,560,020

48	The Income Fund of America

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 5.26%[4,18,19]	366,636	$36,660
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.18%[18,19]	8,071,176	8,071
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.15%[18,19]	4,900,000	4,900
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.15%[18,19]	4,900,000	4,900
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.16%[18,19]	4,900,000	4,900
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.19%[18,19]	3,500,000	3,500
Fidelity Investments Money Market Government Portfolio, Class I 5.16%[18,19]	2,800,000	2,800
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.15%[18,19]	2,800,000	2,800
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19%[18,19]	2,800,000	2,800
		71,331

Total short-term securities (cost: $8,630,616,000)		8,631,351
Total investment securities 101.57% (cost: $99,531,184,000)		122,194,052
Other assets less liabilities (1.57)%		(1,894,388)

Net assets 100.00%		$120,299,664

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 7/31/2023 (000)
3 Month SOFR Futures	Short	18,420	3/19/2024	USD	(4,357,481)	$2,240
2 Year U.S. Treasury Note Futures	Long	11,409	9/29/2023		2,316,383	(10,291)
5 Year U.S. Treasury Note Futures	Long	39,682	9/29/2023		4,238,844	(23,428)
10 Year U.S. Treasury Note Futures	Long	8,627	9/20/2023		961,102	(7,381)
10 Year Ultra U.S. Treasury Note Futures	Short	1,484	9/20/2023		(173,605)	1,133
20 Year U.S. Treasury Bond Futures	Short	1,062	9/20/2023		(132,153)	2,449
30 Year Ultra U.S. Treasury Bond Futures	Long	666	9/20/2023		88,058	(2,516)
						$(37,794)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium	Unrealized (depreciation) appreciation
	Payment		Payment	Expiration	amount		7/31/2023	paid	at 7/31/2023
Rate	frequency	Rate	frequency	date	(000)		(000)	(000)	(000)
4.1645%	Annual	SOFR	Annual	1/24/2025	USD	7,898	$(108)	$—	$(108)
SOFR	Annual	3.2015%	Annual	1/19/2033		8,814	355	—	355
SOFR	Annual	3.1205%	Annual	1/20/2033		105,350	4,916	—	4,916
SOFR	Annual	3.16653%	Annual	1/24/2033		108,884	4,687	—	4,687
SOFR	Annual	3.18606%	Annual	1/24/2033		100,671	4,179	—	4,179
							$14,029	$—	$14,029

The Income Fund of America	49

Swap contracts (continued)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 7/31/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 7/31/2023 (000)
CDX.NA.HY.40	5.00%	Quarterly	6/20/2028	USD26,205	$(927)	$(502)	$(425)
CDX.NA.IG.40	1.00%	Quarterly	6/20/2028	96,555	(1,557)	(527)	(1,030)
					$(2,484)	$(1,029)	$(1,455)

Investments in affiliates4

						Net
	Value of				Net	unrealized	Value of
	affiliates at				realized	(depreciation)	affiliates at	Dividend
	8/1/2022	Additions	Reductions		loss	appreciation	7/31/2023	income
	(000)	(000)	(000)		(000)	(000)	(000)	(000)
Common stocks 1.27%
Consumer staples 0.01%
Viva Wine Group AB	$20,068	$23,696	$21,863		$—	$(9,055)	$12,846	$670

Health care 0.05%
Rotech Healthcare, Inc.[2,5,6]	55,404	—	—		—	1,629	57,033	—

Industrials 0.18%
ManpowerGroup, Inc.	213,497	—	—		—	1,280	214,777	7,706

Consumer discretionary 0.15%
Domino’s Pizza Group PLC	107,070	—	—		—	29,673	136,743	3,798
Puuilo OYJ	27,975	—	—		—	17,065	45,040	1,827
Lumi Gruppen AS20	3,793	—	1,617		(9,426)	7,250	—	—
							181,783

Utilities 0.88%
Brookfield Infrastructure Partners, LP	1,088,574	96,309	—		—	(124,322)	1,060,561	43,229
Total common stocks							1,527,000

Short-term securities 7.14%
Money market investments 7.11%
Capital Group Central Cash Fund 5.26%[18]	13,287,019	13,781,173	18,512,608		(51)	4,487	8,560,020	432,967
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 5.26%[18,19]	179,877		143,217	[21]			36,660	—	[22]
Total short-term securities							8,596,680
Total 8.41%					$(9,477)	$(71,993)	$10,123,680	$490,197

Restricted securities6

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[2,4,5]	11/26/2014	$19,660	$57,033	.05%
Ascent Resources - Utica, LLC, Class A2,5	4/25/2016-11/15/2016	56,848	36,371	.03
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,9]	6/23/2023	11,064	11,626	.01
Total		$87,572	$105,030	.09%

50	The Income Fund of America

[1]	All or a portion of this security was on loan. The total value of all such securities was $90,740,000, which represented .08% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[5]	Security did not produce income during the last 12 months.
[6]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $105,030,000, which represented .09% of the net assets of the fund.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,131,323,000, which represented 9.25% of the net assets of the fund.
[9]	Step bond; coupon rate may change at a later date.
[10]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $498,663,000, which represented .41% of the net assets of the fund.
[11]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[12]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[13]	Scheduled interest and/or principal payment was not received.
[14]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[15]	Purchased on a TBA basis.
[16]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $122,180,000, which represented .10% of the net assets of the fund.
[17]	Index-linked bond whose principal amount moves with a government price index.
[18]	Rate represents the seven-day yield at 7/31/2023.
[19]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[20]	Affiliated issuer during the reporting period but no longer held at 7/31/2023.
[21]	Represents net activity. Refer to Note 5 for more information on securities lending.
[22]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

Assn. = Association

Auth. = Authority

CAD = Canadian dollars

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

GBP = British pounds

ICE = Intercontinental Exchange, Inc.

LIBOR = London Interbank Offered Rate

PIK = Payment In Kind

Ref. = Refunding

REIT = Real Estate Investment Trust

Rev. = Revenue

SDR = Swedish Depositary Receipts

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

The Income Fund of America	51

Financial statements

Statement of assets and liabilities
at July 31, 2023	(dollars in thousands)

Assets:
Investment securities, at value (includes $90,740 of investment securities on loan):
Unaffiliated issuers (cost: $89,659,652)	$112,070,372
Affiliated issuers (cost: $9,871,532)	10,123,680	$122,194,052
Cash		10,394
Cash denominated in currencies other than U.S. dollars (cost: $18,542)		18,519
Unrealized appreciation on unfunded commitments		13
Receivables for:
Sales of investments	4,054,965
Sales of fund’s shares	52,028
Dividends and interest	594,937
Securities lending income	5
Variation margin on futures contracts	4,938
Variation margin on centrally cleared swap contracts	171
Other	3,582	4,710,626
		126,933,604
Liabilities:
Collateral for securities on loan		71,331
Payables for:
Purchases of investments	6,434,940
Repurchases of fund’s shares	73,608
Investment advisory services	20,163
Services provided by related parties	22,635
Trustees’ deferred compensation	4,620
Variation margin on futures contracts	539
Variation margin on centrally cleared swap contracts	547
Other	5,557	6,562,609
Net assets at July 31, 2023		$120,299,664

Net assets consist of:
Capital paid in on shares of beneficial interest		$95,699,101
Total distributable earnings		24,600,563
Net assets at July 31, 2023		$120,299,664

Refer to the notes to financial statements.

52	The Income Fund of America

Financial statements (continued)

Statement of assets and liabilities at July 31, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (5,177,545 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$76,008,540	3,269,561		$23.25
Class C	1,782,603	77,956		22.87
Class T	10	—	*	23.25
Class F-1	2,176,078	93,919		23.17
Class F-2	12,953,852	557,892		23.22
Class F-3	5,178,767	222,912		23.23
Class 529-A	1,809,278	78,050		23.18
Class 529-C	57,863	2,503		23.12
Class 529-E	54,165	2,346		23.09
Class 529-T	15	1		23.25
Class 529-F-1	12	1		23.17
Class 529-F-2	144,819	6,229		23.25
Class 529-F-3	13	1		23.25
Class R-1	63,812	2,766		23.07
Class R-2	353,053	15,421		22.89
Class R-2E	35,895	1,549		23.17
Class R-3	671,753	29,039		23.13
Class R-4	772,494	33,307		23.19
Class R-5E	176,254	7,596		23.20
Class R-5	198,015	8,518		23.25
Class R-6	17,862,373	767,978		23.26

*	Amount less than one thousand.

Refer to the notes to financial statements.

The Income Fund of America	53

Financial statements (continued)

Statement of operations
for the year ended July 31, 2023	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $70,707; also includes $490,197 from affiliates)	$3,563,505
Interest from unaffiliated issuers	1,399,077
Securities lending income (net of fees)	7,383	$4,969,965
Fees and expenses*:
Investment advisory services	266,872
Distribution services	227,739
Transfer agent services	67,736
Administrative services	35,417
529 plan services	1,235
Reports to shareholders	2,315
Registration statement and prospectus	1,626
Trustees’ compensation	1,025
Auditing and legal	463
Custodian	2,646
Other	470	607,544
Net investment income		4,362,421

Net realized loss and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	184,315
Affiliated issuers	(9,477)
Futures contracts	(269,041)
Forward currency contracts	11,773
Swap contracts	(94,095)
Currency transactions	(170)	(176,695)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	1,123,205
Affiliated issuers	(71,993)
Futures contracts	(72,251)
Forward currency contracts	(5,014)
Swap contracts	31,747
Currency translations	5,729	1,011,423
Net realized loss and unrealized appreciation		834,728

Net increase in net assets resulting from operations		$5,197,149

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

54	The Income Fund of America

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Year ended July 31,
	2023	2022
Operations:
Net investment income	$4,362,421	$4,135,492
Net realized (loss) gain	(176,695)	4,350,957
Net unrealized appreciation (depreciation)	1,011,423	(10,357,644)
Net increase (decrease) in net assets resulting from operations	5,197,149	(1,871,195)

Distributions paid to shareholders	(8,135,368)	(8,514,409)

Net capital share transactions	2,210,884	4,896,612

Total decrease in net assets	(727,335)	(5,488,992)

Net assets:
Beginning of year	121,026,999	126,515,991
End of year	$120,299,664	$121,026,999

Refer to the notes to financial statements.

The Income Fund of America	55

Notes to financial statements

1. Organization

The Income Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

56	The Income Fund of America

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

The Income Fund of America	57

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of July 31, 2023 (dollars in thousands):

58	The Income Fund of America

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$13,591,682	$—	—	*	$13,591,682
Consumer staples	11,921,936	—	—		11,921,936
Health care	11,788,937	—	57,033		11,845,970
Industrials	7,821,561	—	—		7,821,561
Energy	7,434,205	—	43,888		7,478,093
Information technology	7,164,574	—	—		7,164,574
Real estate	5,920,471	—	—		5,920,471
Consumer discretionary	5,460,494	9,624	—		5,470,118
Utilities	5,373,780	—	—		5,373,780
Communication services	4,290,087	—	—		4,290,087
Materials	3,335,801	—	—		3,335,801
Preferred securities	227,677	—	3,474		231,151
Rights & warrants	—	1,006	—	*	1,006
Convertible stocks	163,394	—	—		163,394
Convertible bonds & notes	—	10,168	—		10,168
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	—	19,415,626	30,292		19,445,918
Mortgage-backed obligations	—	4,757,597	25,519		4,783,116
U.S. Treasury bonds & notes	—	2,831,349	—		2,831,349
Asset-backed obligations	—	1,413,665	10,370		1,424,035
Municipals	—	346,268	—		346,268
Bonds & notes of governments & government agencies outside the U.S.	—	112,223	—		112,223
Short-term securities	8,631,351	—	—		8,631,351
Total	$93,125,950	$28,897,526	$170,576		$122,194,052

	Other investments†
	Level 1	Level 2	Level 3		Total

Assets:
Unrealized appreciation on futures contracts	$5,822	$—	$—		$5,822
Unrealized appreciation on centrally cleared interest rate swaps	—	14,137	—		14,137
Liabilities:
Unrealized depreciation on futures contracts	(43,616)	—	—		(43,616)
Unrealized depreciation on centrally cleared interest rate swaps	—	(108)	—		(108)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,455)	—		(1,455)
Total	$(37,794)	$12,574	$—		$(25,220)

*	Amount less than one thousand.
†	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline –sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

The Income Fund of America	59

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities which may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

60	The Income Fund of America

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of July 31, 2023, the total value of securities on loan was $90,740,000, and the total value of collateral received was $94,496,000. Collateral received includes cash of $71,331,000 and U.S. government securities of $23,165,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of July 31, 2023, the fund’s maximum exposure of unfunded bond commitments was $11,178,000, which would represent less than .01% of the net assets of the fund should such commitments become due. Unrealized appreciation of $13,000 is disclosed as unrealized appreciation on unfunded commitments in the fund’s statement of assets and liabilities and is included in net unrealized appreciation on investments in unaffiliated issuers in the fund’s statement of operations.

The Income Fund of America	61

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $9,426,450,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. As of July 31, 2023, the fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held was $186,840,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

62	The Income Fund of America

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $1,456,822,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $939,174,000.

The Income Fund of America	63

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, July 31, 2023 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$5,822	Unrealized depreciation*	$43,616
Swap (centrally cleared)	Interest	Unrealized appreciation*	14,137	Unrealized depreciation*	108
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	1,455
			$19,959		$45,179

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(269,041)	Net unrealized depreciation on futures contracts	$(72,251)
Forward currency	Currency	Net realized gain on forward currency contracts	11,773	Net unrealized depreciation on forward currency contracts	(5,014)
Swap	Interest	Net realized loss on swap contracts	(20,095)	Net unrealized appreciation on swap contracts	14,029
Swap	Credit	Net realized loss on swap contracts	(74,000)	Net unrealized appreciation on swap contracts	17,718
			$(351,363)		$(45,518)

*	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended July 31, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

64	The Income Fund of America

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended July 31, 2023, the fund recognized $1,061,000 in reclaims (net of $157,000 in fees and the effect of realized gain or loss from currency translations) and $22,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended July 31, 2023, the fund reclassified $19,665,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of July 31, 2023, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$2,005,184
Capital loss carryforward*	(152,485)
Gross unrealized appreciation on investments	26,172,980
Gross unrealized depreciation on investments	(3,413,941)
Net unrealized appreciation on investments	22,759,039
Cost of investments	99,410,822

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Year ended July 31, 2023						Year ended July 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$2,534,100		$2,636,411		$5,170,511		$2,381,084		$3,111,969		$5,493,053
Class C	52,758		71,660		124,418		55,874		100,545		156,419
Class T	—	†	—	†	—	†	—	†	—	†	—	†
Class F-1	73,828		78,844		152,672		72,699		98,385		171,084
Class F-2	444,983		432,771		877,754		395,103		476,920		872,023
Class F-3	182,195		173,874		356,069		155,715		181,655		337,370
Class 529-A	59,824		62,982		122,806		56,284		74,403		130,687
Class 529-C	1,618		2,253		3,871		1,710		3,189		4,899
Class 529-E	1,698		1,935		3,633		1,628		2,378		4,006
Class 529-T	1		1		2		1		1		2
Class 529-F-1	—	†	—	†	—	†	—	†	—	†	—	†
Class 529-F-2	4,836		4,585		9,421		3,986		4,783		8,769
Class 529-F-3	—	†	—	†	—	†	—	†	—	†	—	†
Class R-1	1,688		2,300		3,988		1,539		2,762		4,301
Class R-2	9,297		12,494		21,791		8,533		15,271		23,804
Class R-2E	1,037		1,286		2,323		956		1,506		2,462
Class R-3	20,849		24,364		45,213		20,260		30,261		50,521
Class R-4	26,112		27,609		53,721		25,053		33,177		58,230
Class R-5E	5,807		5,672		11,479		5,026		6,162		11,188
Class R-5	10,308		10,837		21,145		10,490		12,596		23,086
Class R-6	598,030		556,521		1,154,551		532,394		630,111		1,162,505
Total	$4,028,969		$4,106,399		$8,135,368		$3,728,335		$4,786,074		$8,514,409

†	Amount less than one thousand.

The Income Fund of America	65

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.121% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, based on a rate of 2.25% of the fund’s monthly gross income. For the year ended July 31, 2023, the investment advisory services fees were $266,872,000, which were equivalent to an annualized rate of 0.226% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of July 31, 2023, unreimbursed expenses subject to reimbursement totaled $9,918,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

66	The Income Fund of America

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended July 31, 2023, the 529 plan services fees were $1,235,000, which were equivalent to 0.060% of the average daily net assets of each 529 share class.

For the year ended July 31, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$188,756	$45,475		$22,651		Not applicable
Class C	19,608	1,197		591		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	5,388	2,856		669		Not applicable
Class F-2	Not applicable	13,478		3,757		Not applicable
Class F-3	Not applicable	33		1,490		Not applicable
Class 529-A	4,200	975		540		$1,082
Class 529-C	630	35		19		38
Class 529-E	273	14		16		33
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	37		41		82
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	645	59		19		Not applicable
Class R-2	2,649	1,213		106		Not applicable
Class R-2E	215	73		11		Not applicable
Class R-3	3,413	1,008		206		Not applicable
Class R-4	1,962	786		235		Not applicable
Class R-5E	Not applicable	254		50		Not applicable
Class R-5	Not applicable	133		87		Not applicable
Class R-6	Not applicable	110		4,929		Not applicable
Total class-specific expenses	$227,739	$67,736		$35,417		$1,235

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,025,000 in the fund’s statement of operations reflects $571,000 in current fees (either paid in cash or deferred) and a net increase of $454,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended July 31, 2023, the fund engaged in such purchase and sale transactions with related funds in the amounts of $765,430,000 and $560,102,000, respectively, which generated $4,074,000 of net realized gains from such sales.

The Income Fund of America	67

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended July 31, 2023.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions			Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended July 31, 2023

Class A	$3,604,318	157,256	$5,057,994	220,359		$(8,825,031)	(386,025)	$(162,719)	(8,410)
Class C	180,057	7,975	123,100	5,441		(693,781)	(30,774)	(390,624)	(17,358)
Class T	—	—	—	—		—	—	—	—
Class F-1	101,531	4,382	150,363	6,572		(367,052)	(16,106)	(115,158)	(5,152)
Class F-2	2,510,615	109,947	843,492	36,819		(2,754,827)	(120,646)	599,280	26,120
Class F-3	1,099,304	48,071	352,446	15,381		(1,000,877)	(43,805)	450,873	19,647
Class 529-A	150,183	6,565	122,763	5,364		(286,985)	(12,503)	(14,039)	(574)
Class 529-C	13,152	576	3,868	169		(28,410)	(1,240)	(11,390)	(495)
Class 529-E	5,322	234	3,632	159		(11,144)	(488)	(2,190)	(95)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	—	—	1	1		—	—	1	1
Class 529-F-2	32,935	1,436	9,410	411		(25,303)	(1,101)	17,042	746
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class R-1	9,350	413	3,988	175		(15,720)	(689)	(2,382)	(101)
Class R-2	53,694	2,382	21,776	962		(81,380)	(3,620)	(5,910)	(276)
Class R-2E	5,555	244	2,323	101		(7,900)	(346)	(22)	(1)
Class R-3	107,648	4,720	45,104	1,973		(191,175)	(8,379)	(38,423)	(1,686)
Class R-4	110,553	4,826	53,697	2,345		(184,987)	(8,133)	(20,737)	(962)
Class R-5E	26,054	1,148	11,479	501		(17,290)	(759)	20,243	890
Class R-5	27,931	1,224	21,096	919		(156,665)	(6,924)	(107,638)	(4,781)
Class R-6	1,798,756	79,107	1,153,108	50,267		(957,189)	(41,618)	1,994,675	87,756
Total net increase (decrease)	$9,836,958	430,506	$7,979,642	347,919		$(15,605,716)	(683,156)	$2,210,884	95,269

Refer to the end of the table for footnotes.

68	The Income Fund of America

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended July 31, 2022

Class A	$4,830,451	191,918	$5,372,610	215,676		$(8,105,210)	(322,218)	$2,097,851	85,376
Class C	279,345	11,231	154,852	6,295		(794,138)	(31,978)	(359,941)	(14,452)
Class T	—	—	—	—		—	—	—	—
Class F-1	89,769	3,576	168,566	6,784		(379,542)	(15,113)	(121,207)	(4,753)
Class F-2	2,800,552	111,603	839,636	33,786		(2,224,438)	(88,814)	1,415,750	56,575
Class F-3	1,041,311	41,338	334,976	13,476		(846,178)	(33,630)	530,109	21,184
Class 529-A	180,280	7,171	130,662	5,260		(268,561)	(10,676)	42,381	1,755
Class 529-C	15,533	619	4,898	197		(36,918)	(1,465)	(16,487)	(649)
Class 529-E	6,359	254	4,005	162		(11,689)	(465)	(1,325)	(49)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	27,550	1,100	8,773	353		(19,956)	(789)	16,367	664
Class 529-F-3	—	—	1	1		—	—	1	1
Class R-1	9,602	385	4,300	173		(16,154)	(641)	(2,252)	(83)
Class R-2	68,858	2,773	23,787	966		(100,318)	(4,035)	(7,673)	(296)
Class R-2E	6,836	271	2,462	99		(8,543)	(344)	755	26
Class R-3	125,211	4,995	50,394	2,030		(206,893)	(8,240)	(31,288)	(1,215)
Class R-4	149,919	5,956	58,215	2,342		(263,091)	(10,370)	(54,957)	(2,072)
Class R-5E	23,999	960	11,188	450		(24,391)	(971)	10,796	439
Class R-5	34,505	1,387	23,038	926		(120,463)	(4,661)	(62,920)	(2,348)
Class R-6	1,530,260	60,967	1,161,044	46,644		(1,250,654)	(50,020)	1,440,650	57,591
Total net increase (decrease)	$11,220,340	446,504	$8,353,409	335,620		$(14,677,137)	(584,430)	$4,896,612	197,694

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $91,995,621,000 and $88,693,171,000, respectively, during the year ended July 31, 2023.

The Income Fund of America	69

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
7/31/2023	$23.83	$.83	$.19	$1.02	$(.78)	$(.82)	$(1.60)	$23.25	4.45%	$76,009		.57%		.57%		3.64%
7/31/2022	25.92	.81	(1.18)	(.37)	(.74)	(.98)	(1.72)	23.83	(1.60)	78,105		.56		.56		3.23
7/31/2021	21.88	.75	4.04	4.79	(.75)	—	(.75)	25.92	22.23	82,740		.56		.56		3.11
7/31/2020	22.56	.73	(.17)	.56	(.74)	(.50)	(1.24)	21.88	2.59	71,103		.57		.57		3.32
7/31/2019	23.28	.72	.13	.85	(.69)	(.88)	(1.57)	22.56	4.22	73,594		.56		.56		3.23
Class C:
7/31/2023	23.46	.65	.19	.84	(.61)	(.82)	(1.43)	22.87	3.70	1,783		1.32		1.32		2.88
7/31/2022	25.54	.61	(1.16)	(.55)	(.55)	(.98)	(1.53)	23.46	(2.35)	2,236		1.31		1.31		2.46
7/31/2021	21.57	.56	3.98	4.54	(.57)	—	(.57)	25.54	21.31	2,803		1.31		1.31		2.37
7/31/2020	22.25	.56	(.16)	.40	(.58)	(.50)	(1.08)	21.57	1.82	2,906		1.32		1.32		2.58
7/31/2019	22.98	.54	.13	.67	(.52)	(.88)	(1.40)	22.25	3.41	4,279		1.34		1.34		2.45
Class T:
7/31/2023	23.83	.90	.19	1.09	(.85)	(.82)	(1.67)	23.25	4.77 [5]	—	[6]	.27	[5]	.27	[5]	3.94	[5]
7/31/2022	25.92	.88	(1.19)	(.31)	(.80)	(.98)	(1.78)	23.83	(1.35)[5]	—	[6]	.31	[5]	.31	[5]	3.47	[5]
7/31/2021	21.88	.81	4.04	4.85	(.81)	—	(.81)	25.92	22.52 [5]	—	[6]	.32	[5]	.32	[5]	3.35	[5]
7/31/2020	22.57	.78	(.17)	.61	(.80)	(.50)	(1.30)	21.88	2.81 [5]	—	[6]	.33	[5]	.33	[5]	3.55	[5]
7/31/2019	23.29	.77	.13	.90	(.74)	(.88)	(1.62)	22.57	4.44 [5]	—	[6]	.35	[5]	.35	[5]	3.43	[5]
Class F-1:
7/31/2023	23.75	.82	.18	1.00	(.76)	(.82)	(1.58)	23.17	4.39	2,176		.63		.63		3.57
7/31/2022	25.84	.79	(1.18)	(.39)	(.72)	(.98)	(1.70)	23.75	(1.68)	2,353		.63		.63		3.15
7/31/2021	21.82	.73	4.03	4.76	(.74)	—	(.74)	25.84	22.12	2,683		.63		.63		3.06
7/31/2020	22.50	.72	(.17)	.55	(.73)	(.50)	(1.23)	21.82	2.53	3,365		.63		.63		3.27
7/31/2019	23.22	.70	.13	.83	(.67)	(.88)	(1.55)	22.50	4.15	4,022		.65		.65		3.14
Class F-2:
7/31/2023	23.80	.88	.18	1.06	(.82)	(.82)	(1.64)	23.22	4.66	12,954		.37		.37		3.84
7/31/2022	25.89	.87	(1.19)	(.32)	(.79)	(.98)	(1.77)	23.80	(1.40)	12,656		.36		.36		3.44
7/31/2021	21.86	.80	4.03	4.83	(.80)	—	(.80)	25.89	22.46	12,303		.36		.36		3.31
7/31/2020	22.54	.77	(.16)	.61	(.79)	(.50)	(1.29)	21.86	2.81	9,894		.37		.37		3.52
7/31/2019	23.27	.76	.12	.88	(.73)	(.88)	(1.61)	22.54	4.36	9,425		.39		.39		3.40
Class F-3:
7/31/2023	23.81	.90	.19	1.09	(.85)	(.82)	(1.67)	23.23	4.77	5,179		.26		.26		3.95
7/31/2022	25.90	.89	(1.18)	(.29)	(.82)	(.98)	(1.80)	23.81	(1.30)	4,840		.25		.25		3.54
7/31/2021	21.87	.82	4.04	4.86	(.83)	—	(.83)	25.90	22.57	4,717		.26		.26		3.42
7/31/2020	22.56	.80	(.18)	.62	(.81)	(.50)	(1.31)	21.87	2.88	3,680		.26		.26		3.63
7/31/2019	23.28	.78	.13	.91	(.75)	(.88)	(1.63)	22.56	4.52	3,343		.28		.28		3.50
Class 529-A:
7/31/2023	23.76	.82	.19	1.01	(.77)	(.82)	(1.59)	23.18	4.42	1,809		.61		.61		3.60
7/31/2022	25.85	.80	(1.18)	(.38)	(.73)	(.98)	(1.71)	23.76	(1.64)	1,868		.59		.59		3.19
7/31/2021	21.83	.74	4.02	4.76	(.74)	—	(.74)	25.85	22.14	1,987		.60		.60		3.07
7/31/2020	22.51	.72	(.17)	.55	(.73)	(.50)	(1.23)	21.83	2.55	1,740		.62		.62		3.27
7/31/2019	23.23	.70	.13	.83	(.67)	(.88)	(1.55)	22.51	4.15	1,704		.64		.64		3.15

Refer to the end of the table for footnotes.

70	The Income Fund of America

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
7/31/2023	$23.70	$.64	$.19	$.83	$(.59)	$(.82)	$(1.41)	$23.12	3.62%		$58		1.38%		1.38%		2.82%
7/31/2022	25.78	.61	(1.18)	(.57)	(.53)	(.98)	(1.51)	23.70	(2.40)		71		1.35		1.35		2.41
7/31/2021	21.76	.56	4.02	4.58	(.56)	—	(.56)	25.78	21.26		94		1.33		1.33		2.34
7/31/2020	22.43	.56	(.16)	.40	(.57)	(.50)	(1.07)	21.76	1.79		103		1.36		1.36		2.56
7/31/2019	23.15	.53	.13	.66	(.50)	(.88)	(1.38)	22.43	3.37		271		1.38		1.38		2.41
Class 529-E:
7/31/2023	23.67	.76	.19	.95	(.71)	(.82)	(1.53)	23.09	4.19		54		.85		.85		3.36
7/31/2022	25.76	.74	(1.18)	(.44)	(.67)	(.98)	(1.65)	23.67	(1.89)		58		.83		.83		2.95
7/31/2021	21.75	.68	4.02	4.70	(.69)	—	(.69)	25.76	21.90		64		.83		.83		2.84
7/31/2020	22.43	.67	(.17)	.50	(.68)	(.50)	(1.18)	21.75	2.31		59		.84		.84		3.05
7/31/2019	23.16	.65	.12	.77	(.62)	(.88)	(1.50)	22.43	3.87		64		.86		.86		2.92
Class 529-T:
7/31/2023	23.83	.89	.18	1.07	(.83)	(.82)	(1.65)	23.25	4.71	[5]	—	[6]	.33	[5]	.33	[5]	3.88	[5]
7/31/2022	25.92	.87	(1.19)	(.32)	(.79)	(.98)	(1.77)	23.83	(1.39)[5]		—	[6]	.35	[5]	.35	[5]	3.44	[5]
7/31/2021	21.88	.80	4.04	4.84	(.80)	—	(.80)	25.92	22.47	[5]	—	[6]	.36	[5]	.36	[5]	3.31	[5]
7/31/2020	22.57	.77	(.17)	.60	(.79)	(.50)	(1.29)	21.88	2.75	[5]	—	[6]	.39	[5]	.39	[5]	3.50	[5]
7/31/2019	23.29	.75	.13	.88	(.72)	(.88)	(1.60)	22.57	4.38	[5]	—	[6]	.41	[5]	.41	[5]	3.37	[5]
Class 529-F-1:
7/31/2023	23.75	.86	.19	1.05	(.81)	(.82)	(1.63)	23.17	4.60	[5]	—	[6]	.44	[5]	.44	[5]	3.77	[5]
7/31/2022	25.84	.84	(1.18)	(.34)	(.77)	(.98)	(1.75)	23.75	(1.49)[5]		—	[6]	.43	[5]	.43	[5]	3.36	[5]
7/31/2021	21.82	.78	4.03	4.81	(.79)	—	(.79)	25.84	22.40	[5]	—	[6]	.37	[5]	.37	[5]	3.55	[5]
7/31/2020	22.50	.77	(.16)	.61	(.79)	(.50)	(1.29)	21.82	2.80		94		.38		.38		3.52
7/31/2019	23.23	.75	.13	.88	(.73)	(.88)	(1.61)	22.50	4.36		92		.40		.40		3.39
Class 529-F-2:
7/31/2023	23.83	.89	.18	1.07	(.83)	(.82)	(1.65)	23.25	4.68		145		.35		.35		3.87
7/31/2022	25.92	.87	(1.19)	(.32)	(.79)	(.98)	(1.77)	23.83	(1.39)		131		.35		.35		3.45
7/31/2021[7,8]	21.40	.60	4.54	5.14	(.62)	—	(.62)	25.92	24.24	[9]	125		.36	[10]	.36	[10]	3.24	[10]
Class 529-F-3:
7/31/2023	23.83	.89	.18	1.07	(.83)	(.82)	(1.65)	23.25	4.70		—	[6]	.32		.32		3.88
7/31/2022	25.92	.88	(1.19)	(.31)	(.80)	(.98)	(1.78)	23.83	(1.35)		—	[6]	.31		.31		3.48
7/31/2021[7,8]	21.40	.60	4.55	5.15	(.63)	—	(.63)	25.92	24.28	[9]	—	[6]	.38	[10]	.32	[10]	3.28	[10]
Class R-1:
7/31/2023	23.66	.65	.18	.83	(.60)	(.82)	(1.42)	23.07	3.63		64		1.35		1.35		2.86
7/31/2022	25.73	.61	(1.16)	(.55)	(.54)	(.98)	(1.52)	23.66	(2.33)		68		1.34		1.34		2.44
7/31/2021	21.73	.56	4.01	4.57	(.57)	—	(.57)	25.73	21.26		76		1.34		1.34		2.34
7/31/2020	22.41	.56	(.17)	.39	(.57)	(.50)	(1.07)	21.73	1.75		81		1.36		1.36		2.54
7/31/2019	23.13	.53	.14	.67	(.51)	(.88)	(1.39)	22.41	3.38		99		1.37		1.37		2.41

Refer to the end of the table for footnotes.

The Income Fund of America	71

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income to average net assets[3]
Class R-2:
7/31/2023	$23.49	$.64	$.18	$.82	$(.60)	$(.82)	$(1.42)	$22.89	3.61%	$353	1.36%	1.36%	2.85%
7/31/2022	25.57	.61	(1.17)	(.56)	(.54)	(.98)	(1.52)	23.49	(2.38)	369	1.34	1.34	2.44
7/31/2021	21.60	.55	3.99	4.54	(.57)	—	(.57)	25.57	21.26	409	1.35	1.35	2.33
7/31/2020	22.28	.55	(.16)	.39	(.57)	(.50)	(1.07)	21.60	1.76	385	1.37	1.37	2.52
7/31/2019	23.01	.53	.13	.66	(.51)	(.88)	(1.39)	22.28	3.37	439	1.38	1.38	2.41
Class R-2E:
7/31/2023	23.75	.72	.18	.90	(.66)	(.82)	(1.48)	23.17	3.95	36	1.07	1.07	3.14
7/31/2022	25.83	.69	(1.18)	(.49)	(.61)	(.98)	(1.59)	23.75	(2.08)	37	1.05	1.05	2.73
7/31/2021	21.81	.63	4.02	4.65	(.63)	—	(.63)	25.83	21.62	39	1.06	1.06	2.62
7/31/2020	22.49	.62	(.17)	.45	(.63)	(.50)	(1.13)	21.81	2.06	35	1.07	1.07	2.82
7/31/2019	23.22	.60	.13	.73	(.58)	(.88)	(1.46)	22.49	3.66	36	1.08	1.08	2.71
Class R-3:
7/31/2023	23.72	.75	.18	.93	(.70)	(.82)	(1.52)	23.13	4.07	672	.91	.91	3.30
7/31/2022	25.80	.72	(1.17)	(.45)	(.65)	(.98)	(1.63)	23.72	(1.92)	729	.90	.90	2.88
7/31/2021	21.79	.66	4.02	4.68	(.67)	—	(.67)	25.80	21.78	824	.90	.90	2.78
7/31/2020	22.46	.65	(.15)	.50	(.67)	(.50)	(1.17)	21.79	2.27	792	.92	.92	2.97
7/31/2019	23.19	.63	.13	.76	(.61)	(.88)	(1.49)	22.46	3.80	954	.93	.93	2.86
Class R-4:
7/31/2023	23.78	.82	.18	1.00	(.77)	(.82)	(1.59)	23.19	4.37	772	.61	.61	3.60
7/31/2022	25.86	.80	(1.17)	(.37)	(.73)	(.98)	(1.71)	23.78	(1.61)	815	.60	.60	3.18
7/31/2021	21.84	.74	4.02	4.76	(.74)	—	(.74)	25.86	22.13	940	.60	.60	3.07
7/31/2020	22.52	.72	(.16)	.56	(.74)	(.50)	(1.24)	21.84	2.55	925	.61	.61	3.28
7/31/2019	23.24	.70	.13	.83	(.67)	(.88)	(1.55)	22.52	4.15	1,018	.63	.63	3.16
Class R-5E:
7/31/2023	23.79	.87	.17	1.04	(.81)	(.82)	(1.63)	23.20	4.58	176	.42	.42	3.80
7/31/2022	25.87	.85	(1.17)	(.32)	(.78)	(.98)	(1.76)	23.79	(1.45)	159	.40	.40	3.39
7/31/2021	21.85	.80	4.02	4.82	(.80)	—	(.80)	25.87	22.45	162	.39	.39	3.25
7/31/2020	22.54	.75	(.16)	.59	(.78)	(.50)	(1.28)	21.85	2.73	41	.41	.41	3.45
7/31/2019	23.26	.74	.14	.88	(.72)	(.88)	(1.60)	22.54	4.38	21	.42	.42	3.34
Class R-5:
7/31/2023	23.83	.89	.18	1.07	(.83)	(.82)	(1.65)	23.25	4.72	198	.31	.31	3.89
7/31/2022	25.92	.88	(1.18)	(.30)	(.81)	(.98)	(1.79)	23.83	(1.34)	317	.30	.30	3.48
7/31/2021	21.88	.81	4.04	4.85	(.81)	—	(.81)	25.92	22.55	406	.30	.30	3.38
7/31/2020	22.56	.79	(.17)	.62	(.80)	(.50)	(1.30)	21.88	2.87	371	.31	.31	3.56
7/31/2019	23.28	.77	.13	.90	(.74)	(.88)	(1.62)	22.56	4.47	445	.32	.32	3.46
Class R-6:
7/31/2023	23.84	.90	.19	1.09	(.85)	(.82)	(1.67)	23.26	4.77	17,862	.26	.26	3.95
7/31/2022	25.93	.89	(1.18)	(.29)	(.82)	(.98)	(1.80)	23.84	(1.29)	16,215	.25	.25	3.54
7/31/2021	21.89	.82	4.05	4.87	(.83)	—	(.83)	25.93	22.59	16,144	.25	.25	3.42
7/31/2020	22.58	.79	(.17)	.62	(.81)	(.50)	(1.31)	21.89	2.88	12,922	.26	.26	3.61
7/31/2019	23.30	.78	.13	.91	(.75)	(.88)	(1.63)	22.58	4.52	10,202	.28	.28	3.51

Refer to the end of the table for footnotes.

72	The Income Fund of America

Financial highlights (continued)

	Year ended July 31,
Portfolio turnover rate for all share classes[11,12]	2023	2022	2021	2020	2019
Excluding mortgage dollar roll transactions	44%	40%	44%	58%	48%
Including mortgage dollar roll transactions	95%	72%	133%	117%	67%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Not annualized.
[10]	Annualized.
[11]	Refer to Note 5 for more information on mortgage dollar rolls.
[12]	Rates do not include the portfolio activity of Capital Group Central Cash Fund.

Refer to the notes to financial statements.

The Income Fund of America	73

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of The Income Fund of America:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of The Income Fund of America (the “Fund”), including the investment portfolio, as of July 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California
September 12, 2023

We have served as the auditor of one or more American Funds investment companies since 1956.

74	The Income Fund of America

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (February 1, 2023, through July 31, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Income Fund of America	75

Expense example (continued)

	Beginning account value 2/1/2023	Ending account value 7/31/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,010.96	$2.89	.58%
Class A – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class C – actual return	1,000.00	1,007.31	6.57	1.32
Class C – assumed 5% return	1,000.00	1,018.25	6.61	1.32
Class T – actual return	1,000.00	1,012.75	1.20	.24
Class T – assumed 5% return	1,000.00	1,023.60	1.20	.24
Class F-1 – actual return	1,000.00	1,010.68	3.19	.64
Class F-1 – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class F-2 – actual return	1,000.00	1,012.04	1.90	.38
Class F-2 – assumed 5% return	1,000.00	1,022.91	1.91	.38
Class F-3 – actual return	1,000.00	1,012.53	1.35	.27
Class F-3 – assumed 5% return	1,000.00	1,023.46	1.35	.27
Class 529-A – actual return	1,000.00	1,010.79	3.04	.61
Class 529-A – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class 529-C – actual return	1,000.00	1,006.88	6.92	1.39
Class 529-C – assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class 529-E – actual return	1,000.00	1,009.61	4.24	.85
Class 529-E – assumed 5% return	1,000.00	1,020.58	4.26	.85
Class 529-T – actual return	1,000.00	1,012.47	1.55	.31
Class 529-T – assumed 5% return	1,000.00	1,023.26	1.56	.31
Class 529-F-1 – actual return	1,000.00	1,011.72	2.29	.46
Class 529-F-1 – assumed 5% return	1,000.00	1,022.51	2.31	.46
Class 529-F-2 – actual return	1,000.00	1,012.14	1.85	.37
Class 529-F-2 – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class 529-F-3 – actual return	1,000.00	1,012.24	1.65	.33
Class 529-F-3 – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class R-1 – actual return	1,000.00	1,007.05	6.72	1.35
Class R-1 – assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class R-2 – actual return	1,000.00	1,006.73	6.72	1.35
Class R-2 – assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class R-2E – actual return	1,000.00	1,008.50	5.33	1.07
Class R-2E – assumed 5% return	1,000.00	1,019.49	5.36	1.07
Class R-3 – actual return	1,000.00	1,009.30	4.53	.91
Class R-3 – assumed 5% return	1,000.00	1,020.28	4.56	.91
Class R-4 – actual return	1,000.00	1,010.78	3.09	.62
Class R-4 – assumed 5% return	1,000.00	1,021.72	3.11	.62
Class R-5E – actual return	1,000.00	1,011.36	2.09	.42
Class R-5E – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class R-5 – actual return	1,000.00	1,012.26	1.55	.31
Class R-5 – assumed 5% return	1,000.00	1,023.26	1.56	.31
Class R-6 – actual return	1,000.00	1,012.53	1.35	.27
Class R-6 – assumed 5% return	1,000.00	1,023.46	1.35	.27

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

76	The Income Fund of America

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended July 31, 2023:

Long-term capital gains	$4,106,178,000
Qualified dividend income	$3,469,083,000
Section 199A dividends	$241,264,000
Section 163(j) interest dividends	$1,771,288,000
Corporate dividends received deduction	$1,966,756,000
U.S. government income that may be exempt from state taxation	$241,220,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2024, to determine the calendar year amounts to be included on their 2023 tax returns. Shareholders should consult their tax advisors.

The Income Fund of America	77

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The Income Fund of America	79

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80	The Income Fund of America

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The Income Fund of America	81

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82	The Income Fund of America

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
Gina F. Adams, 1958	2022	Senior Vice President, Government and Regulatory Affairs, FedEx Corporation (transportation/logistics company)	5	Entergy Corporation
Michael C. Camuñez, 1969	2019	President and CEO, Monarch Global Strategies LLC; former Assistant Secretary of Commerce, U.S. Department of Commerce	5	Edison International/Southern California Edison
Vanessa C. L. Chang, 1952	2012	Former Director, EL & EL Investments (real estate)	21	Edison International/Southern California Edison; Transocean Ltd. (offshore drilling contractor)
Nariman Farvardin, 1956	2022	President, Stevens Institute of Technology	93	None
William D. Jones, 1955 Chair of the Board (Independent and Non-Executive)	2008	Managing Member, CityLink LLC (investing and consulting); former President and CEO, CityLink Investment Corporation (acquires, develops and manages real estate ventures in urban communities)	24	None
Sharon I. Meers, 1965	2021	Co-Founder and COO, Midi Health, Inc. (a women’s telehealth company)	7	None
Josette Sheeran, 1954	2019	President and Director, Canoo Inc.; Trustee and former Executive Chair, The McCain Institute; former Professor of Practice, Arizona State University; President Emeritus and former CEO, Asia Society; former United Nations Special Envoy for Haiti	8	None
Margaret Spellings, 1957	2012	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina	93	None

Interested trustee5,6

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
Hilda L. Applbaum, 1961 Co-President and Trustee	1998	Partner — Capital World Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.	4	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by referring to the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Refer to page 84 for footnotes.

The Income Fund of America	83

Other officers6

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Pramod Atluri, 1976 Co-President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company;
		Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[7]; Director, Capital Research and Management Company
Caroline Randall, 1974 Co-President	2020	Partner — Capital Research Global Investors, Capital Research Company;[7] Director, The Capital Group Companies, Inc.[7]
Donald H. Rolfe, 1972 Principal Executive Officer	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Secretary, Capital Research and Management Company
Michael W. Stockton, 1967 Executive Vice President	2014	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
David A. Daigle, 1967 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[7]
John R. Queen, 1965 Senior Vice President	2020	Partner — Capital Fixed Income Investors, Capital Research and Management Company;
		Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[7]; Senior Vice President — Capital Group Private Client Services, Inc.[7]
Anirudh Samsi, 1971 Senior Vice President	2016	Partner — Capital World Investors, Capital Research and Management Company
Andrew B. Suzman, 1967 Senior Vice President	2004	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[7]
Bradley J. Vogt, 1965 Senior Vice President	2020	Partner — Capital Research Global Investors, Capital Research and Management Company
Shannon Ward, 1964 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Courtney R. Taylor, 1975 Secretary	2018	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Hong T. Le, 1978 Treasurer	2016	Vice President — Investment Operations, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Vice President — Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2016	Senior Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	Funds managed by Capital Research and Management Company or its affiliates.
[4]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[5]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[6]	All of the trustees and/or officers listed, with the exception on Anirudh Samsi, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[7]	Company affiliated with Capital Research and Management Company.

84	The Income Fund of America

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31.The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

The Income Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of The Income Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Sharon I. Meers, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

IFA

Registrant:

a) Audit Fees:
Audit	2022	206,000
	2023	180,000

b) Audit-Related Fees:
	2022	20,000
	2023	21,000

c) Tax Fees:
	2022	12,000
	2023	14,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2022	None
	2023	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2022	1,650,000
	2023	2,218,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

	2022	394,000
	2023	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2022	None
	2023	None
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $2,077,000 for fiscal year 2022 and $2,253,000 for fiscal year 2023. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA

By __/s/ Donald H. Rolfe________________
Donald H. Rolfe, Principal Executive Officer

Date: September 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Donald H. Rolfe_____________
Donald H. Rolfe, Principal Executive Officer

Date: September 29, 2023

By ___/s/ Hong T. Le__________________
Hong T. Le, Treasurer and Principal Financial Officer

Date: September 29, 2023